UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)
________

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Jason A. Schwarz, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1.   Schedule of Investments

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 97.7%††
Consumer Discretionary — 18.8%
13,813	Amazon.com, Inc.	$3,681,026
96,772	Apollo Group, Inc., Class A †(a)	1,682,865
290	AutoZone, Inc. †(a)	115,063
7,090	Brinker International, Inc.(a)	266,939
24,526	Burberry Group PLC ADR	989,134
15,670	Cablevision Systems Corp., Class A(a)	234,423
3,050	Carnival Corp.	104,615
4,090	Charter Communications, Inc., Class A †(a)	426,096
2,775	Chipotle Mexican Grill, Inc., Class A †(a)	904,289
2,304	Coach, Inc.(a)	115,177
36,907	Comcast Corp., Class A	1,550,463
7,689	Comcast Corp., Class A(a)	304,638
5,430	Darden Restaurants, Inc.(a)	280,622
2,380	Delphi Automotive PLC	105,672
31,204	Dick's Sporting Goods, Inc.(a)	1,475,949
10,179	DIRECTV †	576,233
4,690	Discovery Communications, Inc., Class C †(a)	326,143
2,630	Discovery Communications, Inc., Class A †(a)	207,086
12,480	DISH Network Corp., Class A	472,992
17,944	Dollar General Corp. †(a)	907,607
3,160	DR Horton, Inc.(a)	76,788
2,280	Gap, Inc. (The)	80,712
2,420	Garmin, Ltd.(a)	79,957
16,410	Goodyear Tire & Rubber Co. (The) †(a)	206,930
1,662	Harley-Davidson, Inc.	88,585
16,210	Home Depot, Inc. (The)	1,131,134
8,327	Hugo Boss AG ADR †(a)	185,692
5,130	Jarden Corp. †(a)	219,820
66,266	Johnson Controls, Inc.	2,323,949
5,210	L Brands, Inc.	232,678
6,300	Liberty Global, Inc., Class A †(a)	462,420
13,900	Liberty Interactive Corp., Class A †	297,182
580	Liberty Media Corp. †	64,745
10,375	Lululemon Athletica, Inc. †(a)	646,881
5,930	Marriott International, Inc., Class A(a)	250,424
4,960	Mattel, Inc.	217,198
10,698	McDonald's Corp.	1,066,484
12,000	Michael Kors Holdings, Ltd. †	681,480
5,740	News Corp., Class A	175,185
34,373	NIKE, Inc., Class B	2,028,351
2,917	Nordstrom, Inc.	161,106
6,990	Omnicom Group, Inc.(a)	411,711
1,950	PetSmart, Inc.	121,095
1,300	Polaris Industries, Inc.(a)	120,237
2,490	priceline.com, Inc. †(a)	1,712,946
7,310	Ralph Lauren Corp., Class A	1,237,656
2,340	Royal Caribbean Cruises, Ltd.	77,735
4,520	Scripps Networks Interactive, Inc., Class A(a)	290,817
78,784	Sirius XM Radio, Inc.(a)	242,655
30,123	Starbucks Corp.	1,715,806
1,850	Starwood Hotels & Resorts Worldwide, Inc.	117,901
580	Starz - Liberty Capital †	12,847
7,410	Time Warner Cable, Inc., Class A(a)	711,805
1,540	Time Warner, Inc.	88,735
28,949	TJX Cos., Inc.	1,353,366

Shares		Value
Consumer Discretionary (continued)
10,675	Tractor Supply Co.(a)	$1,111,588
2,880	Under Armour, Inc., Class A †	147,456
940	VF Corp.(a)	157,685
5,830	Viacom, Inc., Class B	358,953
8,610	Virgin Media, Inc.(a)	421,632
29,870	Walt Disney Co. (The)	1,696,616
5,540	Wyndham Worldwide Corp.	357,219
2,040	Wynn Resorts, Ltd.(a)	255,326
6,160	Yum! Brands, Inc.	443,150
		38,569,670
Consumer Staples — 8.1%
19,190	Altria Group, Inc.	659,944
66,235	Coca-Cola Co. (The)	2,678,543
4,791	Colgate-Palmolive Co.	565,482
9,480	Costco Wholesale Corp.	1,005,923
1,990	CVS Caremark Corp.	109,430
5,340	Dean Foods Co. †(a)	96,814
18,637	Diageo PLC ADR	2,345,280
4,650	Dr. Pepper Snapple Group, Inc.	218,318
5,710	General Mills, Inc.	281,560
1,050	Hershey Co. (The)	91,907
1,830	Kellogg Co.(a)	117,907
3,430	Kimberly-Clark Corp.(a)	336,071
2,010	Lorillard, Inc.	81,104
32,989	Mondelez International, Inc., Class A	1,009,793
1,770	Nu Skin Enterprises, Inc., Class A(a)	78,234
17,096	PepsiCo, Inc.	1,352,465
42,493	Philip Morris International, Inc.	3,939,526
1,390	Procter & Gamble Co. (The)	107,113
2,070	Reynolds American, Inc.(a)	92,094
5,110	Smithfield Foods, Inc. †	135,313
2,770	Sysco Corp.(a)	97,421
15,097	Wal-Mart Stores, Inc.	1,129,708
1,140	Whole Foods Market, Inc.	98,895
		16,628,845
Energy — 5.6%
16,530	Anadarko Petroleum Corp.	1,445,548
16,250	Cameron International Corp. †	1,059,500
97,193	Cobalt International Energy, Inc. †(a)	2,740,843
1,667	EOG Resources, Inc.	213,493
6,360	Kinder Morgan, Inc.(a)	246,005
53,154	Schlumberger, Ltd.	3,980,703
8,300	Spectra Energy Corp.(a)	255,225
89,630	Weatherford International, Ltd. †	1,088,108
9,260	Williams Cos., Inc. (The)	346,879
12,880	WPX Energy, Inc. †(a)	206,338
		11,582,642
Financials — 5.6%
8,450	Affiliated Managers Group, Inc.(a)	1,297,666
3,730	Aflac, Inc.	194,034
4,680	American Capital, Ltd. †	68,305
10,710	American Express Co.	722,497
4,650	American International Group, Inc. †	180,513
5,130	American Tower Corp., Class A	394,600
4,870	Annaly Capital Management, Inc.(a)	77,384
4,510	Aon PLC	277,365
2,460	Arch Capital Group, Ltd. †(a)	129,322
2,320	Arthur J. Gallagher & Co.	95,839
3,860	Bank of Hawaii Corp.(a)	196,127
22,106	Camden Property Trust	1,518,240
33,478	Capital One Financial Corp. †	1,839,616
21,703	CapitalSource, Inc.	208,783

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Financials (continued)
5,250	Discover Financial Services	$235,410
610	Federal Realty Investment Trust(a)	65,905
5,620	Fifth Third Bancorp	91,662
7,970	Forest City Enterprises, Inc., Class A †(a)	141,627
17,620	General Growth Properties, Inc.	350,286
1,300	IntercontinentalExchange, Inc. †(a)	211,991
4,680	Kimco Realty Corp.(a)	104,832
2,540	Macerich Co. (The)(a)	163,525
5,340	Marsh & McLennan Cos., Inc.	202,760
12,580	MBIA, Inc. †(a)	129,197
2,170	McGraw-Hill Cos., Inc. (The)(a)	113,014
2,810	Plum Creek Timber Co., Inc.(a)	146,682
13,510	Progressive Corp. (The)(a)	341,398
4,470	Protective Life Corp.	160,026
1,120	Public Storage	170,598
1,180	Rayonier, Inc.(a)	70,411
3,440	Simon Property Group, Inc.	545,446
18,580	SLM Corp.(a)	380,518
3,557	StanCorp Financial Group, Inc.(a)	152,097
1,180	State Street Corp.	69,726
9,440	TCF Financial Corp.(a)	141,222
5,370	U.S. Bancorp	182,204
3,210	Wells Fargo & Co. †	118,738
		11,489,566
Health Care — 13.2%
16,730	Abbott Laboratories	590,904
16,730	AbbVie, Inc.	682,249
11,730	Alexion Pharmaceuticals, Inc. †(a)	1,080,802
14,023	Allergan, Inc.	1,565,388
4,300	AmerisourceBergen Corp., Class A	221,235
11,180	Amgen, Inc.	1,146,062
4,570	Ariad Pharmaceuticals, Inc. †	82,671
3,830	Baxter International, Inc.	278,211
3,268	Becton Dickinson and Co.(a)	312,453
9,644	Biogen Idec, Inc. †	1,860,424
16,470	Bristol-Myers Squibb Co.	678,399
2,170	Cardinal Health, Inc.	90,316
15,100	Catamaran Corp. †(a)	800,753
14,700	Celgene Corp. †	1,703,877
14,150	Cerner Corp. †(a)	1,340,712
1,070	DaVita HealthCare Partners, Inc. †	126,891
21,205	Edwards Lifesciences Corp. †(a)	1,742,203
4,780	Eli Lilly & Co.	271,456
35,142	Express Scripts Holding Co. †	2,025,936
16,730	Gilead Sciences, Inc. †(a)	818,599
3,210	HCA Holdings, Inc.	130,422
7,570	Health Management Associates, Inc., Class A †	97,426
78,613	Hologic, Inc. †	1,776,654
4,840	Hospira, Inc. †(a)	158,897
7,468	Johnson & Johnson	608,866
3,380	McKesson Corp.	364,905
2,100	Medivation, Inc. †(a)	98,217
8,660	Mylan, Inc. †	250,620
1,260	Onyx Pharmaceuticals, Inc. †	111,964
4,383	Patterson Cos., Inc.(a)	166,729
1,360	Regeneron Pharmaceuticals, Inc. †(a)	239,904
2,300	Tenet Healthcare Corp. †	109,434
45,329	Teva Pharmaceutical Industries, Ltd. ADR	1,798,655
2,930	United Therapeutics Corp. †(a)	178,349
15,570	Vertex Pharmaceuticals, Inc. †(a)	856,039

Shares		Value
Health Care (continued)
10,250	Warner Chilcott PLC, Class A	$138,888
37,429	WellPoint, Inc.(a)	2,478,923
		26,984,433
Industrials — 12.4%
7,213	3M Co.	766,814
6,103	AECOM Technology Corp. †	200,178
4,400	Air Lease Corp., Class A(a)	129,008
2,530	Alliant Techsystems, Inc.	183,248
6,380	Babcock & Wilcox Co. (The)	181,256
8,015	Boeing Co. (The)	688,088
7,200	Canadian Pacific Railway, Ltd.	939,384
18,155	Caterpillar, Inc.(a)	1,578,940
2,840	CH Robinson Worldwide, Inc.(a)	168,866
2,480	Colfax Corp. †	115,419
3,670	Crane Co.	205,006
89,490	CSX Corp.(a)	2,204,139
9,090	Cummins, Inc.(a)	1,052,713
4,600	Danaher Corp.	285,890
4,060	Deere & Co.(a)	349,079
9,280	Delta Air Lines, Inc. †	153,213
2,860	Dun & Bradstreet Corp.(a)	239,239
7,540	Emerson Electric Co.(a)	421,260
4,500	Engility Holdings, Inc. †(a)	107,910
8,660	Exelis, Inc.	94,307
21,525	Fastenal Co.(a)	1,105,309
31,439	Fluor Corp.(a)	2,085,349
1,250	Gardner Denver, Inc.	93,888
5,290	GATX Corp.(a)	274,921
6,927	General Cable Corp. †	253,736
14,900	General Electric Co.	344,488
8,860	Honeywell International, Inc.	667,601
5,620	Illinois Tool Works, Inc.	342,483
2,090	Ingersoll-Rand PLC	114,971
6,444	Iron Mountain, Inc.(a)	233,982
12,430	ITT Corp.	353,385
11,850	JB Hunt Transport Services, Inc.(a)	882,588
26,785	Joy Global, Inc.(a)	1,594,243
3,940	Lockheed Martin Corp.	380,289
7,340	Manitowoc Co., Inc. (The)(a)	150,910
4,070	Masco Corp.(a)	82,418
1,180	Northrop Grumman Corp.	82,777
2,570	Oshkosh Corp. †(a)	109,199
8,400	Pitney Bowes, Inc.(a)	124,824
1,460	Precision Castparts Corp.	276,845
2,920	Raytheon Co.(a)	171,667
8,688	Rockwell Automation, Inc.(a)	750,209
1,450	Rockwell Collins, Inc.(a)	91,524
1,630	Roper Industries, Inc.	207,515
13,830	RR Donnelley & Sons Co.(a)	166,652
2,560	Ryder System, Inc.	152,960
9,802	Spirit Aerosystems Holdings, Inc., Class A †	186,140
680	Stericycle, Inc. †	72,202
3,262	Terex Corp. †	112,278
26,551	Textron, Inc.(a)	791,485
1,670	TransDigm Group, Inc.	255,376
4,993	Trinity Industries, Inc.	226,333
3,930	Union Pacific Corp.	559,671
10,680	United Continental Holdings, Inc. †(a)	341,867
7,810	United Parcel Service, Inc., Class B	670,879
9,870	United Technologies Corp.	922,154
1,000	WABCO Holdings, Inc. †	70,590

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Industrials (continued)
1,940	WESCO International, Inc. †(a)	$140,863
		25,508,528
Information Technology — 27.2%
4,620	Accenture PLC, Class A	350,982
890	Alliance Data Systems Corp. †(a)	144,082
47,522	Altera Corp.	1,685,605
15,095	Apple, Inc.	6,681,500
5,910	Automatic Data Processing, Inc.	384,268
3,750	BMC Software, Inc. †	173,738
14,550	Brocade Communications Systems, Inc. †	83,953
4,414	CA, Inc.(a)	111,100
3,650	Cisco Systems, Inc.	76,322
38,365	Citrix Systems, Inc. †	2,768,418
18,125	Cognizant Technology Solutions Corp. ADR, Class A †	1,388,556
49,152	eBay, Inc. †	2,665,021
62,560	EMC Corp. †	1,494,558
2,300	Fidelity National Information Services, Inc.	91,126
1,910	Gartner, Inc. †	103,923
9,271	Google, Inc., Class A †	7,361,452
39,350	Intel Corp.	859,798
11,803	International Business Machines Corp.	2,517,580
6,560	Intuit, Inc.	430,664
3,330	Lexmark International, Inc., Class A(a)	87,912
3,975	LinkedIn Corp., Class A †	699,839
940	Mastercard, Inc., Class A	508,662
84,055	Microsoft Corp.	2,404,814
2,260	Motorola Solutions, Inc.	144,708
8,850	NCR Corp. †	243,906
55,933	NetApp, Inc. †	1,910,671
7,130	Nuance Communications, Inc. †(a)	143,883
41,992	Oracle Corp.	1,358,021
7,680	Paychex, Inc.(a)	269,338
105,936	QUALCOMM, Inc. †	7,092,415
8,695	Salesforce.com, Inc. †(a)	1,554,927
13,652	Stratasys, Ltd. †(a)	1,013,251
3,899	Tech Data Corp. †	177,834
15,450	Teradata Corp. †	903,980
29,824	Visa, Inc., Class A	5,065,308
174,532	Western Union Co. (The)(a)	2,624,961
9,630	Yahoo!, Inc. †	226,594
		55,803,670
Materials — 5.6%
2,100	Air Products & Chemicals, Inc.	182,952
3,030	Ashland, Inc.	225,129
7,774	Ball Corp.	369,887
3,460	Cabot Corp.	118,332
9,070	Crown Holdings, Inc. †	377,403
5,330	Dow Chemical Co. (The)(a)	169,707
2,850	Ecolab, Inc.	228,513
14,340	EI du Pont de Nemours & Co.	704,954
53,830	Freeport-McMoRan Copper & Gold, Inc.	1,781,773
22,816	Monsanto Co.	2,410,054
32,354	Mosaic Co. (The)	1,928,622
940	PPG Industries, Inc.	125,904
5,750	Praxair, Inc.	641,355
1,040	Royal Gold, Inc.(a)	73,872
4,209	Sealed Air Corp.	101,479
9,744	Sherwin-Williams Co. (The)	1,645,664
1,860	Southern Copper Corp.(a)	69,880
5,030	United States Steel Corp.(a)	98,085

Shares		Value
Materials (continued)
1,550	Vulcan Materials Co.	$80,135
2,600	Walter Energy, Inc.	74,100
		11,407,800
Telecommunication Services — 1.2%
2,680	AT&T, Inc.	98,329
2,620	CenturyLink, Inc.(a)	92,041
3,010	Crown Castle International Corp. †	209,617
1,800	SBA Communications Corp., Class A †(a)	129,636
44,920	Sprint Nextel Corp. †	278,953
3,590	tw telecom, Inc., Class A †(a)	90,432
32,850	Verizon Communications, Inc.	1,614,577
		2,513,585
Total Common Stock
(Cost $159,043,669)		200,488,739

SHORT-TERM INVESTMENTS (b) — 22.3%
4,408,711	Northern Trust Institutional Government Select Portfolio, 0.010%	4,408,711
41,382,609	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(c)	41,382,609

Total Short-Term Investments
(Cost $45,791,320)		45,791,320

Total Investments — 120.0%
(Cost $204,834,989)‡		246,280,059
Other Assets & Liabilities, Net — (20.0)%		(41,106,234)
NET ASSETS — 100.0%		$205,173,825

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	At March 31, 2013, the tax basis cost of the Portfolio's investments was $204,834,989, and the unrealized appreciation and depreciation were $44,136,098 and $(2,691,028), respectively.
(a)	This security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $40,968,811.
(b)	Rate shown is the 7-day effective yield as of March 31, 2013.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2013 was $41,382,609.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $215,431.

ADR — American Depositary Receipt
Ltd. — Limited
PLC— Public Limited Company

As of March 31, 2013, all of the Portfolio’s investments in securities were considered Level 1.  For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	March 31, 2013
Schedule of Investments	(Unaudited)
Shares		Value

COMMON STOCK — 98.5%††
Consumer Discretionary — 9.3%
3,240	1-800-Flowers.com, Inc., Class A †	$16,103
3,575	Abercrombie & Fitch Co., Class A(a)	165,165
5,596	AH Belo Corp., Class A	32,681
7,999	Apollo Group, Inc., Class A(a)	139,102
14,348	Comcast Corp., Class A	602,759
2,882	CSS Industries, Inc.(a)	74,846
15,025	Delphi Automotive PLC(a)	667,110
40	Dillard's, Inc., Class A(a)	3,142
5,307	Exceed Co., Ltd. †(a)	6,846
3,165	Flexsteel Industries, Inc.	78,302
7,600	Foot Locker, Inc.(a)	260,224
5,900	Ford Motor Co.	77,585
7,475	Gannett Co., Inc.(a)	163,478
3,600	General Motors Co. †(a)	100,152
481	Journal Communications, Inc., Class A †(a)	3,232
1,843	Luby's, Inc. †	13,786
3,025	Magna International, Inc., Class A(a)	177,567
5,250	Newell Rubbermaid, Inc.	137,025
10,800	Omnicom Group, Inc.	636,120
5,750	PulteGroup, Inc. †(a)	116,380
53,550	Staples, Inc.(a)	719,176
1,300	Town Sports International Holdings, Inc.(a)	12,298
3,525	TravelCenters of America LLC †	33,805
3,987	Unifi, Inc. †(a)	76,152
1,950	Viacom, Inc., Class B	120,062
272	Washington Post Co. (The), Class B(a)	121,584
750	Whirlpool Corp.	88,845
		4,643,527
Consumer Staples — 6.0%
6,991	Central Garden and Pet Co., Class A †(a)	57,466
13,254	CVS Caremark Corp.	728,837
1,900	General Mills, Inc.	93,689
3,415	Harbinger Group, Inc. †(a)	28,208
2,494	Ingredion, Inc.	180,366
3,650	Kroger Co. (The)	120,961
5,775	Molson Coors Brewing Co., Class B	282,571
4,957	Orchids Paper Products Co.(a)	115,647
11,087	Procter & Gamble Co. (The)	854,364
118	Smithfield Foods, Inc. †	3,125
14,850	Tyson Foods, Inc., Class A	368,577
3,700	Walgreen Co.(a)	176,416
		3,010,227
Energy — 15.2%
1,524	Adams Resources & Energy, Inc.	77,724
7,850	Alon USA Energy, Inc.	149,543
2,525	Anadarko Petroleum Corp.	220,811
11,525	Baker Hughes, Inc.(a)	534,875
16,554	BP PLC ADR(a)	701,051
1,350	Cameron International Corp. †	88,020
4,625	Chevron Corp.	549,542
8,777	ConocoPhillips(a)	527,498
2,294	Delek US Holdings, Inc.	90,521
14,488	Exxon Mobil Corp.	1,305,514
6,350	Hess Corp.(a)	454,724
1,300	HollyFrontier Corp.(a)	66,885
5,269	Marathon Petroleum Corp.	472,102

Shares		Value
Energy (continued)
3,375	Occidental Petroleum Corp.	$264,499
7,200	Peabody Energy Corp.	152,280
4,838	Phillips 66	338,515
9,900	Royal Dutch Shell PLC ADR, Class A(a)	645,107
4,421	Tesoro Corp.(a)	258,850
9,215	Valero Energy Corp.(a)	419,190
5,485	Western Refining, Inc.(a)	194,224
1,675	Whiting Petroleum Corp. †	85,157
		7,596,632
Financials — 28.4%
11,500	Allstate Corp. (The)	564,305
692	Altisource Portfolio Solutions SA †	48,267
29,432	American International Group, Inc. †	1,142,550
1,206	Aspen Insurance Holdings, Ltd.(a)	46,528
5,793	Assurant, Inc.(a)	260,743
15,650	Axis Capital Holdings, Ltd.	651,353
61,175	Bank of America Corp.(a)	745,111
5,639	Berkshire Hathaway, Inc., Class B(a)	587,584
2,400	Calamos Asset Management, Inc., Class A(a)	28,248
2,550	Capital One Financial Corp. †	140,123
28,570	Citigroup, Inc.	1,263,937
8,050	Discover Financial Services	360,962
—	FBR & Co. †	5
17,347	Fifth Third Bancorp(a)	282,930
2,200	Franklin Resources, Inc.(a)	331,782
5,889	Goldman Sachs Group, Inc. (The)	866,566
15,575	Invesco, Ltd.(a)	451,052
467	Jones Lang LaSalle, Inc.	46,424
28,660	JPMorgan Chase & Co.(a)	1,360,204
7,850	KeyCorp †(a)	78,186
6,725	Lincoln National Corp.(a)	219,302
23,025	MetLife, Inc.	875,411
21,075	Morgan Stanley(a)	463,229
2,610	PartnerRe, Ltd.(a)	243,017
1,596	Platinum Underwriters Holdings, Ltd.	89,073
10,829	PNC Financial Services Group, Inc.	720,128
20,250	Regions Financial Corp. †	165,847
8,200	State Street Corp.(a)	484,538
3,781	SunTrust Banks, Inc. †(a)	108,931
2,018	Travelers Cos., Inc. (The)	169,895
27,375	UBS AG(a)	421,301
875	United Fire Group, Inc.(a)	22,286
5,300	Unum Group(a)	149,725
2,525	Validus Holdings, Ltd.	94,359
14,974	Wells Fargo & Co. †	553,888
4,500	Willis Group Holdings PLC(a)	177,705
		14,215,495
Health Care — 10.6%
10,462	Abbott Laboratories	369,518
2,900	Aetna, Inc.(a)	148,248
4,170	Albany Molecular Research, Inc. †(a)	43,827
2,375	Amgen, Inc.	243,461
6,975	Becton Dickinson and Co.(a)	666,880
11,125	Boston Scientific Corp. †	86,886
2,550	CareFusion Corp. †(a)	89,224
4,075	Cigna Corp.	254,158
91	Covance, Inc. †(a)	6,763
9,268	Eli Lilly & Co.	526,330
5,675	Johnson & Johnson(a)	462,683
4,525	Laboratory Corp. of America Holdings †(a)	408,155
975	McKesson Corp.(a)	105,261

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Health Care (continued)
3,775	Medtronic, Inc.(a)	$177,274
10,409	Merck & Co., Inc.	460,390
33,841	Pfizer, Inc.	976,651
1,625	Thermo Fisher Scientific, Inc.	124,296
3,075	UnitedHealth Group, Inc.	175,921
		5,325,926
Industrials — 9.6%
1,500	AGCO Corp.	78,180
867	Alaska Air Group, Inc. †	55,453
2,779	Alliant Techsystems, Inc.	201,283
1,169	Argan, Inc.	17,430
3,022	Boeing Co. (The)	259,439
3,341	Courier Corp.(a)	48,144
11,500	Delta Air Lines, Inc. †	189,865
6,050	Eaton Corp. PLC(a)	370,563
6,554	FreightCar America, Inc.(a)	143,008
22,575	General Electric Co.	521,934
1,844	Intersections, Inc.(a)	17,352
4,359	Kimball International, Inc., Class B(a)	39,492
7,836	L-3 Communications Holdings, Inc., Class 3	634,089
3,251	Lydall, Inc. †(a)	49,903
19,550	Masco Corp.	395,888
627	NN, Inc. †(a)	5,932
9,567	Northrop Grumman Corp.	671,125
11,963	Republic Airways Holdings, Inc. †	138,053
11,261	SkyWest, Inc.(a)	180,739
21,325	Southwest Airlines Co.(a)	287,461
9,286	Sparton Corp. †(a)	124,432
9,668	Sypris Solutions, Inc.(a)	40,412
3,400	Terex Corp. †	117,028
3,800	United Rentals, Inc. †(a)	208,886
349	Willis Lease Finance Corp. †(a)	5,277
		4,801,368
Information Technology — 11.9%
11,172	Booz Allen Hamilton Holding Corp., Class A(a)	150,152
4,700	Broadcom Corp., Class A	162,949
23,656	Cisco Systems, Inc.	494,647
6,413	Computer Sciences Corp.	315,712
23,725	Dell, Inc.(a)	339,979
567	EarthLink, Inc.(a)	3,073
575	Google, Inc., Class A †	456,567
49,850	Hewlett-Packard Co. †(a)	1,188,424
14	Hutchinson Technology, Inc. †(a)	39
1,091	International Business Machines Corp.	232,710
1,500	KLA-Tencor Corp.	79,110
6,023	Kulicke & Soffa Industries, Inc. †(a)	69,626
641	Magnachip Semiconductor Corp. †	11,096
10,400	Marvell Technology Group, Ltd.	110,032
11,975	Micron Technology, Inc. †(a)	119,510
15,098	Microsoft Corp.	431,954
18,200	Nokia OYJ ADR(a)	59,696
5,900	NXP Semiconductor NV †(a)	178,534
15,587	Oracle Corp.	504,083
2,117	Photronics, Inc. †(a)	14,142
8,000	Skyworks Solutions, Inc. †(a)	176,240
3,450	Symantec Corp. †	85,146
14,825	TE Connectivity, Ltd.(a)	621,612
5,200	Yahoo!, Inc. †(a)	122,356
		5,927,389

Shares		Value
Materials — 3.8%
218	AEP Industries, Inc. †	$15,655
741	American Pacific Corp. †(a)	17,124
6,156	Bemis Co., Inc.(a)	248,456
8,000	Freeport-McMoRan Copper & Gold, Inc.(a)	264,800
25,516	Graphic Packaging Holding Co. †(a)	191,115
3,928	Greif, Inc., Class A(a)	210,619
3,500	International Paper Co.	163,030
7,406	LyondellBasell Industries NV, Class A(a)	468,726
583	Material Sciences Corp. †(a)	6,296
1,900	Nucor Corp.(a)	87,685
1,450	PPG Industries, Inc.	194,213
849	US Concrete, Inc. †	11,725
		1,879,444
Telecommunication Services — 0.9%
11,700	AT&T, Inc.(a)	429,273

Utilities — 2.8%
10,250	AES Corp. (The)	128,842
576	Chesapeake Utilities Corp.(a)	28,253
5,137	Edison International(a)	258,494
6,075	Entergy Corp.(a)	384,183
3,975	NiSource, Inc.(a)	116,627
5,200	NRG Energy, Inc.	137,748
1,027	Otter Tail Corp.(a)	31,981
5,900	PPL Corp.(a)	184,729
4,113	Public Service Enterprise Group, Inc.(a)	141,240
		1,412,097
Total Common Stock
(Cost $40,436,270)		49,241,378

SHORT-TERM INVESTMENTS (b) — 36.2%
732,760	Northern Trust Institutional Government Select Portfolio, 0.010%	732,760
17,377,570	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(c)	17,377,570

Total Short-Term Investments
(Cost $18,110,330)		18,110,330

Total Investments — 134.7%
(Cost $58,546,600)‡		67,351,708
Other Assets & Liabilities, Net — (34.7)%		(17,351,707)
NET ASSETS — 100.0%		$50,000,001

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	At March 31, 2013, the tax basis cost of the Portfolio 's investments was $58,546,600, and the unrealized appreciation and depreciation were $9,360,945 and $(555,837), respectively.
(a)	This security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $17,031,780.
(b)	Rate shown is the 7-day effective yield as of March 31, 2013.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2013 was $17,377,570.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $13,451.

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	March 31, 2013
Schedule of Investments	(Unaudited)

ADR — American Depositary Receipt
LLC— Limited Liability Company
Ltd. — Limited
PLC— Public Limited Company

As of March 31, 2013, all of the Portfolio’s investments in securities were considered Level 1.  For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.5%††
Consumer Discretionary — 16.1%
156	AFC Enterprises, Inc.†(a)	$5,667
580	American Greetings Corp., Class A(a)	9,338
170	American Public Education, Inc.†(a)	5,931
240	America's Car-Mart, Inc.†(a)	11,218
1,316	Ameristar Casinos, Inc.	34,519
290	Arbitron, Inc.	13,592
480	Arctic Cat, Inc.†(a)	20,976
780	Asbury Automotive Group, Inc.	28,618
1,230	Belo Corp., Class A(a)	12,091
690	Bloomin' Brands, Inc.†	12,330
230	Blue Nile, Inc.†(a)	7,923
1,010	Boyd Gaming Corp.†(a)	8,353
450	Bravo Brio Restaurant Group, Inc.†(a)	7,123
603	Brunswick Corp.(a)	20,635
690	Cabela's, Inc.†	41,938
250	Capella Education Co.†	7,785
120	Cavco Industries, Inc.†	5,708
560	CEC Entertainment, Inc.(a)	18,340
782	Cheesecake Factory, Inc. (The)(a)	30,193
344	Cherokee, Inc.(a)	4,713
170	Children's Place Retail Stores, Inc. (The)†(a)	7,619
327	Coinstar, Inc.†(a)	19,103
910	Cooper Tire & Rubber Co.	23,351
221	Cracker Barrel Old Country Store, Inc.(a)	17,868
1,270	Crocs, Inc.†	18,822
297	Dana Holding Corp.(a)	5,295
230	DineEquity, Inc.	15,822
488	Domino's Pizza, Inc.(a)	25,103
260	Dorman Products, Inc.(a)	9,675
378	Ethan Allen Interiors, Inc.(a)	12,444
917	Express, Inc.†	16,332
461	Finish Line, Inc. (The), Class A(a)	9,031
230	Francesca's Holdings Corp.†(a)	6,592
320	Genesco, Inc.†	19,229
890	Gentherm, Inc.†	14,578
310	G-III Apparel Group, Ltd.†	12,434
700	Global Sources, Ltd.†	5,292
600	Grand Canyon Education, Inc.†(a)	15,234
240	Hibbett Sports, Inc.†(a)	13,505
130	HSN, Inc.	7,132
307	Jos A Bank Clothiers, Inc.†(a)	12,249
380	K12, Inc.†(a)	9,162
2,720	LeapFrog Enterprises, Inc., Class A†(a)	23,283
1,520	Libbey, Inc.†	29,382
600	Life Time Fitness, Inc.†(a)	25,668
1,190	Lions Gate Entertainment Corp.†(a)	28,286
262	Lumber Liquidators Holdings, Inc.†(a)	18,398
1,320	MDC Partners, Inc., Class A(a)	21,344
420	Meritage Homes Corp.†(a)	19,681
2,470	Morgans Hotel Group Co.†	14,622
210	Movado Group, Inc.	7,039
3,540	MTR Gaming Group, Inc.†	11,682
830	Multimedia Games Holding Co., Inc.†(a)	17,322
810	National CineMedia, Inc.	12,782
680	Nexstar Broadcasting Group, Inc., Class A	12,240
2,200	Orbitz Worldwide, Inc.†(a)	12,562
160	Oxford Industries, Inc.	8,496
429	Papa John's International, Inc.†(a)	26,521
1,140	Pier 1 Imports, Inc.(a)	26,220
1,030	Pinnacle Entertainment, Inc.†(a)	15,059
310	Pool Corp.	14,880
310	Red Robin Gourmet Burgers, Inc.†(a)	14,136

Shares		Value
Consumer Discretionary (continued)
410	RG Barry Corp.	$5,490
3,690	Ruth's Hospitality Group, Inc.†	35,203
720	Ryland Group, Inc. (The)(a)	29,966
1,700	Scientific Games Corp., Class A†(a)	14,875
220	Select Comfort Corp.†(a)	4,349
1,020	Sinclair Broadcast Group, Inc., Class A	20,645
359	Six Flags Entertainment Corp.	26,020
1,610	Skullcandy, Inc.†(a)	8,501
1,560	Smith & Wesson Holding Corp.†(a)	14,040
480	Sonic Corp.†	6,182
580	Sotheby's(a)	21,698
380	Steven Madden, Ltd.†(a)	16,393
190	Sturm Ruger & Co., Inc.(a)	9,639
456	Tenneco, Inc.†(a)	17,925
930	Texas Roadhouse, Inc., Class A	18,777
832	Tower International, Inc.†(a)	11,648
1,650	Town Sports International Holdings, Inc.(a)	15,609
260	True Religion Apparel, Inc.	6,789
230	Tumi Holdings, Inc.†(a)	4,816
1,010	Valassis Communications, Inc.(a)	30,169
260	Vitamin Shoppe, Inc.†	12,701
1,030	World Wrestling Entertainment, Inc., Class A(a)	9,085
1,032	Zagg, Inc.†(a)	7,513
179	Zumiez, Inc.†(a)	4,099
		1,314,598
Consumer Staples — 5.0%
750	B&G Foods, Inc., Class A(a)	22,867
86	Boston Beer Co., Inc. (The), Class A†(a)	13,729
610	Cal-Maine Foods, Inc.	25,962
230	Casey's General Stores, Inc.	13,409
1,200	Central Garden and Pet Co., Class A†	9,864
220	Coca-Cola Bottling Co. Consolidated	13,271
1,060	Craft Brew Alliance, Inc.†(a)	7,886
320	Darling International, Inc.†	5,747
410	Elizabeth Arden, Inc.†(a)	16,503
350	Hain Celestial Group, Inc. (The)†(a)	21,378
180	J&J Snack Foods Corp.	13,840
230	Lancaster Colony Corp.	17,710
370	Medifast, Inc.†	8,481
502	Nu Skin Enterprises, Inc., Class A(a)	22,188
492	Pantry, Inc. (The)†(a)	6,135
270	Post Holdings, Inc.†	11,591
690	Prestige Brands Holdings, Inc.†	17,726
80	Pricesmart, Inc.(a)	6,226
4,590	Rite Aid Corp.†	8,721
290	Sanderson Farms, Inc.	15,840
330	Snyders-Lance, Inc.	8,336
320	Spectrum Brands Holdings, Inc.	18,109
4,250	Star Scientific, Inc.†(a)	7,055
1,240	Synutra International, Inc.†(a)	5,828
300	TreeHouse Foods, Inc.†	19,545
470	United Natural Foods, Inc.†	23,124
610	USANA Health Sciences, Inc.†(a)	29,481
657	Vector Group, Ltd.(a)	10,591
100	WD-40 Co.	5,477
		406,620
Energy — 2.7%
835	Berry Petroleum Co., Class A(a)	38,652
2,380	BPZ Resources, Inc.†(a)	5,403
520	Carrizo Oil & Gas, Inc.†(a)	13,400
97	Dril-Quip, Inc.†	8,455
384	Energy XXI Bermuda, Ltd.(a)	10,452
1,853	Halcon Resources Corp.†(a)	14,435

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Energy (continued)
1,360	ION Geophysical Corp.†(a)	$9,262
1,240	Kodiak Oil & Gas Corp.†	11,272
910	Northern Oil and Gas, Inc.†(a)	13,086
790	Oasis Petroleum, Inc.†	30,075
522	Rosetta Resources, Inc.†	24,837
230	Targa Resources Corp.	15,631
1,300	Vaalco Energy, Inc.†(a)	9,867
513	Western Refining, Inc.	18,165
		222,992
Financials — 9.9%
250	Acadia Realty Trust	6,943
290	American Assets Trust, Inc.	9,283
733	Amtrust Financial Services, Inc.(a)	25,398
360	Apollo Residential Mortgage, Inc.(a)	8,024
290	Bank of the Ozarks, Inc.(a)	12,861
3,069	BGC Partners, Inc., Class A	12,767
170	BOFI Holding, Inc.†(a)	6,100
660	Bridge Capital Holdings†(a)	10,058
1,424	CBL & Associates Properties, Inc.(a)	33,606
230	Coresite Realty Corp.†(a)	8,045
83	Credit Acceptance Corp.†(a)	10,124
1,090	DFC Global Corp.†(a)	18,137
230	DuPont Fabros Technology, Inc.(a)	5,582
230	Eagle Bancorp, Inc.†	5,035
550	Encore Capital Group, Inc.†(a)	16,555
510	Enterprise Financial Services Corp.(a)	7,313
6,100	FelCor Lodging Trust, Inc.†	36,295
220	First Cash Financial Services, Inc.†	12,835
2,920	Glimcher Realty Trust(a)	33,872
1,330	Greenlight Capital Re, Ltd., Class A†	32,519
100	Gyrodyne Co. of America, Inc.	7,351
570	HFF, Inc., Class A	11,360
520	Highwoods Properties, Inc.(a)	20,576
430	Homeowners Choice, Inc.(a)	11,717
930	Inland Real Estate Corp.(a)	9,384
1,110	Investors Bancorp, Inc.(a)	20,846
1,120	Investors Real Estate Trust(a)	11,054
910	Meadowbrook Insurance Group, Inc.(a)	6,415
790	MicroFinancial, Inc.	6,660
720	Montpelier Re Holdings, Ltd.	18,756
173	National Health Investors, Inc.(a)	11,323
300	Nationstar Mortgage Holdings, Inc.†(a)	11,070
390	Navigators Group, Inc. (The)†	22,913
340	Ocwen Financial Corp.†(a)	12,893
1,270	Omega Healthcare Investors, Inc.(a)	38,557
180	Portfolio Recovery Associates, Inc.†	22,846
130	PS Business Parks, Inc.	10,260
670	Regional Management Corp.†	13,534
165	Ryman Hospitality Properties(a)	7,549
200	Saul Centers, Inc.	8,748
150	Sovran Self Storage, Inc.	9,674
550	State Auto Financial Corp.(a)	9,581
3,870	Strategic Hotels & Resorts, Inc.†(a)	32,315
495	SVB Financial Group†(a)	35,115
340	Taylor Capital Group, Inc.†(a)	5,437
1,310	Texas Capital Bancshares, Inc.†(a)	52,990
1,666	Tower Group International, Ltd.(a)	30,729
760	Tree.com, Inc.	14,052
630	UMH Properties, Inc.	6,470
269	World Acceptance Corp.†(a)	23,099
		814,626
Health Care — 19.5%
530	ABIOMED, Inc.†(a)	9,895
3,760	Accuray, Inc.†(a)	17,446
429	Acorda Therapeutics, Inc.†(a)	13,741

Shares		Value
Health Care (continued)
754	Air Methods Corp.(a)	$36,373
1,215	Akorn, Inc.†(a)	16,803
710	Align Technology, Inc.(a)	23,792
2,054	Alkermes PLC†(a)	48,700
730	Alnylam Pharmaceuticals, Inc.†	17,790
530	AMAG Pharmaceuticals, Inc.†	12,640
740	AMN Healthcare Services, Inc.†	11,714
500	Amsurg Corp., Class A†	16,820
2,210	Anacor Pharmaceuticals, Inc.†(a)	14,277
130	Analogic Corp.	10,273
840	Anika Therapeutics, Inc.†(a)	12,197
3,130	Arena Pharmaceuticals, Inc.†(a)	25,697
136	ArthroCare Corp.(a)	4,727
184	athenahealth, Inc.†(a)	17,855
490	Auxilium Pharmaceuticals, Inc.†(a)	8,467
1,120	AVEO Pharmaceuticals, Inc.†(a)	8,232
226	Bio-Reference Labs, Inc.†(a)	5,872
970	Cambrex Corp.†(a)	12,406
560	Celldex Therapeutics, Inc.†	6,485
1,060	Cempra, Inc.†	7,155
806	Centene Corp.†	35,496
168	Cepheid, Inc.†(a)	6,446
2,290	Cerus Corp.†(a)	10,122
310	Chemed Corp.(a)	24,794
100	Computer Programs & Systems, Inc.(a)	5,411
157	Corvel Corp.†	7,770
813	Cubist Pharmaceuticals, Inc.†(a)	38,065
1,620	Cumberland Pharmaceuticals, Inc.†(a)	8,068
410	Cyberonics, Inc.†(a)	19,192
5,519	Depomed, Inc.†(a)	32,397
650	DexCom, Inc.†	10,868
2,850	Dyax Corp.†(a)	12,426
3,130	Dynavax Technologies Corp.†(a)	6,949
332	Emergent Biosolutions, Inc.†	4,641
1,960	Emeritus Corp.†	54,468
1,000	Endocyte, Inc.†(a)	12,450
770	Ensign Group, Inc. (The)(a)	25,718
1,120	Exact Sciences Corp.†(a)	10,976
740	ExamWorks Group, Inc.†(a)	12,817
576	Haemonetics Corp.†	23,996
880	Halozyme Therapeutics, Inc.†(a)	5,078
1,290	HealthSouth Corp.†(a)	34,017
762	HMS Holdings Corp.†(a)	20,688
160	ICU Medical, Inc.†(a)	9,432
810	ImmunoGen, Inc.†(a)	13,009
790	Impax Laboratories, Inc.†	12,198
370	Infinity Pharmaceuticals, Inc.†	17,934
230	IPC The Hospitalist Co., Inc.†(a)	10,230
952	Jazz Pharmaceuticals PLC†(a)	53,226
190	Magellan Health Services, Inc.†	9,038
780	MedAssets, Inc.†	15,015
711	Medicines Co. (The)†	23,762
110	Medivation, Inc.†(a)	5,145
1,460	Merrimack Pharmaceuticals, Inc.†(a)	8,906
610	Molina Healthcare, Inc.†(a)	18,831
220	MWI Veterinary Supply, Inc.†	29,097
1,810	Natus Medical, Inc.†	24,326
2,250	Nektar Therapeutics†(a)	24,750
140	Neogen Corp.†	6,940
790	NuVasive, Inc.†(a)	16,835
1,260	Omeros Corp.†(a)	5,191
461	Omnicell, Inc.†	8,704
950	Opko Health, Inc.†(a)	7,248
310	Orthofix International NV†(a)	11,120
650	Owens & Minor, Inc.(a)	21,164
3,150	Pain Therapeutics, Inc.	10,804

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Health Care (continued)
890	PAREXEL International Corp.†(a)	$35,164
2,750	PDL BioPharma, Inc.(a)	20,102
653	Pharmacyclics, Inc.†(a)	52,508
990	Pozen, Inc.†(a)	5,217
490	Providence Service Corp. (The)†(a)	9,060
845	Questcor Pharmaceuticals, Inc.(a)	27,496
2,500	Rigel Pharmaceuticals, Inc.†	16,975
246	Salix Pharmaceuticals, Ltd.†	12,590
880	Santarus, Inc.†(a)	15,250
2,580	Sciclone Pharmaceuticals, Inc.†	11,868
280	Seattle Genetics, Inc.†(a)	9,943
981	Select Medical Holdings Corp.(a)	8,829
1,590	Sequenom, Inc.†(a)	6,599
1,326	Skilled Healthcare Group, Inc., Class A†(a)	8,712
1,064	Spectrum Pharmaceuticals, Inc.	7,937
780	STERIS Corp.	32,456
1,930	Sunesis Pharmaceuticals, Inc.†(a)	10,557
260	Synageva BioPharma Corp.†	14,279
375	Team Health Holdings, Inc.†	13,643
230	Theravance, Inc.†(a)	5,433
2,390	Threshold Pharmaceuticals, Inc.†(a)	11,018
220	U.S. Physical Therapy, Inc.(a)	5,907
3,690	Vanda Pharmaceuticals, Inc.†	14,465
580	Vanguard Health Systems, Inc.†	8,625
660	Vascular Solutions, Inc.†	10,705
1,900	Vical, Inc.†	7,562
1,350	Vivus, Inc.†(a)	14,850
472	WellCare Health Plans, Inc.†	27,357
189	West Pharmaceutical Services, Inc.	12,274
1,410	XenoPort, Inc.†	10,082
		1,592,578
Industrials — 20.2%
654	3D Systems Corp.†(a)	21,085
1,090	Acacia Research Corp.	32,885
1,240	Aceto Corp.(a)	13,727
240	Acuity Brands, Inc.(a)	16,644
590	ADA-ES, Inc.†(a)	15,676
320	Advisory Board Co. (The)†	16,807
993	Aircastle, Ltd.(a)	13,584
890	Alaska Air Group, Inc.†(a)	56,924
270	Altra Holdings, Inc.(a)	7,350
600	Applied Industrial Technologies, Inc.(a)	27,000
530	Argan, Inc.	7,902
480	Astronics Corp.†	14,314
1,740	Avis Budget Group, Inc.†(a)	48,424
330	Barrett Business Services, Inc.(a)	17,378
419	Beacon Roofing Supply, Inc.(a)	16,199
800	Belden, Inc.(a)	41,320
2,180	Blount International, Inc.	29,168
590	Brink's Co. (The)	16,673
1,870	Builders FirstSource, Inc.†(a)	10,958
1,260	CAI International, Inc.†	36,313
570	CDI Corp.	9,804
530	Celadon Group, Inc.(a)	11,056
229	Chart Industries, Inc.†(a)	18,322
140	CLARCOR, Inc.(a)	7,333
2,152	Coleman Cable, Inc.	32,280
680	Corporate Executive Board Co. (The)(a)	39,549
755	CPI Aerostructures, Inc.†	6,470
368	Deluxe Corp.(a)	15,235
610	DigitalGlobe, Inc.†	17,635
347	DXP Enterprises, Inc.†(a)	25,921
930	Edgen Group, Inc., Class A†	6,724
600	EnerNOC, Inc.†	10,422
180	EnerSys, Inc.†(a)	8,205

Shares		Value
Industrials (continued)
370	Exponent, Inc.(a)	$19,958
1,530	Federal Signal Corp.†	12,454
1,280	Flow International Corp.†(a)	5,005
2,670	GenCorp, Inc.†(a)	35,511
530	Genessee & Wyoming, Inc., Class A†(a)	49,348
400	GP Strategies Corp.†(a)	9,544
1,630	Great Lakes Dredge & Dock Corp.(a)	10,970
770	H&E Equipment Services, Inc.	15,708
1,680	Hawaiian Holdings, Inc.†(a)	9,677
803	HEICO Corp.(a)	34,858
1,250	Hexcel Corp.†	36,263
398	Insperity, Inc.	11,291
1,030	John Bean Technologies Corp.(a)	21,373
570	Kforce, Inc.(a)	9,331
390	Knight Transportation, Inc.(a)	6,279
260	Lindsay Corp.	22,927
940	MasTec, Inc.†(a)	27,401
181	Middleby Corp.†	27,539
460	Mueller Industries, Inc.	24,513
1,680	Mueller Water Products, Inc., Class A	9,962
1,090	MYR Group, Inc.†	26,770
180	National Presto Industries, Inc.	14,490
80	Nortek, Inc.†	5,709
885	Old Dominion Freight Line, Inc.†	33,807
410	Park-Ohio Holdings Corp.†	13,583
1,490	Primoris Services Corp.	32,944
387	Raven Industries, Inc.(a)	13,007
159	RBC Bearings, Inc.†	8,039
3,050	Republic Airways Holdings, Inc.†	35,197
370	SeaCube Container Leasing, Ltd.(a)	8,495
830	SkyWest, Inc.(a)	13,322
160	Standex International Corp.(a)	8,835
420	Sterling Construction Co., Inc.†	4,574
1,030	Swift Transportation Co., Class A†	14,606
1,886	TAL International Group, Inc.(a)	85,455
1,680	Taser International, Inc.†(a)	13,356
203	Tennant Co.(a)	9,858
390	Tetra Tech, Inc.†	11,891
757	Textainer Group Holdings, Ltd.(a)	29,939
708	Titan International, Inc.(a)	14,925
1,071	Titan Machinery, Inc.†(a)	29,720
350	TMS International Corp., Class A†	4,620
789	Trimas Corp.†	25,619
2,810	US Airways Group, Inc.†(a)	47,686
1,310	USG Corp.†(a)	34,636
1,590	Wabash National Corp.†(a)	16,154
520	Werner Enterprises, Inc.(a)	12,553
350	Wesco Aircraft Holdings, Inc.†(a)	5,152
170	Woodward, Inc.	6,759
		1,650,900
Information Technology — 19.0%
450	ACI Worldwide, Inc.†	21,987
900	Active Network, Inc.†(a)	3,771
379	Advent Software, Inc.†	10,601
450	Anaren, Inc.†	8,725
279	Anixter International, Inc.(a)	19,508
1,050	Aruba Networks, Inc.(a)	25,977
420	Aspen Technology, Inc.†	13,562
500	ATMI, Inc.†	11,215
2,440	Bazaarvoice, Inc.†(a)	17,861
380	Blackbaud, Inc.(a)	11,259
1,110	Blucora, Inc.(a)	17,183
220	BroadSoft, Inc.†(a)	5,823
369	Cabot Microelectronics Corp.†	12,823
130	CACI International, Inc., Class A†(a)	7,523
1,940	CalAmp Corp.†	21,282

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology (continued)
920	Callidus Software, Inc.†(a)	$4,204
962	Cardtronics, Inc.†	26,416
429	Cass Information Systems, Inc.(a)	18,035
470	Cavium, Inc.†(a)	18,241
1,310	Ciena Corp.†	20,973
1,377	Cirrus Logic, Inc.†(a)	31,327
426	CommVault Systems, Inc.†(a)	34,924
280	Comverse, Inc.†	7,851
893	CSG Systems International, Inc.†(a)	18,923
860	Datalink Corp.†	10,389
1,265	Dice Holdings, Inc.†(a)	12,814
630	Ellie Mae, Inc.†(a)	15,152
1,360	Entegris, Inc.†	13,409
1,210	Exar Corp.†	12,705
764	Fair Isaac Corp.	34,907
405	FEI Co.(a)	26,143
2,190	Global Cash Access Holdings, Inc.†	15,439
2,140	Glu Mobile, Inc.†(a)	6,377
3,051	GT Advanced Technologies, Inc.†(a)	10,038
1,680	Hackett Group, Inc. (The)	7,678
1,454	Heartland Payment Systems, Inc.(a)	47,938
121	Hittite Microwave Corp.†(a)	7,328
660	iGATE Corp.†(a)	12,415
1,780	Immersion Corp.†(a)	20,897
3,420	Infinera Corp.†(a)	23,940
470	Infoblox, Inc.†	10,199
390	InterDigital, Inc.(a)	18,654
569	j2 Global, Inc.(a)	22,310
460	Key Tronic Corp.†	5,272
260	Liquidity Services, Inc.†(a)	7,751
440	LogMeIn, Inc.†(a)	8,457
260	Loral Space & Communications, Inc.	16,089
461	Manhattan Associates, Inc.†	34,248
642	Market Leader, Inc.†(a)	5,752
340	MAXIMUS, Inc.(a)	27,190
970	MaxLinear, Inc., Class A†	6,014
3,490	MEMC Electronic Materials, Inc.†(a)	15,356
1,110	Mentor Graphics Corp.	20,036
1,154	Microsemi Corp.†	26,738
620	Millennial Media, Inc.†(a)	3,937
1,010	MoneyGram International, Inc.†(a)	18,281
450	Multi-Fineline Electronix, Inc.†	6,944
182	NETGEAR, Inc.†	6,099
535	Netscout Systems, Inc.†	13,145
188	OpenTable, Inc.†(a)	11,840
390	OSI Systems, Inc.†(a)	24,293
830	PDF Solutions, Inc.†(a)	13,297
297	Plantronics, Inc.(a)	13,124
785	Plexus Corp.†(a)	19,083
2,670	PLX Technology, Inc.†(a)	12,175
240	Power Integrations, Inc.	10,418
1,365	PRGX Global, Inc.†	9,487
320	Procera Networks, Inc.†(a)	3,805
1,090	PTC, Inc.†(a)	27,784
340	QLIK Technologies, Inc.†(a)	8,782
1,810	Rambus, Inc.†(a)	10,154
4,700	RF Micro Devices, Inc.†	25,004
880	Rosetta Stone, Inc.†	13,534
600	Saba Software, Inc.†	4,770
596	ScanSource, Inc.†	16,819
550	Semtech Corp.†	19,464
1,670	ShoreTel, Inc.†	6,062
420	Silicon Graphics International Corp.†(a)	5,775
3,550	Silicon Image, Inc.†	17,253
1,700	Sonus Networks, Inc.†(a)	4,403
190	Sourcefire, Inc.†(a)	11,254

Shares		Value
Information Technology (continued)
120	Stratasys, Ltd.†(a)	$8,906
640	SunPower Corp., Class A†(a)	7,386
370	Super Micro Computer, Inc.†(a)	4,177
3,200	support.com, Inc.†	13,376
194	Synaptics, Inc.†(a)	7,894
119	Syntel, Inc.	8,035
1,500	Take-Two Interactive Software, Inc.†	24,225
420	Tangoe, Inc.†(a)	5,204
1,204	TeleTech Holdings, Inc.†(a)	25,537
1,630	Telular Corp.(a)	16,398
210	Tessco Technologies, Inc.(a)	4,544
250	Tyler Technologies, Inc.†	15,315
240	Ultimate Software Group, Inc.†	24,998
330	Unisys Corp.†	7,507
210	Universal Display Corp.†(a)	6,172
300	ValueClick, Inc.†	8,865
384	Verint Systems, Inc.†	14,035
290	VirnetX Holding Corp.†(a)	5,559
430	Virtusa Corp.†(a)	10,217
900	Vocus, Inc.†(a)	12,735
820	Web.com Group, Inc.†(a)	14,006
887	Websense, Inc.†(a)	13,305
440	WEX, Inc.†	34,540
2,440	XO Group, Inc.†(a)	24,400
2,670	Zix Corp.†	9,559
		1,555,510
Materials — 6.4%
1,540	AK Steel Holding Corp.(a)	5,097
660	American Vanguard Corp.(a)	20,156
480	Arabian American Development Co.†	4,046
480	Axiall Corp.(a)	29,837
350	Berry Plastics Group, Inc.†(a)	6,667
450	Buckeye Technologies, Inc.(a)	13,478
780	Chemtura Corp.†	16,856
760	Clearwater Paper Corp.†	40,045
900	Coeur d'Alene Mines Corp.†(a)	16,974
340	Eagle Materials, Inc.(a)	22,654
2,010	GSE Holding, Inc.†(a)	16,603
1,180	Handy & Harman, Ltd.†	18,160
274	HB Fuller Co.(a)	10,708
1,766	Headwaters, Inc.†	19,249
334	Innophos Holdings, Inc.	18,223
266	Koppers Holdings, Inc.	11,699
680	Landec Corp.†(a)	9,840
2,635	Myers Industries, Inc.(a)	36,785
490	Neenah Paper, Inc.	15,072
1,270	Olin Corp.(a)	32,029
1,100	OMNOVA Solutions, Inc.†	8,437
1,290	PH Glatfelter Co.	30,160
1,060	PolyOne Corp.(a)	25,875
360	Schweitzer-Mauduit International, Inc.(a)	13,943
690	SunCoke Energy, Inc.†	11,268
150	United States Lime & Minerals, Inc.†	7,979
4,330	Wausau Paper Corp.	46,677
1,310	Zep, Inc.	19,663
		528,180
Telecommunication Services — 0.7%
2,190	Cincinnati Bell, Inc.†(a)	7,139
782	General Communication, Inc., Class A†	7,171
660	HickoryTech Corp.	6,699
508	Lumos Networks Corp.(a)	6,848
450	magicJack VocalTec, Ltd.†(a)	6,300

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Telecommunication Services (continued)
2,460	Primus Telecommunications Group, Inc.(a)	$27,183
		61,340
Total Common Stock
(Cost $6,606,505)		8,147,344

SHORT-TERM INVESTMENTS (b) — 51.0%
38,097	Northern Trust Institutional Government Select Portfolio, 0.010%	38,097
4,133,050	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(c)	4,133,050

Total Short-Term Investments
(Cost $4,171,147)		4,171,147

Total Investments — 150.5%
(Cost $10,777,652)‡		12,318,491
Other Assets & Liabilities, Net — (50.5)%		(4,134,252)
NET ASSETS — 100.0%		$8,184,239

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	At March 31, 2013, the tax basis cost of the Portfolio's investments was $10,777,652, and the unrealized appreciation and depreciation were $1,730,084 and $(189,245), respectively.
(a)	This security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $4,073,726.
(b)	Rate shown is the 7-day effective yield as of March 31, 2013.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2013 was $4,133,050.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $45,577.

Ltd. — Limited
PLC— Public Limited Company

As of March 31, 2013, all of the Portfolio’s investments in securities were considered Level 1.  For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 98.2%††
Consumer Discretionary — 14.5%
1,900	American Axle & Manufacturing Holdings, Inc.†	$25,935
2,410	American Greetings Corp., Class A(a)	38,801
270	America's Car-Mart, Inc.†	12,620
2,175	Ameristar Casinos, Inc.	57,050
350	Arctic Cat, Inc.†	15,295
1,050	Asbury Automotive Group, Inc.	38,524
1,900	Bassett Furniture Industries, Inc.	30,324
690	Beazer Homes USA, Inc.†	10,929
60	Biglari Holdings, Inc.†	22,392
943	Bob Evans Farms, Inc.	40,191
1,200	Bon-Ton Stores, Inc. (The)	15,600
2,800	Boyd Gaming Corp.†(a)	23,156
242	Cabela's, Inc.†	14,709
963	Carmike Cinemas, Inc.†	17,450
330	Coinstar, Inc.†(a)	19,278
413	Conn's, Inc.†	14,827
200	Core-Mark Holding Co., Inc.	10,262
245	Cracker Barrel Old Country Store, Inc.	19,808
2,510	Dana Holding Corp.	44,753
1,739	Delta Apparel, Inc.†	28,641
160	DineEquity, Inc.	11,006
440	Ethan Allen Interiors, Inc.	14,485
1,240	Flexsteel Industries, Inc.	30,678
360	G-III Apparel Group, Ltd.†	14,440
670	Group 1 Automotive, Inc.	40,247
2,250	Harte-Hanks, Inc.	17,527
1,920	Hovnanian Enterprises, Inc., Class A†(a)	11,078
1,320	Iconix Brand Group, Inc.†	34,148
1,480	JAKKS Pacific, Inc.	15,525
1,360	KB Home	29,607
1,715	LeapFrog Enterprises, Inc., Class A†(a)	14,681
800	Libbey, Inc.†	15,464
1,100	Lifetime Brands, Inc.	12,551
820	Lithia Motors, Inc., Class A	38,933
2,070	Live Nation Entertainment, Inc.†	25,606
2,550	Marcus Corp.	31,850
530	Marriott Vacations Worldwide Corp.†	22,742
280	MDC Holdings, Inc.	10,262
770	MDC Partners, Inc., Class A	12,451
4,730	Morgans Hotel Group Co.†	28,002
380	Movado Group, Inc.	12,738
462	Multimedia Games Holding Co., Inc.†	9,642
4,678	New York & Co., Inc.†	19,133
3,490	New York Times Co. (The), Class A†	34,202
1,950	Nexstar Broadcasting Group, Inc., Class A	35,100
830	Penske Automotive Group, Inc.	27,689
1,970	Pinnacle Entertainment, Inc.†	28,801
4,300	Reading International, Inc., Class A†	24,080
3,100	Red Lion Hotels Corp.†	22,041
810	Red Robin Gourmet Burgers, Inc.†	36,936
2,030	Regis Corp.	36,926
490	Rent-A-Center, Inc., Class A	18,101
3,160	Ruth's Hospitality Group, Inc.†	30,146
1,149	Saks, Inc.†	13,179
1,767	Scholastic Corp.	47,090
3,060	Scientific Games Corp., Class A†	26,775
2,950	Sinclair Broadcast Group, Inc., Class A	59,708
780	Skechers U.S.A., Inc., Class A†	16,497
1,500	Sonic Automotive, Inc., Class A	33,240
2,382	Spartan Motors, Inc.	12,649
4,050	Standard Pacific Corp.†	34,992

Shares		Value
Consumer Discretionary (continued)
2,300	Stein Mart, Inc.	$19,274
3,330	Stewart Enterprises, Inc., Class A	30,936
301	Tenneco, Inc.†	11,832
1,319	Unifi, Inc.†	25,193
770	Valassis Communications, Inc.	23,000
640	Winnebago Industries, Inc.†	13,210
1,310	Zagg, Inc.†	9,537
		1,644,475
Consumer Staples — 3.8%
240	Andersons, Inc. (The)	12,845
2,040	Chiquita Brands International, Inc.†	15,830
1,320	Fresh Del Monte Produce, Inc.	35,614
4,480	Harbinger Group, Inc.†	37,005
1,210	Ingles Markets, Inc., Class A	25,991
1,300	John B. Sanfilippo & Son, Inc.	25,974
530	Nash Finch Co.	10,377
519	Nature's Sunshine Products, Inc.	7,910
200	Nu Skin Enterprises, Inc., Class A	8,840
3,450	Omega Protein Corp.†	37,087
4,387	Pantry, Inc. (The)†	54,706
950	Pilgrim's Pride Corp.†	8,731
2,132	Revlon, Inc., Class A†	47,671
417	Seneca Foods Corp., Class A†	13,769
354	Susser Holdings Corp.†	18,093
570	Universal Corp.(a)	31,943
680	USANA Health Sciences, Inc.†(a)	32,864
		425,250
Energy — 1.3%
2,940	Arch Coal, Inc.(a)	15,964
1,170	Bill Barrett Corp.†	23,716
1,390	Comstock Resources, Inc.†	22,588
409	Delek US Holdings, Inc.	16,139
850	Exterran Holdings, Inc.†	22,950
573	Helix Energy Solutions Group, Inc.†	13,110
2,750	Penn Virginia Corp.†	11,110
625	Western Refining, Inc.	22,131
		147,708
Financials — 41.9%
1,450	Alterra Capital Holdings, Ltd.	45,675
1,220	American Capital Mortgage Investment Corp.	31,537
6,399	American Equity Investment Life Holding Co.	95,281
1,016	American Safety Insurance Holdings, Ltd.†	25,359
470	Amerisafe, Inc.	16,704
2,780	Apollo Investment Corp.†	23,241
1,390	Apollo Residential Mortgage, Inc.	30,983
1,044	Argo Group International Holdings, Ltd.	43,201
790	Arlington Asset Investment Corp., Class A	20,390
4,030	ARMOUR Residential REIT, Inc.	26,316
8,810	Ashford Hospitality Trust, Inc.	108,892
1,390	AV Homes, Inc.†	18,529
1,535	Banco Latinoamericano de Comercio Exterior SA, Class E	37,976
2,830	Bank Mutual Corp.	15,650
237	Bank of Marin Bancorp	9,501
676	Bank of the Ozarks, Inc.	29,981
1,130	Banner Corp.	35,968
531	BOFI Holding, Inc.†	19,052
6,906	Boston Private Financial Holdings, Inc.	68,231
1,870	Capstead Mortgage Corp.	23,973
1,466	Cathay General Bancorp	29,496

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Financials (continued)
2,028	CBL & Associates Properties, Inc.	$47,861
7,090	Cedar Realty Trust, Inc.	43,320
1,507	Centerstate Banks, Inc.	12,930
1,891	Chemical Financial Corp.	49,885
780	City Holding Co.	31,036
9,134	CNO Financial Group, Inc.	104,584
396	Colonial Properties Trust	8,954
1,540	Columbia Banking System, Inc.	33,849
1,381	Community Bank System, Inc.	40,919
1,490	Cousins Properties, Inc.	15,928
1,703	DuPont Fabros Technology, Inc.(a)	41,332
5,500	Dynex Capital, Inc.	58,740
900	Eagle Bancorp, Inc.†	19,701
1,320	Employers Holdings, Inc.	30,954
890	Enterprise Financial Services Corp.	12,763
1,179	EPR Properties	61,367
2,534	Equity One, Inc.	60,740
1,010	EverBank Financial Corp.	15,554
1,519	FBL Financial Group, Inc., Class A	59,028
4,420	FelCor Lodging Trust, Inc.†	26,299
840	First American Financial Corp.	21,479
2,334	First BanCorp†	14,541
10,726	First Busey Corp.	49,018
245	First Citizens BancShares, Inc., Class A	44,762
11,715	First Commonwealth Financial Corp.	87,394
1,617	First Financial Bancorp	25,953
979	First Financial Bankshares, Inc.	47,579
741	First Financial Holdings, Inc.	15,531
2,070	First Industrial Realty Trust, Inc.	35,459
2,430	First Potomac Realty Trust	36,037
3,961	FirstMerit Corp.	65,475
3,947	FNB Corp.	47,759
830	Fox Chase Bancorp, Inc.	14,019
870	FXCM, Inc., Class A	11,901
1,491	Glacier Bancorp, Inc.	28,299
3,295	Gladstone Capital Corp.	30,314
1,890	Global Indemnity PLC, Class A†	43,848
590	Great Southern Bancorp, Inc.	14,390
1,130	Greenlight Capital Re, Ltd., Class A†	27,628
1,600	Hanmi Financial Corp.†	25,600
580	Heartland Financial USA, Inc.	14,657
610	Heritage Financial Group, Inc.	8,833
686	Highwoods Properties, Inc.	27,145
616	Horace Mann Educators Corp.	12,844
1,032	Hudson Valley Holding Corp.	15,387
339	Infinity Property & Casualty Corp.	19,052
2,880	Inland Real Estate Corp.	29,059
1,040	Interactive Brokers Group, Inc., Class A	15,507
2,800	Invesco Mortgage Capital, Inc.	59,892
1,470	Investment Technology Group, Inc.†	16,229
7,050	iStar Financial, Inc.†(a)	76,774
770	Lakeland Financial Corp.	20,551
2,558	Lexington Realty Trust	30,184
5,348	Maiden Holdings, Ltd.	56,635
4,560	MB Financial, Inc.	110,215
2,976	Meadowbrook Insurance Group, Inc.	20,981
970	Medallion Financial Corp.	12,823
1,146	Medical Properties Trust, Inc.	18,382
740	Mercantile Bank Corp.	12,365
830	MetroCorp Bancshares, Inc.†	8,375
2,077	MFA Financial, Inc.	19,358
1,220	Montpelier Re Holdings, Ltd.	31,781
1,730	MVC Capital, Inc.	22,196
9,594	National Penn Bancshares, Inc.	102,560

Shares		Value
Financials (continued)
200	National Western Life Insurance Co., Class A	$35,200
300	Navigators Group, Inc. (The)†	17,625
1,017	NBT Bancorp, Inc.	22,527
1,042	Nelnet, Inc., Class A	35,220
730	New Mountain Finance Corp.	10,673
2,750	NGP Capital Resources Co.	19,552
8,320	NorthStar Realty Finance Corp.	78,874
1,790	Ocwen Financial Corp.†	67,877
1,699	Old National Bancorp	23,361
700	One Liberty Properties, Inc.	15,204
807	Oppenheimer Holdings, Inc., Class A	15,712
831	Oritani Financial Corp.	12,872
2,590	Pacific Continental Corp.	28,930
1,010	PacWest Bancorp	29,401
1,290	Parkway Properties, Inc.	23,929
2,698	Pennsylvania Real Estate Investment Trust	52,314
1,601	PHH Corp.†(a)	35,158
886	Phoenix , Inc.†	27,262
920	Pinnacle Financial Partners, Inc.†	21,491
650	Piper Jaffray Cos.†	22,295
700	Platinum Underwriters Holdings, Ltd.	39,067
830	Primerica†	27,207
2,820	PrivateBancorp, Inc., Class A	53,326
406	ProAssurance Corp.	19,216
1,661	Provident Financial Services, Inc.	25,363
2,150	Radian Group, Inc.	23,026
7,200	RAIT Financial Trust	57,384
1,991	Redwood Trust, Inc.	46,151
2,059	Republic Bancorp, Inc., Class A	46,616
342	RLI Corp.	24,573
1,370	RLJ Lodging Trust	31,181
1,210	Rockville Financial, Inc.	15,682
754	S&T Bancorp, Inc.	13,979
590	S.Y. Bancorp, Inc.	13,275
2,691	Safeguard Scientifics, Inc.†	42,518
1,050	SI Financial Group, Inc.	12,695
208	Silver Bay Realty Trust Corp.	4,301
900	Simmons First National Corp., Class A	22,788
809	Simplicity Bancorp, Inc.	12,159
3,200	Southwest Bancorp, Inc.†	40,192
720	Starwood Property Trust, Inc.	19,987
1,210	Sterling Financial Corp.	26,245
1,520	Strategic Hotels & Resorts, Inc.†	12,692
4,525	Susquehanna Bancshares, Inc.	56,246
726	SVB Financial Group†	51,502
2,000	SWS Group, Inc.†	12,100
2,060	Symetra Financial Corp.	27,625
1,140	Texas Capital Bancshares, Inc.†	46,113
820	Trico Bancshares	14,022
2,902	TrustCo Bank Corp.	16,193
4,240	Two Harbors Investment Corp.	53,466
1,421	Union First Market Bankshares Corp.	27,795
1,200	United Financial Bancorp, Inc.	18,240
577	United Fire Group, Inc.	14,696
570	Walter Investment Management Corp.†	21,233
4,649	Webster Financial Corp.	112,785
2,180	Western Alliance Bancorp†	30,171
1,070	Western Asset Mortgage Capital Corp.	24,867
		4,732,605
Health Care — 5.5%
550	Almost Family, Inc.	11,237
1,180	Amedisys, Inc.	13,122
717	Amsurg Corp., Class A†	24,120

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Health Care (continued)
221	Centene Corp.†	$9,733
800	CONMED Corp.	27,248
1,680	Emeritus Corp.†	46,687
750	ExamWorks Group, Inc.†	12,990
2,670	Five Star Quality Care, Inc.†	17,862
1,668	HealthSouth Corp.†	43,985
960	Kindred Healthcare, Inc.†	10,109
1,513	Magellan Health Services, Inc.†	71,973
7,960	Maxygen, Inc.	19,184
1,199	Molina Healthcare, Inc.†	37,013
490	National Healthcare Corp.	22,403
580	NuVasive, Inc.†	12,360
381	Owens & Minor, Inc.	12,405
2,682	PDL BioPharma, Inc.(a)	19,605
2,190	PharMerica Corp.†	30,660
5,100	RTI Biologics, Inc.†	20,094
2,530	Sciclone Pharmaceuticals, Inc.†	11,638
2,657	Select Medical Holdings Corp.	23,913
1,544	Skilled Healthcare Group, Inc., Class A†	10,144
2,110	Threshold Pharmaceuticals, Inc.†	9,727
1,110	Triple-S Management Corp., Class B†	19,336
3,110	Universal American Corp.	25,906
3,160	Vanda Pharmaceuticals, Inc.†	12,387
681	ViroPharma, Inc.†	17,134
460	WellCare Health Plans, Inc.†	26,662
		619,637
Industrials — 13.5%
860	AAR Corp.	15,815
590	ADA-ES, Inc.†	15,676
9,669	Aircastle, Ltd.	132,272
503	Albany International Corp., Class A	14,537
164	American Science & Engineering, Inc.	10,002
850	Ampco-Pittsburgh Corp.	16,074
1,170	Argan, Inc.	17,445
926	Belden, Inc.	47,828
2,960	Blount International, Inc.	39,605
391	Brady Corp., Class A	13,110
1,759	Briggs & Stratton Corp.	43,623
1,670	CAI International, Inc.†	48,129
5,620	Casella Waste Systems, Inc., Class A†	24,559
1,520	Comfort Systems USA, Inc.	21,417
339	Deluxe Corp.	14,035
665	DXP Enterprises, Inc.†	49,675
308	EMCOR Group, Inc.	13,056
1,066	Encore Wire Corp.	37,332
2,810	Federal Signal Corp.†	22,874
960	FTI Consulting, Inc.†	36,154
2,540	Great Lakes Dredge & Dock Corp.	17,094
3,110	Griffon Corp.	37,071
2,110	Hawaiian Holdings, Inc.†	12,154
250	HEICO Corp.	10,853
480	Hyster-Yale Materials Handling, Inc.	27,403
6,600	JetBlue Airways Corp.†	45,540
1,915	Kelly Services, Inc., Class A	35,772
1,680	Layne Christensen Co.†	35,918
809	MasTec, Inc.†	23,582
1,034	Michael Baker Corp.	25,333
2,787	Miller Industries, Inc.	44,731
569	Mueller Industries, Inc.	30,322
720	MYR Group, Inc.†	17,683
970	NCI Building Systems, Inc.†	16,849
1,160	NN, Inc.†	10,974
1,470	Orion Marine Group, Inc.†	14,612
660	Patrick Industries, Inc.†	10,401
3,005	Republic Airways Holdings, Inc.†	34,678

Shares		Value
Industrials (continued)
780	Rexnord Corp.†	$16,559
1,029	Rush Enterprises, Inc., Class A†	24,819
2,650	SeaCube Container Leasing, Ltd.	60,844
1,851	SkyWest, Inc.	29,708
2,330	Sterling Construction Co., Inc.†	25,374
2,198	TAL International Group, Inc.	99,591
472	Tennant Co.	22,920
480	Textainer Group Holdings, Ltd.	18,984
910	Titan Machinery, Inc.†(a)	25,253
1,650	Tutor Perini Corp.†	31,845
1,210	US Airways Group, Inc.†(a)	20,534
440	USG Corp.†(a)	11,634
3,830	Willis Lease Finance Corp.†	57,910
		1,530,163
Information Technology — 7.3%
1,876	Acxiom Corp.†	38,271
2,050	Advanced Energy Industries, Inc.†	37,515
6,020	Amkor Technology, Inc.	24,080
284	CACI International, Inc., Class A†	16,435
1,500	Comtech Telecommunications Corp.	36,420
2,110	Datalink Corp.†	25,489
3,220	EarthLink, Inc.	17,452
1,363	First Solar, Inc.†(a)	36,746
2,410	FormFactor, Inc.†	11,327
4,970	Imation Corp.†	18,985
1,989	Insight Enterprises, Inc.†	41,013
8,940	MEMC Electronic Materials, Inc.†	39,336
1,940	MoneyGram International, Inc.†	35,114
450	NETGEAR, Inc.†	15,079
2,894	OmniVision Technologies, Inc.†	39,880
2,612	Photronics, Inc.†	17,448
400	Plexus Corp.†	9,724
3,100	Rambus, Inc.†	17,391
3,660	RF Micro Devices, Inc.†	19,471
2,497	Richardson Electronics, Ltd.	29,615
1,130	Sanmina Corp.†	12,837
1,778	ScanSource, Inc.†	50,175
4,970	Sigma Designs, Inc.†	24,204
1,150	Silicon Graphics International Corp.†	15,813
2,000	Spansion, Inc., Class A†	25,740
1,080	SYNNEX Corp.†	39,960
4,620	Tellabs, Inc.	9,656
810	Tessco Technologies, Inc.	17,528
2,220	TTM Technologies, Inc.†	16,872
4,623	United Online, Inc.	27,877
509	ValueClick, Inc.†	15,041
6,798	Westell Technologies, Inc., Class A†	13,664
3,418	XO Group, Inc.†	34,180
		830,338
Materials — 7.6%
1,010	A Schulman, Inc.	31,876
250	AEP Industries, Inc.†	17,952
2,480	AK Steel Holding Corp.(a)	8,209
490	Axiall Corp.	30,458
4,310	Boise, Inc.	37,325
1,500	Century Aluminum Co.†	11,610
390	Clearwater Paper Corp.†	20,549
1,818	Coeur d'Alene Mines Corp.†	34,288
3,390	GSE Holding, Inc.†	28,001
1,490	Handy & Harman, Ltd.†	22,931
519	HB Fuller Co.	20,283
2,430	Headwaters, Inc.†	26,487
3,790	Hecla Mining Co.(a)	14,971
1,440	Horsehead Holding Corp.†	15,667

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Materials (continued)
130	Kaiser Aluminum Corp.	$8,405
541	Koppers Holdings, Inc.	23,793
590	Kraton Performance Polymers, Inc.†	13,806
1,722	Louisiana-Pacific Corp.†	37,195
6,990	McEwen Mining, Inc.†	19,991
680	Minerals Technologies, Inc.	28,227
3,124	Myers Industries, Inc.	43,611
920	Neenah Paper, Inc.	28,299
1,386	Olympic Steel, Inc.	33,125
740	OM Group, Inc.†	17,375
1,971	PH Glatfelter Co.	46,082
649	PolyOne Corp.	15,842
1,790	Resolute Forest Products†	28,962
5,290	Revett Minerals, Inc.†	12,061
480	Schweitzer-Mauduit International, Inc.	18,591
1,721	Sensient Technologies Corp.	67,274
1,030	UFP Technologies, Inc.†	20,281
320	Universal Stainless & Alloy†	11,632
4,690	Wausau Paper Corp.	50,558
700	Zoltek Cos., Inc.†(a)	8,365
		854,082
Telecommunication Services — 0.3%
4,740	Cincinnati Bell, Inc.†	15,452
1,280	Primus Telecommunications Group, Inc.	14,144
		29,596
Utilities — 2.5%
360	Avista Corp.	9,864
620	Cleco Corp.	29,159
520	El Paso Electric Co.	17,498
550	Empire District Electric Co.	12,320
360	IDACORP, Inc.	17,377
310	Laclede Group, Inc.	13,237
222	MGE Energy, Inc.	12,308
260	NorthWestern Corp.	10,364
910	Ormat Technologies, Inc.†	18,791
380	Piedmont Natural Gas Co., Inc.	12,494
780	PNM Resources, Inc.	18,166
1,140	Portland General Electric Co.	34,576
330	SJW Corp.	8,745
510	Southwest Gas Corp.	24,205
440	UIL Holdings Corp.	17,420
260	UNS Energy Corp.	12,724
400	WGL Holdings, Inc.	17,640
		286,888
Total Common Stock
(Cost $8,955,072)		11,100,742

SHORT-TERM INVESTMENT(b) — 1.5%
174,594	Northern Trust Institutional Government Select Portfolio, 0.010%	174,594

Total Short-Term Investment
(Cost $174,594)		174,594

Total Investments — 99.7%
(Cost $9,129,666)‡		11,275,336
Other Assets & Liabilities, Net — 0.3%		34,755
NET ASSETS — 100.0%		$11,310,091

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	At March 31, 2013, the tax basis cost of the Portfolio's investments was $9,129,666, and the unrealized appreciation and depreciation were $2,303,630 and $(157,960), respectively.
(a)
This security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $448,764.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $457,604

(b)	Rate shown is the 7-day effective yield as of March 31, 2013.

Ltd. — Limited
PLC— Public Limited Company
REIT — Real Estate Investment Trust

As of March 31, 2013, all of the Portfolio’s investments in securities were considered Level 1.  For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.4%
Consumer Discretionary — 12.1%
300	1-800-Flowers.com, Inc., Class A†(a)	$1,491
975	Aaron's, Inc.	27,963
900	Abercrombie & Fitch Co., Class A	41,580
800	Advance Auto Parts, Inc.	66,120
850	Aeropostale, Inc.†(a)	11,560
100	AFC Enterprises, Inc.†(a)	3,633
90	AH Belo Corp., Class A	526
200	Aldila, Inc.†	790
3,688	Amazon.com, Inc.	982,815
400	Ambassadors Group, Inc.	1,724
656	AMC Networks, Inc., Class A†	41,446
3,500	American Apparel, Inc.†(a)	7,595
1,400	American Axle & Manufacturing Holdings, Inc.†(a)	19,110
2,625	American Eagle Outfitters, Inc.†	49,087
450	American Greetings Corp., Class A(a)	7,245
100	Ameristar Casinos, Inc.	2,623
964	ANN, Inc.†	27,975
1,350	Apollo Group, Inc., Class A†(a)	23,476
300	Arbitron, Inc.	14,061
1,128	Ascena Retail Group, Inc.†(a)	20,924
200	Ascent Capital Group, Inc., Class A	14,888
1,017	Autoliv, Inc.(a)	70,315
1,250	AutoNation, Inc.†(a)	54,687
406	AutoZone, Inc.†	161,089
500	Bally Technologies, Inc.†(a)	25,985
200	Beazer Homes USA, Inc.†(a)	3,168
1,400	bebe stores, Inc.(a)	5,838
1,925	Bed Bath & Beyond, Inc.†	124,008
950	Belo Corp., Class A	9,338
3,400	Best Buy Co., Inc.(a)	75,310
200	Big 5 Sporting Goods Corp.(a)	3,122
500	Big Lots, Inc.†	17,635
40	Biglari Holdings, Inc.†	14,928
250	Blue Nile, Inc.†(a)	8,613
300	Bluegreen Corp.†	2,952
224	Blyth, Inc.(a)	3,889
400	Bon-Ton Stores, Inc. (The)(a)	5,200
100	Books-A-Million, Inc., Class A†(a)	284
1,280	BorgWarner, Inc.†	98,995
2,000	Boyd Gaming Corp.†(a)	16,540
1,000	Bravo Brio Restaurant Group, Inc.†(a)	15,830
500	Bridgepoint Education, Inc.†(a)	5,115
775	Brinker International, Inc.(a)	29,179
764	Brookfield Residential Properties, Inc.†(a)	18,596
500	Brunswick Corp.(a)	17,110
500	Cabela's, Inc.†	30,390
2,625	Cablevision Systems Corp., Class A(a)	39,270
200	Cache, Inc.†(a)	844
500	Callaway Golf Co.(a)	3,310
500	Career Education Corp.†	1,185
1,755	CarMax, Inc.†	73,183
3,200	Carnival Corp.	109,760
850	Carter's, Inc.†	48,679
5,983	CBS Corp., Class B	279,346
362	Charles & Colvard, Ltd.†	1,408
700	Charter Communications, Inc., Class A†	72,926
600	Cheesecake Factory, Inc. (The)(a)	23,166
2,450	Chico's FAS, Inc.	41,160
200	Children's Place Retail Stores, Inc. (The)†(a)	8,964
237	Chipotle Mexican Grill, Inc., Class A†(a)	77,231
800	Cinemark Holdings, Inc.	23,552
50	Citi Trends, Inc.†	512

Shares		Value
Consumer Discretionary (continued)
1,000	Clear Channel Outdoor Holdings, Inc., Class A†(a)	$7,490
3,150	Coach, Inc.	157,468
100	Cobra Electronics Corp.†	353
200	Coinstar, Inc.†(a)	11,684
362	Coldwater Creek, Inc.†(a)	1,144
110	Collectors Universe(a)	1,295
200	Columbia Sportswear Co.(a)	11,576
20,821	Comcast Corp., Class A	874,690
500	Conn's, Inc.†(a)	17,950
1,000	Cooper Tire & Rubber Co.	25,660
2,450	Corinthian Colleges, Inc.†(a)	5,145
1,200	Crocs, Inc.†	17,784
6,200	Crown Media Holdings, Inc., Class A†(a)	12,710
50	CSS Industries, Inc.	1,298
300	Cumulus Media, Inc., Class A†(a)	1,011
1,500	Dana Holding Corp.	26,745
1,075	Darden Restaurants, Inc.(a)	55,556
450	Deckers Outdoor Corp.†(a)	25,060
775	DeVry, Inc.(a)	24,606
5	Dial Global, Inc.†	2
1,002	Dick's Sporting Goods, Inc.	47,395
100	Dillard's, Inc., Class A	7,855
5,633	DIRECTV†	318,884
1,600	Discovery Communications, Inc., Class A†	125,984
2,025	DISH Network Corp., Class A	76,747
100	Dixie Group, Inc. (The)†	560
1,000	Dollar General Corp.†(a)	50,580
2,100	Dollar Tree, Inc.†	101,703
650	Domino's Pizza, Inc.(a)	33,436
650	Dover Downs Gaming & Entertainment, Inc.†	1,352
2,623	DR Horton, Inc.(a)	63,739
1,200	DreamWorks Animation SKG, Inc., Class A†(a)	22,752
642	Education Management Corp.†(a)	2,356
219	Emmis Communications Corp., Class A†(a)	364
100	Empire Resorts, Inc.†(a)	191
250	Entercom Communications Corp., Class A†(a)	1,860
100	Entravision Communications Corp., Class A	319
1,366	EW Scripps Co. (The), Class A†	16,433
1,057	Expedia, Inc.(a)	63,431
1,000	Express, Inc.†	17,810
1,200	Family Dollar Stores, Inc.(a)	70,860
200	Famous Dave's of America, Inc.†	2,172
1,500	Federal-Mogul Corp.†	9,045
800	Fifth & Pacific Cos., Inc.†(a)	15,104
100	Finish Line, Inc. (The), Class A	1,959
1,900	Foot Locker, Inc.	65,056
40,485	Ford Motor Co.	532,378
300	Forward Industries, Inc.†(a)	615
600	Fossil, Inc.†	57,960
700	Fred's, Inc., Class A(a)	9,576
200	Furniture Brands International, Inc.†(a)	200
600	Gaiam, Inc., Class A†	2,520
1,625	GameStop Corp., Class A(a)	45,451
600	Gaming Partners International Corp.	5,166
2,800	Gannett Co., Inc.(a)	61,236
3,675	Gap, Inc. (The)	130,095
6,400	General Motors Co.†(a)	178,048
275	Genesco, Inc.†	16,525
2,010	Gentex Corp.	40,220
1,600	Genuine Parts Co.(a)	124,800

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary (continued)
300	GNC Holdings, Inc., Class A(a)	$11,784
1,875	Goodyear Tire & Rubber Co. (The)†	23,644
500	Grand Canyon Education, Inc.†(a)	12,695
1,000	Gray Television, Inc.†	4,690
200	Group 1 Automotive, Inc.(a)	12,014
400	Guess, Inc.(a)	9,932
2,635	H&R Block, Inc.	77,522
696	Hanesbrands, Inc.†	31,710
2,475	Harley-Davidson, Inc.	131,917
600	Harman International Industries, Inc.	26,778
1,000	Harte-Hanks, Inc.	7,790
1,300	Hasbro, Inc.(a)	57,122
200	Helen of Troy, Ltd.†	7,672
500	hhgregg, Inc.†(a)	5,525
200	Hibbett Sports, Inc.†(a)	11,254
300	Hillenbrand, Inc.	7,584
13,470	Home Depot, Inc. (The)	939,937
200	Hooker Furniture Corp.	3,188
100	Hot Topic, Inc.	1,388
1,000	Hovnanian Enterprises, Inc., Class A†(a)	5,770
418	HSN, Inc.	22,931
600	Hyatt Hotels Corp., Class A†	25,938
450	Iconix Brand Group, Inc.†(a)	11,642
3,450	International Game Technology	56,925
237	International Speedway Corp., Class A	7,745
5,372	Interpublic Group of Cos., Inc. (The)	69,997
743	Interval Leisure Group, Inc.(a)	16,153
340	ITT Educational Services, Inc.†(a)	4,685
2,292	J.C. Penney Co., Inc.†(a)	34,632
350	Jack in the Box, Inc.†	12,106
1,500	Jarden Corp.†(a)	64,275
500	John Wiley & Sons, Inc., Class A	19,480
6,850	Johnson Controls, Inc.	240,230
378	Jones Group, Inc. (The)(a)	4,808
300	Jos A Bank Clothiers, Inc.†(a)	11,970
600	Journal Communications, Inc., Class A†(a)	4,032
300	K12, Inc.†(a)	7,233
800	KB Home(a)	17,416
200	Kid Brands, Inc.†	310
2,400	Kohl's Corp.(a)	110,712
300	Krispy Kreme Doughnuts, Inc.†	4,332
550	K-Swiss, Inc., Class A†(a)	2,607
2,540	L Brands, Inc.	113,436
200	Lakes Entertainment, Inc.†	570
500	Lamar Advertising Co., Class A†	24,305
4,300	Las Vegas Sands Corp.	242,305
200	La-Z-Boy, Inc., Class Z	3,774
100	LeapFrog Enterprises, Inc., Class A†(a)	856
1,183	Lear Corp.	64,911
500	Learning Tree International, Inc.†(a)	1,850
750	Lee Enterprises, Inc.†(a)	952
1,410	Leggett & Platt, Inc.(a)	47,630
1,200	Lennar Corp., Class A(a)	49,776
1,000	Libbey, Inc.†	19,330
1,351	Liberty Global, Inc., Class A†(a)	99,163
4,600	Liberty Interactive Corp., Class A†	98,348
1,177	Liberty Media Corp.†	131,389
230	Liberty Ventures, Ser A†	17,383
200	Life Time Fitness, Inc.†(a)	8,556
700	Lifetime Brands, Inc.	7,987
200	LIN TV Corp., Class A†(a)	2,198
200	Lincoln Educational Services Corp.(a)	1,172
1,350	Lions Gate Entertainment Corp.†(a)	32,090
2,537	Live Nation Entertainment, Inc.†	31,383
3,600	LKQ Corp.†	78,336
11,456	Lowe's Cos., Inc.	434,412

Shares		Value
Consumer Discretionary (continued)
4,298	Macy's, Inc.	$179,828
881	Madison Square Garden Co. (The), Class A†	50,746
100	Marcus Corp.	1,249
700	Marine Products Corp.(a)	5,152
2,577	Marriott International, Inc., Class A(a)	108,827
257	Marriott Vacations Worldwide Corp.†	11,028
3,100	Martha Stewart Living Omnimedia, Class A†(a)	8,184
3,255	Mattel, Inc.	142,537
100	Matthews International Corp., Class A	3,489
496	McClatchy Co. (The), Class A†	1,438
10,104	McDonald's Corp.	1,007,268
271	MDC Holdings, Inc.	9,932
500	Media General, Inc., Class A†(a)	2,970
500	Meritage Homes Corp.†	23,430
4,200	MGM Resorts International†(a)	55,230
577	Mohawk Industries, Inc.†	65,270
1,600	Monarch Casino & Resort, Inc.†(a)	15,568
150	Morgans Hotel Group Co.†	888
700	MTR Gaming Group, Inc.†	2,310
591	Multimedia Games Holding Co., Inc.†	12,334
500	National CineMedia, Inc.	7,890
50	Nautilus, Inc.†	365
100	Navarre Corp.†	227
492	Netflix, Inc.†(a)	93,190
1,300	New York & Co., Inc.†	5,317
2,100	New York Times Co. (The), Class A†(a)	20,580
2,926	Newell Rubbermaid, Inc.	76,369
14,063	News Corp., Class A	429,203
200	Nexstar Broadcasting Group, Inc., Class A	3,600
7,330	NIKE, Inc., Class B	432,543
2,000	Nordstrom, Inc.	110,460
40	NVR, Inc.†	43,204
5,525	Office Depot, Inc.†(a)	21,713
1,100	OfficeMax, Inc.(a)	12,771
3,125	Omnicom Group, Inc.(a)	184,063
2,900	Orbitz Worldwide, Inc.†(a)	16,559
41	Orchard Supply Hardware Stores Corp., Class A†(a)	162
1,142	O'Reilly Automotive, Inc.†	117,112
650	Orleans Homebuilders, Inc.† (b)	—
500	Outdoor Channel Holdings, Inc.(a)	4,460
300	Overstock.com, Inc.†(a)	3,696
50	Oxford Industries, Inc.(a)	2,655
200	Pacific Sunwear of California, Inc.†	418
300	Panera Bread Co., Class A†	49,572
700	Penn National Gaming, Inc.†(a)	38,101
400	Penske Automotive Group, Inc.	13,344
1,500	Pep Boys-Manny Moe & Jack (The)†(a)	17,685
100	Perry Ellis International, Inc.	1,819
950	PetSmart, Inc.(a)	58,995
825	Pier 1 Imports, Inc.	18,975
800	Pinnacle Entertainment, Inc.†(a)	11,696
600	Polaris Industries, Inc.(a)	55,494
275	Premier Exhibitions, Inc.†	731
525	priceline.com, Inc.†	361,163
2,765	PulteGroup, Inc.†(a)	55,964
691	PVH Corp.	73,806
50	Quiksilver, Inc.†(a)	304
1,850	RadioShack Corp.†(a)	6,216
565	Ralph Lauren Corp., Class A	95,660
1,000	ReachLocal, Inc.†	14,960
600	Regal Entertainment Group, Class A(a)	10,002
200	Regis Corp.(a)	3,638
250	Rent-A-Center, Inc., Class A(a)	9,235

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary (continued)
1,500	Rick's Cabaret International, Inc.†	$13,260
100	Rocky Brands, Inc.†	1,361
2,075	Ross Stores, Inc.	125,787
1,625	Royal Caribbean Cruises, Ltd.	53,983
500	Ruby Tuesday, Inc.†(a)	3,685
500	Ryland Group, Inc. (The)(a)	20,810
1,800	Saks, Inc.†(a)	20,646
100	Salem Communications Corp., Class A	793
1,000	Sally Beauty Holdings, Inc.†(a)	29,380
400	School Specialty, Inc.†(a)	28
1,500	Scientific Games Corp., Class A†	13,125
900	Scripps Networks Interactive, Inc., Class A	57,906
396	Sears Canada, Inc.	3,826
925	Sears Holdings Corp.†(a)	46,222
188	Select Comfort Corp.†	3,717
1,400	Service Corp. International	23,422
100	SHFL Entertainment, Inc.†	1,657
600	Shoe Carnival, Inc.	12,264
776	Signet Jewelers, Ltd.(a)	51,992
900	Sinclair Broadcast Group, Inc., Class A	18,216
48,100	Sirius XM Radio, Inc.(a)	148,148
450	Six Flags Entertainment Corp.	32,616
1,000	Sonic Automotive, Inc., Class A	22,160
800	Sonic Corp.†(a)	10,304
603	Sotheby's	22,558
75	Spartan Motors, Inc.	398
400	Speedway Motorsports, Inc.(a)	7,196
552	Stage Stores, Inc.	14,286
1,892	Stanley Black & Decker, Inc.	153,195
200	Stanley Furniture Co., Inc.†	888
8,075	Staples, Inc.(a)	108,447
8,100	Starbucks Corp.	461,376
1,973	Starwood Hotels & Resorts Worldwide, Inc.	125,739
1,177	Starz - Liberty Capital†	26,071
100	Steinway Musical Instruments, Inc.†	2,402
900	Stewart Enterprises, Inc., Class A(a)	8,361
150	Superior Industries International, Inc.	2,802
600	Systemax, Inc.(a)	5,940
6,825	Target Corp.	467,171
700	Tempur-Pedic International, Inc.†	34,741
450	Tenneco, Inc.†	17,690
380	Tesla Motors, Inc.†(a)	14,398
1,000	Texas Roadhouse, Inc., Class A	20,190
3,700	Thomson Reuters Corp.	120,176
500	Thor Industries, Inc.(a)	18,395
1,235	Tiffany & Co.(a)	85,882
3,016	Time Warner Cable, Inc., Class A	289,717
8,983	Time Warner, Inc.	517,600
6,850	TJX Cos., Inc.	320,238
1,600	Toll Brothers, Inc.†(a)	54,784
800	Tractor Supply Co.(a)	83,304
200	Trans World Entertainment Corp.	774
1,300	Trinity Place Holdings, Inc.†(a)	5,603
1,057	TripAdvisor, Inc.†(a)	55,514
300	True Religion Apparel, Inc.	7,833
1,000	TRW Automotive Holdings Corp.†	55,000
200	Tuesday Morning Corp.†	1,552
600	Tupperware Brands Corp.	49,044
600	Ulta Salon Cosmetics & Fragrance, Inc.†	48,702
800	Under Armour, Inc., Class A†	40,960
200	Universal Electronics, Inc.†	4,650
500	Universal Technical Institute, Inc.(a)	6,315
1,400	Urban Outfitters, Inc.†	54,236
200	Value Line, Inc.(a)	1,884
300	Valuevision Media, Inc., Class A†	1,038
Shares		Value
Consumer Discretionary (continued)
950	VF Corp.(a)	$159,363
4,906	Viacom, Inc., Class B	302,062
2,075	Virgin Media, Inc.	101,613
600	Visteon Corp.†	34,620
17,668	Walt Disney Co. (The)	1,003,542
296	Weight Watchers International, Inc.(a)	12,465
4,600	Wendy's Co. (The)(a)	26,082
572	Whirlpool Corp.	67,759
1,100	Williams-Sonoma, Inc.	56,672
500	Winnebago Industries, Inc.†(a)	10,320
400	Wolverine World Wide, Inc.(a)	17,748
600	World Wrestling Entertainment, Inc., Class A(a)	5,292
1,360	Wyndham Worldwide Corp.	87,693
650	Wynn Resorts, Ltd.(a)	81,354
4,650	Yum! Brands, Inc.	334,521
1,900	Zale Corp.†	7,467
		20,775,921
Consumer Staples — 9.8%
200	Alico, Inc.(a)	9,250
2,200	Alliance One International, Inc.†(a)	8,558
20,175	Altria Group, Inc.	693,818
250	Andersons, Inc. (The)	13,380
5,986	Archer-Daniels-Midland Co.	201,908
3,950	Avon Products, Inc.	81,883
1,900	Beam, Inc.	120,726
1,350	Brown-Forman Corp., Class B	96,390
1,550	Bunge, Ltd.(a)	114,436
2,175	Campbell Soup Co.	98,658
1,500	Central European Distribution Corp.†(a)	503
1,700	Church & Dwight Co., Inc.(a)	109,871
1,200	Clorox Co. (The)(a)	106,236
43,140	Coca-Cola Co. (The)	1,744,582
2,695	Coca-Cola Enterprises, Inc.	99,499
4,568	Colgate-Palmolive Co.	539,161
4,573	ConAgra Foods, Inc.	163,759
1,550	Constellation Brands, Inc., Class A†	73,842
4,150	Costco Wholesale Corp.	440,356
250	Crimson Wine Group, Ltd.†(a)	2,325
13,542	CVS Caremark Corp.	744,675
650	Darling International, Inc.†	11,674
2,134	Dean Foods Co.†	38,689
1,500	Dole Food Co., Inc.†	16,350
2,000	Dr. Pepper Snapple Group, Inc.	93,900
800	Energizer Holdings, Inc.(a)	79,784
2,400	Estee Lauder Cos., Inc. (The), Class A	153,672
1,687	Flowers Foods, Inc.(a)	55,570
7,100	General Mills, Inc.	350,101
1,300	Green Mountain Coffee Roasters, Inc.†(a)	73,788
400	Hain Celestial Group, Inc. (The)†(a)	24,432
1,200	Herbalife, Ltd.(a)	44,940
1,746	Hershey Co. (The)	152,827
1,344	Hillshire Brands Co.	47,242
3,425	HJ Heinz Co.	247,525
1,500	Hormel Foods Corp.	61,980
550	Ingles Markets, Inc., Class A	11,814
800	Ingredion, Inc.	57,856
1,219	JM Smucker Co. (The)	120,876
2,725	Kellogg Co.	175,572
4,347	Kimberly-Clark Corp.(a)	425,919
5,607	Kraft Foods Group, Inc.	288,929
5,225	Kroger Co. (The)	173,157
3,705	Lorillard, Inc.	149,497
70	Mannatech, Inc.†	448
750	McCormick & Co., Inc.(a)	55,162
2,300	Mead Johnson Nutrition Co., Class A	178,135
200	MGP Ingredients, Inc.(a)	876

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Staples (continued)
1,500	Molson Coors Brewing Co., Class B	$73,395
16,821	Mondelez International, Inc., Class A	514,891
1,600	Monster Beverage Corp.†	76,384
700	Nu Skin Enterprises, Inc., Class A(a)	30,940
15,591	PepsiCo, Inc.	1,233,404
16,525	Philip Morris International, Inc.	1,532,033
350	Post Holdings, Inc.†	15,025
350	Prestige Brands Holdings, Inc.†	8,992
29,295	Procter & Gamble Co. (The)	2,257,473
100	Reliv International, Inc.	135
3,503	Reynolds American, Inc.(a)	155,848
7,050	Rite Aid Corp.†	13,395
70	Rocky Mountain Chocolate Factory, Inc.	861
2,800	Safeway, Inc.(a)	73,780
50	Sanderson Farms, Inc.	2,731
1,350	Smithfield Foods, Inc.†	35,748
1,000	Snyders-Lance, Inc.	25,260
3,036	SUPERVALU, Inc.†	15,301
6,700	Sysco Corp.(a)	235,639
2,930	Tyson Foods, Inc., Class A	72,723
450	United Natural Foods, Inc.†	22,140
198	USANA Health Sciences, Inc.†(a)	9,569
1,102	Vector Group, Ltd.(a)	17,764
9,150	Walgreen Co.	436,272
17,470	Wal-Mart Stores, Inc.	1,307,280
1,625	Whole Foods Market, Inc.	140,969
		16,862,483
Energy — 10.3%
250	Alon USA Energy, Inc.	4,762
2,272	Alpha Natural Resources, Inc.†(a)	18,653
1,000	Amyris, Inc.†(a)	3,080
5,087	Anadarko Petroleum Corp.	444,858
4,091	Apache Corp.	315,662
300	Approach Resources, Inc.†(a)	7,383
3,000	Arch Coal, Inc.(a)	16,290
600	Atwood Oceanics, Inc.†(a)	31,524
4,245	Baker Hughes, Inc.	197,010
600	Barnwell Industries, Inc.†(a)	1,824
400	Berry Petroleum Co., Class A	18,516
45	BioFuel Energy Corp.†	230
900	Bolt Technology Corp.	15,714
300	BP Prudhoe Bay Royalty Trust	25,047
3,100	BPZ Resources, Inc.†(a)	7,037
200	Bristow Group, Inc.	13,188
1,800	Cabot Oil & Gas Corp.	121,698
1,218	Cal Dive International, Inc.†(a)	2,192
1,500	Callon Petroleum Co.†	5,550
2,450	Cameron International Corp.†	159,740
150	CARBO Ceramics, Inc.(a)	13,660
200	Cheniere Energy, Inc.†	5,600
6,600	Chesapeake Energy Corp.(a)	134,706
20,669	Chevron Corp.	2,455,891
447	Cimarex Energy Co.	33,722
600	Clean Energy Fuels Corp.†(a)	7,800
1,000	Cloud Peak Energy, Inc.†	18,780
400	Comstock Resources, Inc.†(a)	6,500
800	Concho Resources, Inc.†	77,944
13,181	ConocoPhillips	792,178
2,600	Consol Energy, Inc.	87,490
500	Continental Resources, Inc.†(a)	43,465
200	Cross Timbers Royalty Trust	5,848
500	Crosstex Energy, Inc.	9,630
175	Delek US Holdings, Inc.	6,905
3,779	Denbury Resources, Inc.†(a)	70,478
4,336	Devon Energy Corp.(a)	244,637
206	DHT Holdings, Inc.(a)	985
850	Diamond Offshore Drilling, Inc.(a)	59,126

Shares		Value
Energy (continued)
800	Dresser-Rand Group, Inc.†	$49,328
300	Dril-Quip, Inc.†	26,151
890	Energen Corp.	46,289
525	Energy Transfer Partners, LP	26,612
1,000	Energy XXI Bermuda, Ltd.(a)	27,220
2,575	EOG Resources, Inc.	329,780
15	EPL Oil & Gas, Inc.†	402
1,600	EQT Corp.	108,400
2,700	EXCO Resources, Inc.(a)	19,251
812	Exterran Holdings, Inc.†(a)	21,924
47,707	Exxon Mobil Corp.	4,298,878
1,906	FMC Technologies, Inc.†	103,667
950	Forest Oil Corp.†(a)	4,997
100	GeoMet, Inc.†	14
226	Geospace Technologies Corp.†(a)	24,390
500	Goodrich Petroleum Corp.†(a)	7,825
381	Gulf Island Fabrication, Inc.(a)	8,024
300	Gulfmark Offshore, Inc., Class A(a)	11,688
350	Gulfport Energy Corp.†(a)	16,040
10,181	Halliburton Co.	411,414
1,000	Helix Energy Solutions Group, Inc.†	22,880
1,150	Helmerich & Payne, Inc.(a)	69,805
1,900	Hercules Offshore, Inc.†	14,098
3,290	Hess Corp.	235,597
1,058	HollyFrontier Corp.(a)	54,434
500	Hornbeck Offshore Services, Inc.†(a)	23,230
1,000	Houston American Energy Corp.†	219
1,750	ION Geophysical Corp.†(a)	11,918
450	James River Coal Co.†(a)	787
2,200	Key Energy Services, Inc.†(a)	17,776
10,260	Kinder Morgan, Inc.(a)	396,857
2,950	Kodiak Oil & Gas Corp.†	26,815
400	Lufkin Industries, Inc.(a)	26,556
9	Magnum Hunter Resources Corp.†(a)	36
7,572	Marathon Oil Corp.	255,328
3,452	Marathon Petroleum Corp.	309,299
450	Matrix Service Co.†	6,705
2,875	McDermott International, Inc.†	31,596
1,500	McMoRan Exploration Co.†	24,525
2,075	Murphy Oil Corp.	132,240
3,100	Nabors Industries, Ltd.	50,282
4,420	National Oilwell Varco, Inc.	312,715
1,525	Newfield Exploration Co.†	34,191
875	Newpark Resources, Inc.†(a)	8,120
1,539	Noble Energy, Inc.	178,001
1,000	Northern Oil and Gas, Inc.†(a)	14,380
400	Oasis Petroleum, Inc.†	15,228
8,680	Occidental Petroleum Corp.	680,252
900	Oceaneering International, Inc.	59,769
500	Oil States International, Inc.†	40,785
15	Pacific Ethanol, Inc.†	5
1,950	Patterson-UTI Energy, Inc.(a)	46,488
3,150	Peabody Energy Corp.	66,623
2,300	PetroQuest Energy, Inc.†	10,212
6,890	Phillips 66	482,093
1,125	Pioneer Natural Resources Co.(a)	139,781
1,553	Plains Exploration & Production Co.†	73,721
1,700	Pyramid Oil Co.†(a)	7,072
2,200	QEP Resources, Inc.	70,048
1,700	Quicksilver Resources, Inc.†(a)	3,825
1,800	Range Resources Corp.(a)	145,872
600	Rex Energy Corp.†(a)	9,888
600	Rosetta Resources, Inc.†(a)	28,548
1,600	Rowan PLC, Class A†	56,576
1,012	RPC, Inc.(a)	15,352
4,400	SandRidge Energy, Inc.†(a)	23,188
14,224	Schlumberger, Ltd.	1,065,235

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Energy (continued)
1,000	Ship Finance International, Ltd.	$17,640
750	SM Energy Co.	44,415
1,000	Solazyme, Inc.†(a)	7,810
4,200	Southwestern Energy Co.†	156,492
6,641	Spectra Energy Corp.(a)	204,211
270	Steel Excel, Inc.†	7,328
1,706	Superior Energy Services, Inc.†	44,305
3,500	Syntroleum Corp.†(a)	1,383
1,500	Tesoro Corp.	87,825
222	TGC Industries, Inc.	2,198
525	Tidewater, Inc.(a)	26,513
1,600	Trico Marine Services, Inc.† (b)	—
1,000	U.S. Energy Corp.†	1,660
1,765	Ultra Petroleum Corp.†(a)	35,477
500	Unit Corp.†	22,775
1,150	USEC, Inc.†(a)	426
1,100	Vaalco Energy, Inc.†	8,349
6,114	Valero Energy Corp.	278,126
8	Verenium Corp.†	21
800	W&T Offshore, Inc.(a)	11,360
300	Warren Resources, Inc.†	963
500	Western Refining, Inc.(a)	17,705
1,400	Whiting Petroleum Corp.†	71,176
7,050	Williams Cos., Inc. (The)	264,093
800	World Fuel Services Corp.(a)	31,776
2,350	WPX Energy, Inc.†(a)	37,647
500	ZaZa Energy Corp.†(a)	905
		17,709,127
Financials — 17.0%
1	Acadia Realty Trust(a)	28
600	Affiliated Managers Group, Inc.	92,142
200	Affirmative Insurance Holdings, Inc.†	66
4,800	Aflac, Inc.	249,696
450	Alexander & Baldwin, Inc.†	16,087
700	Alexandria Real Estate Equities, Inc.	49,686
127	Alleghany Corp.	50,282
4,650	Allstate Corp. (The)	228,175
800	Alterra Capital Holdings, Ltd.	25,200
10	Altisource Asset Management Corp.†	1,350
100	Altisource Portfolio Solutions SA†	6,975
33	Altisource Residential Corp., Class B†	660
807	American Campus Communities, Inc.	36,589
3,825	American Capital Agency Corp.	125,383
4,200	American Capital, Ltd.†	61,299
1,100	American Equity Investment Life Holding Co.(a)	16,379
9,475	American Express Co.	639,183
1,100	American Financial Group, Inc.	52,118
4,200	American International Group, Inc.†	163,044
300	American National Insurance Co.	26,061
4,077	American Tower Corp., Class A	313,603
2,280	Ameriprise Financial, Inc.	167,922
302	Amtrust Financial Services, Inc.(a)	10,464
10,025	Annaly Capital Management, Inc.(a)	159,297
1,500	Anworth Mortgage Asset Corp.	9,495
1,256	Apartment Investment & Management Co., Class A	38,509
2,200	Apollo Investment Corp.†	18,392
200	Arbor Realty Trust, Inc.	1,568
1,200	Arch Capital Group, Ltd.†(a)	63,084
4	Arlington Asset Investment Corp., Class A(a)	103
3,325	ARMOUR Residential REIT, Inc.(a)	21,712
1,150	Arthur J. Gallagher & Co.	47,506
544	Ashford Hospitality Trust, Inc.(a)	6,724
1,100	Aspen Insurance Holdings, Ltd.	42,438
400	Asset Acceptance Capital Corp.†	2,696

Shares		Value
Financials (continued)
1,354	Associated Banc-Corp(a)	$20,567
300	Associated Estates Realty Corp.	5,592
900	Assurant, Inc.	40,509
1,600	Assured Guaranty, Ltd.	32,976
700	Astoria Financial Corp.	6,902
200	Atlanticus Holdings Corp.†(a)	734
600	AV Homes, Inc.†	7,998
847	AvalonBay Communities, Inc.(a)	107,289
1,175	Axis Capital Holdings, Ltd.	48,904
50	Bancorp, Inc.†	692
1,150	BancorpSouth, Inc.	18,745
115,473	Bank of America Corp.	1,406,461
450	Bank of Hawaii Corp.(a)	22,864
11,913	Bank of New York Mellon Corp. (The)	333,445
700	BankFinancial Corp.(a)	5,663
1,000	BankUnited, Inc.	25,620
7,925	BB&T Corp.	248,766
600	BBCN Bancorp, Inc.	7,836
16	BBX Capital Corp., Class A†(a)	132
500	Beneficial Mutual Bancorp, Inc.†	5,150
19,918	Berkshire Hathaway, Inc., Class B	2,075,456
1,000	BGC Partners, Inc., Class A	4,160
2,000	BioMed Realty Trust, Inc.	43,200
1,100	BlackRock, Inc., Class A	282,568
1,000	Boston Private Financial Holdings, Inc.	9,880
1,625	Boston Properties, Inc.	164,222
1,988	Brandywine Realty Trust(a)	29,522
1,075	BRE Properties, Inc.	52,331
3,075	Brookfield Office Properties, Inc.(a)	52,798
1,500	Brookline Bancorp, Inc.(a)	13,710
1,400	Brown & Brown, Inc.	44,856
100	Camden National Corp.	3,308
825	Camden Property Trust	56,661
30	Capital Bank Financial Corp., Class A†	515
350	Capital City Bank Group, Inc.†	4,323
4,850	Capital One Financial Corp.†	266,507
3,839	CapitalSource, Inc.	36,931
1,000	Capitol Federal Financial, Inc.	12,070
700	CapLease, Inc.	4,459
1,700	Capstead Mortgage Corp.	21,794
100	Cardinal Financial Corp.	1,818
288	Cathay General Bancorp	5,795
1,780	CBL & Associates Properties, Inc.(a)	42,008
600	CBOE Holdings, Inc.	22,164
3,825	CBRE Group, Inc., Class A†	96,581
650	Cedar Realty Trust, Inc.	3,971
9,964	Charles Schwab Corp. (The)(a)	176,263
400	Charter Financial Corp.	5,116
500	Chemical Financial Corp.(a)	13,190
11,900	Chimera Investment Corp.	37,961
2,802	Chubb Corp. (The)	245,259
23	CIFC Corp.†(a)	189
1,394	Cincinnati Financial Corp.	65,783
2,150	CIT Group, Inc.†	93,482
31,265	Citigroup, Inc.	1,383,164
600	City National Corp.(a)	35,346
3,300	CME Group, Inc., Class A	202,587
300	CNA Financial Corp.	9,807
2,900	CNO Financial Group, Inc.	33,205
750	CoBiz Financial, Inc.	6,060
350	Cohen & Steers, Inc.(a)	12,625
1,429	Colonial Properties Trust	32,310
276	Columbia Banking System, Inc.(a)	6,066
1,783	Comerica, Inc.	64,099
1,302	Commerce Bancshares, Inc.(a)	53,161
1,293	CommonWealth REIT(a)	29,015
500	Community Bank System, Inc.(a)	14,815

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Financials (continued)
100	Community Trust Bancorp, Inc.(a)	$3,403
850	Corporate Office Properties Trust(a)	22,678
800	Corrections Corp. of America	31,256
1,863	Cousins Properties, Inc.(a)	19,915
199	Cowen Group, Inc., Class A†	561
200	Crawford & Co., Class B	1,518
937	CubeSmart†(a)	14,805
600	Cullen/Frost Bankers, Inc.(a)	37,518
1,000	CVB Financial Corp.	11,270
1,000	CYS Investments, Inc.	11,740
3,450	DCT Industrial Trust, Inc.(a)	25,530
2,995	DDR Corp.(a)	52,173
2,502	DiamondRock Hospitality Co.	23,294
1,000	Digital Realty Trust, Inc.(a)	66,910
5,425	Discover Financial Services	243,257
1,100	Donegal Group, Inc., Class A	16,797
1,100	Douglas Emmett, Inc.	27,423
400	Duff & Phelps Corp., Class A	6,204
3,101	Duke Realty Corp.	52,655
700	DuPont Fabros Technology, Inc.(a)	16,989
3,778	E*Trade Financial Corp.†(a)	40,462
2,000	East West Bancorp, Inc.(a)	51,340
1,325	Eaton Vance Corp.(a)	55,425
1,000	Education Realty Trust, Inc.	10,530
175	eHealth, Inc.†	3,129
200	Encore Capital Group, Inc.†(a)	6,020
700	Endurance Specialty Holdings, Ltd.	33,467
50	Enterprise Financial Services Corp.	717
300	EPR Properties	15,615
500	Equity Lifestyle Properties, Inc.	38,400
1,000	Equity One, Inc.(a)	23,970
3,479	Equity Residential	191,554
400	Essex Property Trust, Inc.(a)	60,232
536	Everest Re Group, Ltd.	69,605
1,500	Extra Space Storage, Inc.	58,905
1,000	Ezcorp, Inc., Class A†	21,300
625	Federal Realty Investment Trust	67,525
1,200	Federated Investors, Inc., Class B(a)	28,404
200	Federated National Holding Co.	1,522
1,000	FelCor Lodging Trust, Inc.†	5,950
2,291	Fidelity National Financial, Inc., Class A(a)	57,802
10,401	Fifth Third Bancorp	169,640
1,200	Financial Institutions, Inc.	23,952
100	First Acceptance Corp.†	135
827	First American Financial Corp.(a)	21,146
300	First Bancorp	4,047
166	First BanCorp†	1,034
500	First Cash Financial Services, Inc.†	29,170
800	First Commonwealth Financial Corp.(a)	5,968
425	First Community Bancshares, Inc.	6,736
100	First Financial Corp.(a)	3,149
2,433	First Horizon National Corp.(a)	25,984
650	First Industrial Realty Trust, Inc.	11,135
50	First Marblehead Corp. (The)†(a)	51
3,424	First Niagara Financial Group, Inc.	30,337
800	First Potomac Realty Trust(a)	11,864
600	First Republic Bank	23,172
1,007	FirstMerit Corp.(a)	16,646
1,500	FNB Corp.(a)	18,150
2,100	Forest City Enterprises, Inc., Class A†(a)	37,317
1,557	Franklin Resources, Inc.	234,811
950	Franklin Street Properties Corp.(a)	13,889
2,734	Fulton Financial Corp.(a)	31,988
4,665	General Growth Properties, Inc.	92,740
5,850	Genworth Financial, Inc., Class A†(a)	58,500

Shares		Value
Financials (continued)
1,152	Geo Group, Inc. (The)	$43,338
400	Getty Realty Corp.(a)	8,084
900	Glacier Bancorp, Inc.(a)	17,082
1,000	Gleacher & Co., Inc.†(a)	600
800	Glimcher Realty Trust(a)	9,280
4,783	Goldman Sachs Group, Inc. (The)	703,818
435	Gramercy Capital Corp.†	2,266
1,000	Guaranty Bancorp†	2,100
100	Hallmark Financial Services†(a)	900
627	Hancock Holding Co.	19,387
69	Hanmi Financial Corp.†	1,104
700	Hanover Insurance Group, Inc. (The)	34,776
4,750	Hartford Financial Services Group, Inc.(a)	122,550
1,000	Hatteras Financial Corp.	27,430
1,175	HCC Insurance Holdings, Inc.	49,385
4,625	HCP, Inc.	230,603
2,200	Health Care REIT, Inc.	149,402
500	Healthcare Realty Trust, Inc.(a)	14,195
50	Heritage Commerce Corp.†(a)	337
700	Hersha Hospitality Trust, Class A	4,088
650	Highwoods Properties, Inc.(a)	25,721
1,500	Hilltop Holdings, Inc.†	20,235
660	Home BancShares, Inc.(a)	24,862
500	Home Properties, Inc.(a)	31,710
1,000	Horace Mann Educators Corp.	20,850
1,500	Hospitality Properties Trust	41,160
8,624	Host Hotels & Resorts, Inc.(a)	150,834
44	Howard Hughes Corp. (The)†	3,688
4,301	Hudson City Bancorp, Inc.	37,161
9,351	Huntington Bancshares, Inc.†	69,104
100	ICG Group, Inc.†	1,248
85	IMPAC Mortgage Holdings, Inc.†	867
300	Infinity Property & Casualty Corp.	16,860
1,100	Inland Real Estate Corp.(a)	11,099
1,500	Interactive Brokers Group, Inc., Class A	22,365
669	IntercontinentalExchange, Inc.†(a)	109,094
700	International Bancshares Corp.	14,560
550	Intervest Bancshares Corp., Class A†	3,234
500	INTL FCStone, Inc.†(a)	8,705
1,000	Invesco Mortgage Capital, Inc.(a)	21,390
4,800	Invesco, Ltd.	139,008
1,000	Investment Technology Group, Inc.†	11,040
800	Investors Bancorp, Inc.(a)	15,024
1,800	Investors Real Estate Trust	17,766
1,564	iStar Financial, Inc.†(a)	17,032
2,475	Janus Capital Group, Inc.(a)	23,265
500	Jones Lang LaSalle, Inc.	49,705
40,734	JPMorgan Chase & Co.	1,933,236
600	Kearny Financial Corp.†(a)	6,120
350	Kemper Corp.(a)	11,413
9,848	KeyCorp†	98,086
700	Kilroy Realty Corp.(a)	36,680
4,625	Kimco Realty Corp.(a)	103,600
800	Kite Realty Group Trust	5,392
1,400	Knight Capital Group, Inc., Class A†(a)	5,208
1,500	LaSalle Hotel Properties(a)	38,070
1,700	Legg Mason, Inc.(a)	54,655
2,882	Leucadia National Corp.(a)	79,053
1,626	Lexington Realty Trust	19,187
1,450	Liberty Property Trust	57,638
2,875	Lincoln National Corp.(a)	93,754
3,300	Loews Corp.	145,431
200	LPL Financial Holdings, Inc.	6,448
1,372	M&T Bank Corp.(a)	141,536
1,287	Macerich Co. (The)(a)	82,857
1,500	Mack-Cali Realty Corp.(a)	42,915

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Financials (continued)
1,000	Maiden Holdings, Ltd.	$10,590
101	Markel Corp.†(a)	50,853
5,370	Marsh & McLennan Cos., Inc.	203,899
244	MB Financial, Inc.	5,897
1,900	MBIA, Inc.†(a)	19,513
2,800	McGraw-Hill Cos., Inc. (The)	145,824
967	Meadowbrook Insurance Group, Inc.(a)	6,817
600	Medallion Financial Corp.(a)	7,932
1,500	Medical Properties Trust, Inc.(a)	24,060
9,421	MetLife, Inc.	358,186
4,000	MFA Financial, Inc.	37,280
1,500	MGIC Investment Corp.†(a)	7,425
100	Mid-America Apartment Communities, Inc.	6,906
400	Montpelier Re Holdings, Ltd.	10,420
1,575	Moody's Corp.	83,979
15,450	Morgan Stanley	339,591
3,800	MPG Office Trust, Inc.†(a)	10,450
1,072	MSCI, Inc., Class A†	36,373
1,450	NASDAQ OMX Group, Inc. (The)	46,835
400	National Interstate Corp.	11,992
2,500	National Penn Bancshares, Inc.(a)	26,725
500	National Retail Properties, Inc.(a)	18,085
500	NBT Bancorp, Inc.(a)	11,075
4,312	New York Community Bancorp, Inc.(a)	61,877
350	Newcastle Investment Corp.(a)	3,910
10	North Valley Bancorp†	177
2,850	Northern Trust Corp.†	155,496
156	NorthStar Realty Finance Corp.(a)	1,479
875	Northwest Bancshares, Inc.	11,104
2,375	NYSE Euronext	91,770
300	Ocwen Financial Corp.†	11,376
1,500	Old National Bancorp	20,625
3,236	Old Republic International Corp.(a)	41,130
400	Old Second Bancorp, Inc.†	1,272
975	Omega Healthcare Investors, Inc.(a)	29,601
600	OneBeacon Insurance Group, Ltd., Class A	8,112
432	Oriental Financial Group, Inc.(a)	6,700
400	Oritani Financial Corp.	6,196
200	Parkway Properties, Inc.(a)	3,710
625	PartnerRe, Ltd.	58,194
1,000	Pebblebrook Hotel Trust	25,790
4,347	People's United Financial, Inc.(a)	58,424
123	PHH Corp.†	2,701
62	Phoenix , Inc.†(a)	1,908
2,100	Piedmont Office Realty Trust, Inc., Class A(a)	41,139
900	Pinnacle Financial Partners, Inc.†(a)	21,024
500	Platinum Underwriters Holdings, Ltd.	27,905
1,884	Plum Creek Timber Co., Inc.(a)	98,345
5,675	PNC Financial Services Group, Inc.	377,388
1,157	Popular, Inc.†	31,945
100	Portfolio Recovery Associates, Inc.†	12,692
600	Post Properties, Inc.	28,260
200	Preferred Bank†	3,156
300	Primerica†	9,834
100	Primus Guaranty, Ltd.†	985
2,750	Principal Financial Group, Inc.(a)	93,583
1,222	PrivateBancorp, Inc., Class A(a)	23,108
530	ProAssurance Corp.	25,085
6,125	Progressive Corp. (The)	154,779
4,735	Prologis, Inc.	189,305
500	Prosperity Bancshares, Inc.(a)	23,695
1,000	Protective Life Corp.	35,800
1,500	Provident Financial Services, Inc.	22,905
1,050	Provident New York Bancorp(a)	9,523

Shares		Value
Financials (continued)
4,975	Prudential Financial, Inc.	$293,475
1,639	Public Storage	249,652
2,077	Pzena Investment Management, Inc., Class A(a)	13,501
1,370	Radian Group, Inc.(a)	14,673
66	RAIT Financial Trust(a)	526
1,000	Ramco-Gershenson Properties Trust	16,800
1,200	Raymond James Financial, Inc.	55,320
1,501	Rayonier, Inc.(a)	89,565
1,300	Realty Income Corp.(a)	58,955
1,200	Redwood Trust, Inc.	27,816
1,025	Regency Centers Corp.	54,233
13,306	Regions Financial Corp.†	108,976
850	Reinsurance Group of America, Inc., Class A	50,720
400	RenaissanceRe Holdings, Ltd.(a)	36,796
50	Renasant Corp.	1,119
315	Republic Bancorp, Inc., Class A(a)	7,132
250	Resource America, Inc., Class A	2,490
200	Resource Capital Corp.	1,322
1,000	RLJ Lodging Trust	22,760
1,700	Roma Financial Corp.†(a)	27,302
174	Rouse Properties, Inc.(a)	3,149
233	Sabra Health Care REIT, Inc.(a)	6,759
200	Saul Centers, Inc.	8,748
750	Seacoast Banking Corp. of Florida†	1,568
2,000	SEI Investments Co.(c)	57,700
600	Selective Insurance Group, Inc.	14,406
1,650	Senior Housing Properties Trust	44,270
400	Signature Bank†	31,504
153	Silver Bay Realty Trust Corp.	3,170
200	Simmons First National Corp., Class A(a)	5,064
3,346	Simon Property Group, Inc.	530,542
1,000	SL Green Realty Corp.(a)	86,110
4,300	SLM Corp.	88,064
50	Southwest Bancorp, Inc.†	628
316	Sovran Self Storage, Inc.	20,379
500	St. Joe Co. (The)†(a)	10,625
490	StanCorp Financial Group, Inc.(a)	20,952
1,000	Starwood Property Trust, Inc.(a)	27,760
400	State Auto Financial Corp.(a)	6,968
4,990	State Street Corp.	294,859
50	Sterling Bancorp, Class N	508
300	Stewart Information Services Corp.	7,641
640	Stifel Financial Corp.†(a)	22,189
2,100	Strategic Hotels & Resorts, Inc.†(a)	17,535
50	Suffolk Bancorp†	712
822	Sun Bancorp, Inc.†	2,803
500	Sun Communities, Inc.(a)	24,665
2,595	Sunstone Hotel Investors, Inc.†	31,944
5,930	SunTrust Banks, Inc.†	170,843
1,728	Susquehanna Bancshares, Inc.	21,479
450	SVB Financial Group†(a)	31,923
1,000	Symetra Financial Corp.(a)	13,410
10,831	Synovus Financial Corp.	30,002
2,625	T Rowe Price Group, Inc.	196,534
1,000	Tanger Factory Outlet Centers(a)	36,180
500	Taubman Centers, Inc.	38,830
500	Taylor Capital Group, Inc.†(a)	7,995
1,500	TCF Financial Corp.(a)	22,440
3,103	TD Ameritrade Holding Corp.	63,984
50	Tejon Ranch Co.†	1,489
784	Texas Capital Bancshares, Inc.†(a)	31,713
1,250	TFS Financial Corp.†	13,537
1,100	Torchmark Corp.(a)	65,780
103	TowneBank(a)	1,542
4,269	Travelers Cos., Inc. (The)	359,407

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Financials (continued)
90	Tree.com, Inc.	$1,664
400	Trico Bancshares	6,840
1,208	TrustCo Bank Corp.	6,741
1,000	Trustmark Corp.(a)	25,010
3,125	Two Harbors Investment Corp.(a)	39,406
19,409	U.S. Bancorp	658,547
2,328	UDR, Inc.(a)	56,314
1,300	Umpqua Holdings Corp.	17,238
474	United Community Banks, Inc.†(a)	5,375
317	United Community Financial Corp.†	1,230
403	United Financial Bancorp, Inc.	6,126
300	United Fire Group, Inc.	7,641
354	United Security Bancshares†	1,551
200	Universal Health Realty Income Trust	11,542
2,407	Unum Group	67,998
500	Urstadt Biddle Properties, Inc., Class A(a)	10,880
483	Validus Holdings, Ltd.	18,050
1,831	Valley National Bancorp(a)	18,749
3,315	Ventas, Inc.	242,658
565	Virginia Commerce Bancorp, Inc.†	7,938
48	Virtus Investment Partners, Inc.†	8,941
2,132	Vornado Realty Trust	178,320
1,187	W.R. Berkley Corp.	52,667
825	Waddell & Reed Financial, Inc., Class A	36,119
220	Walter Investment Management Corp.†(a)	8,195
1,333	Washington Federal, Inc.	23,327
1,250	Washington Real Estate Investment Trust	34,800
400	Washington Trust Bancorp, Inc.	10,952
550	Waterstone Financial, Inc.†(a)	4,548
800	Webster Financial Corp.	19,408
1,700	Weingarten Realty Investors(a)	53,635
51,892	Wells Fargo & Co.†	1,919,485
383	Westamerica Bancorporation(a)	17,361
1,150	Western Alliance Bancorp†(a)	15,916
200	Westfield Financial, Inc.	1,556
80	White Mountains Insurance Group, Ltd.	45,370
700	Wilshire Bancorp, Inc.†	4,746
500	Wintrust Financial Corp.(a)	18,520
10	WP Stewart & Co., Ltd.†	69
1,630	Zions Bancorporation(a)	40,734
400	ZipRealty, Inc.†	1,460
		29,302,579
Health Care — 11.9%
17,125	Abbott Laboratories	604,855
17,125	AbbVie, Inc.	698,357
100	ACADIA Pharmaceuticals, Inc.†(a)	794
300	Accretive Health, Inc.†(a)	3,048
1,350	Actavis, Inc.†	124,348
3,631	Aetna, Inc.	185,617
200	Affymetrix, Inc.†(a)	944
3,746	Agilent Technologies, Inc.	157,220
300	Air Methods Corp.(a)	14,472
400	Akorn, Inc.†(a)	5,532
700	Albany Molecular Research, Inc.†(a)	7,357
500	Alere, Inc.†	12,765
1,800	Alexion Pharmaceuticals, Inc.†	165,852
750	Align Technology, Inc.(a)	25,132
1,000	Alkermes PLC†(a)	23,710
3,385	Allergan, Inc.	377,868
140	Alliance HealthCare Services, Inc.†(a)	1,086
1,500	Allscripts Healthcare Solutions, Inc.†	20,385
496	Alnylam Pharmaceuticals, Inc.†	12,088
100	AMAG Pharmaceuticals, Inc.†	2,385
201	Amedisys, Inc.(a)	2,235
600	American Caresource Holdings, Inc.†(a)	1,188
2,680	AmerisourceBergen Corp., Class A	137,886
6,275	Amgen, Inc.	643,250

Shares		Value
Health Care (continued)
300	Amicus Therapeutics, Inc.†(a)	$951
250	AMN Healthcare Services, Inc.†(a)	3,957
400	Amsurg Corp., Class A†	13,456
500	Anika Therapeutics, Inc.†	7,260
300	Arena Pharmaceuticals, Inc.†(a)	2,463
1,000	Ariad Pharmaceuticals, Inc.†	18,090
1,000	Auxilium Pharmaceuticals, Inc.†(a)	17,280
5,513	Baxter International, Inc.	400,464
2,165	Becton Dickinson and Co.	206,996
200	Biodel, Inc.†(a)	564
1,905	Biogen Idec, Inc.†	367,494
1,000	BioMarin Pharmaceutical, Inc.†	62,260
200	Bio-Rad Laboratories, Inc., Class A†	25,200
13,689	Boston Scientific Corp.†	106,911
16,450	Bristol-Myers Squibb Co.	677,575
1,000	Brookdale Senior Living, Inc., Class A†	27,880
1,000	Bruker Corp.†	19,100
200	BSD Medical Corp.†(a)	294
825	C.R. Bard, Inc.	83,143
700	Cadence Pharmaceuticals, Inc.†(a)	4,683
1,850	Cambrex Corp.†	23,661
100	Capital Senior Living Corp.†	2,643
3,211	Cardinal Health, Inc.	133,642
2,293	CareFusion Corp.†	80,232
1,960	Catamaran Corp.†	103,939
4,532	Celgene Corp.†	525,304
226	Cell Therapeutics, Inc.†(a)	260
27	Celldex Therapeutics, Inc.†	313
500	Cepheid, Inc.†(a)	19,185
1,600	Cerner Corp.†	151,600
500	Charles River Laboratories International, Inc.†	22,135
3,050	Cigna Corp.	190,229
200	Cleveland Biolabs, Inc.†	392
37	Codexis, Inc.†	88
1,100	Community Health Systems, Inc.	52,129
100	Computer Programs & Systems, Inc.(a)	5,411
243	Conceptus, Inc.†(a)	5,868
300	CONMED Corp.	10,218
400	Cooper Cos., Inc. (The)	43,152
1,500	Cornerstone Therapeutics, Inc.†	10,605
550	Covance, Inc.†	40,876
1,516	Coventry Health Care, Inc.	71,297
500	Cubist Pharmaceuticals, Inc.†	23,410
300	Cyberonics, Inc.†	14,043
1,477	Cynosure, Inc., Class A†	38,653
2,300	Cytori Therapeutics, Inc.†(a)	5,773
829	DaVita HealthCare Partners, Inc.†	98,311
1,700	Dendreon Corp.†(a)	8,041
1,075	DENTSPLY International, Inc.(a)	45,602
100	Dyax Corp.†	436
1,100	Edwards Lifesciences Corp.†(a)	90,376
10,645	Eli Lilly & Co.	604,530
793	Emergent Biosolutions, Inc.†	11,086
889	Emeritus Corp.†	24,705
1,400	Endo Health Solutions, Inc.†	43,064
800	Exelixis, Inc.†(a)	3,696
8,740	Express Scripts Holding Co.†	503,861
100	Five Star Quality Care, Inc.†	669
2,725	Forest Laboratories, Inc.†	103,659
116	Furiex Pharmaceuticals, Inc.†	4,348
500	Galena Biopharma, Inc.†(a)	1,045
200	Genomic Health, Inc.†(a)	5,656
50	Gentiva Health Services, Inc.†(a)	541
1,100	Geron Corp.†(a)	1,177
12,750	Gilead Sciences, Inc.†(a)	623,857
450	GTx, Inc.†	1,867

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Health Care (continued)
1,700	Halozyme Therapeutics, Inc.†(a)	$9,809
500	HCA Holdings, Inc.	20,315
3,350	Health Management Associates, Inc., Class A†	43,115
700	Health Net, Inc.†	20,034
1,100	HealthSouth Corp.†(a)	29,007
872	Henry Schein, Inc.†(a)	80,704
300	Hill-Rom Holdings, Inc.	10,566
2,452	Hologic, Inc.†	55,415
1,740	Hospira, Inc.†(a)	57,124
1,900	Humana, Inc.	131,309
200	ICU Medical, Inc.†	11,790
1,300	Idenix Pharmaceuticals, Inc.†(a)	4,628
400	IDEXX Laboratories, Inc.†(a)	36,956
1,388	Illumina, Inc.†(a)	74,952
1,000	ImmunoGen, Inc.†	16,060
1,000	Impax Laboratories, Inc.†	15,440
1,300	Incyte Corp., Ltd.†(a)	30,433
600	Infinity Pharmaceuticals, Inc.†	29,082
300	Integra LifeSciences Holdings Corp.†(a)	11,703
562	InterMune, Inc.†(a)	5,086
365	Intuitive Surgical, Inc.†	179,284
1,000	Ironwood Pharmaceuticals, Inc., Class A†(a)	18,290
700	Isis Pharmaceuticals, Inc.†(a)	11,858
29,685	Johnson & Johnson	2,420,218
300	Keryx Biopharmaceuticals, Inc.†	2,112
400	K-V Pharmaceutical Co., Class A†	36
1,075	Laboratory Corp. of America Holdings†	96,965
200	LCA-Vision, Inc.†	672
600	LHC Group, Inc.†	12,894
1,833	Life Technologies Corp.†	118,467
565	LifePoint Hospitals, Inc.†	27,380
16	Ligand Pharmaceuticals, Inc., Class B†(a)	426
400	Magellan Health Services, Inc.†	19,028
500	MAKO Surgical Corp.†(a)	5,575
1,600	MannKind Corp.†(a)	5,424
5	Marina Biotech, Inc.†	1
600	Masimo Corp.(a)	11,772
200	Maxygen, Inc.	482
2,475	McKesson Corp.	267,201
400	MedAssets, Inc.†	7,700
725	Medivation, Inc.†(a)	33,908
600	MEDNAX, Inc.†	53,778
10,297	Medtronic, Inc.	483,547
30,130	Merck & Co., Inc.	1,332,650
100	Merge Healthcare, Inc.†(a)	289
200	Mettler-Toledo International, Inc.†	42,644
600	MGC Diagnostics Corp.†(a)	4,194
600	Molina Healthcare, Inc.†(a)	18,522
200	Momenta Pharmaceuticals, Inc.†(a)	2,668
4,275	Mylan, Inc.†(a)	123,718
375	Myrexis, Inc.(a)	36
500	Myriad Genetics, Inc.†(a)	12,700
300	National Healthcare Corp.(a)	13,716
950	Nektar Therapeutics†(a)	10,450
200	Neurocrine Biosciences, Inc.†	2,428
1,000	NuVasive, Inc.†	21,310
1,000	NxStage Medical, Inc.†	11,280
900	Oculus Innovative Sciences, Inc.†(a)	396
1,300	Omnicare, Inc.(a)	52,936
325	Onyx Pharmaceuticals, Inc.†	28,880
3,000	Opko Health, Inc.†(a)	22,890
1,500	Optimer Pharmaceuticals, Inc.†(a)	17,850
750	Orexigen Therapeutics, Inc.†(a)	4,688
700	Owens & Minor, Inc.(a)	22,792
50	Palomar Medical Technologies, Inc.†	675

Shares		Value
Health Care (continued)
600	PAREXEL International Corp.†	$23,706
950	Patterson Cos., Inc.(a)	36,138
800	PDI, Inc.†	4,720
1,100	PDL BioPharma, Inc.(a)	8,041
1,517	PerkinElmer, Inc.	51,032
5	Pernix Therapeutics Holdings†	25
850	Perrigo Co.	100,921
76,487	Pfizer, Inc.	2,207,415
575	Pharmacyclics, Inc.†(a)	46,236
381	PharMerica Corp.†(a)	5,334
400	Pozen, Inc.†	2,108
800	Progenics Pharmaceuticals, Inc.†(a)	4,312
200	Providence Service Corp. (The)†(a)	3,698
1,575	Quest Diagnostics, Inc.(a)	88,909
800	Questcor Pharmaceuticals, Inc.(a)	26,032
600	Regeneron Pharmaceuticals, Inc.†(a)	105,840
1,800	ResMed, Inc.(a)	83,448
1,600	Rigel Pharmaceuticals, Inc.†(a)	10,864
418	RTI Biologics, Inc.†	1,647
600	Sagent Pharmaceuticals, Inc.†	10,530
600	Salix Pharmaceuticals, Ltd.†	30,708
300	Sangamo Biosciences, Inc.†(a)	2,868
800	Savient Pharmaceuticals, Inc.†(a)	640
1,500	Seattle Genetics, Inc.†(a)	53,265
1,000	Select Medical Holdings Corp.(a)	9,000
1,500	Sequenom, Inc.†(a)	6,225
600	Simulations Plus, Inc.	2,478
350	Sirona Dental Systems, Inc.†	25,806
700	Skilled Healthcare Group, Inc., Class A†(a)	4,599
600	Solta Medical, Inc.†	1,320
3,250	St. Jude Medical, Inc.	131,430
650	STERIS Corp.	27,047
3,720	Stryker Corp.	242,693
200	Symmetry Medical, Inc.†	2,290
400	Synta Pharmaceuticals Corp.†(a)	3,440
1,000	Team Health Holdings, Inc.†	36,380
500	Techne Corp.	33,925
500	Teleflex, Inc.	42,255
931	Tenet Healthcare Corp.†	44,297
1,000	Theravance, Inc.†(a)	23,620
3,840	Thermo Fisher Scientific, Inc.	293,721
600	Thoratec Corp.†	22,500
1,000	TranS1, Inc.†(a)	2,240
80	Transcept Pharmaceuticals, Inc.†	383
600	Triple-S Management Corp., Class B†	10,452
600	United Therapeutics Corp.†(a)	36,522
10,380	UnitedHealth Group, Inc.	593,840
500	Universal American Corp.(a)	4,165
1,100	Universal Health Services, Inc., Class B	70,257
1,200	Varian Medical Systems, Inc.†(a)	86,400
500	VCA Antech, Inc.†(a)	11,745
17	Venaxis, Inc.†	37
1,750	Vertex Pharmaceuticals, Inc.†	96,215
700	ViroPharma, Inc.†(a)	17,612
500	Volcano Corp.†(a)	11,130
1,000	Waters Corp.†(a)	93,910
3,063	WellPoint, Inc.	202,862
2,036	Zimmer Holdings, Inc.(a)	153,148
		20,496,619
Industrials — 11.0%
675	3D Systems Corp.†(a)	21,762
7,385	3M Co.	785,099
1,500	A123 Systems, Inc.†	41
300	Acacia Research Corp.†	9,051
453	ACCO Brands Corp.†(a)	3,026
300	Acme United Corp.(a)	3,666

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Industrials (continued)
590	Actuant Corp., Class A(a)	$18,066
300	Acuity Brands, Inc.(a)	20,805
2,500	ADT Corp.	122,350
1,100	AECOM Technology Corp.†	36,080
850	AGCO Corp.	44,302
1,000	Air Lease Corp., Class A(a)	29,320
1,200	Aircastle, Ltd.	16,416
600	Alaska Air Group, Inc.†	38,376
100	Albany International Corp., Class A	2,890
250	Alliant Techsystems, Inc.	18,107
100	Amerco, Inc.	17,354
2,362	AMETEK, Inc.	102,416
3,275	AMR Corp.†	13,591
1,500	AMREP Corp.†	17,775
500	Apogee Enterprises, Inc.	14,475
200	Armstrong World Industries, Inc.†(a)	11,178
250	Ascent Solar Technologies, Inc.†(a)	140
200	Astec Industries, Inc.	6,986
1,100	Avery Dennison Corp.	47,377
992	Avis Budget Group, Inc.†	27,607
600	AZZ, Inc.	28,920
1,075	B/E Aerospace, Inc.	64,812
1,437	Babcock & Wilcox Co. (The)	40,825
600	Barnes Group, Inc.	17,358
500	Blount International, Inc.	6,690
900	BlueLinx Holdings, Inc.†(a)	2,565
7,515	Boeing Co. (The)	645,163
445	Brady Corp., Class A	14,921
450	Brink's Co. (The)	12,717
450	Builders FirstSource, Inc.†(a)	2,637
500	Carlisle Cos., Inc.	33,895
100	Casella Waste Systems, Inc., Class A†	437
6,606	Caterpillar, Inc.	574,524
1,300	CBIZ, Inc.†(a)	8,294
400	CDI Corp.	6,880
400	Ceco Environmental Corp.	5,172
300	Celadon Group, Inc.	6,258
800	Cenveo, Inc.†(a)	1,720
1,525	CH Robinson Worldwide, Inc.	90,676
400	Chart Industries, Inc.†(a)	32,004
77	Chicago Bridge & Iron Co. NV	4,782
1,032	Cintas Corp.(a)	45,542
400	CLARCOR, Inc.	20,952
540	Clean Harbors, Inc.†(a)	31,369
300	Coleman Cable, Inc.	4,500
400	Columbus McKinnon Corp.†	7,700
900	Comfort Systems USA, Inc.	12,681
300	Commercial Vehicle Group, Inc.†	2,340
100	Competitive Technologies, Inc.†(a)	33
550	Con-way, Inc.	19,365
1,400	Copart, Inc.†	47,992
1,750	Covanta Holding Corp.(a)	35,262
100	Covenant Transportation Group, Inc., Class A†	599
300	Crane Co.	16,758
9,950	CSX Corp.	245,068
1,805	Cummins, Inc.	209,037
300	Curtiss-Wright Corp.	10,410
6,136	Danaher Corp.	381,352
3,813	Deere & Co.	327,842
10,050	Delta Air Lines, Inc.†	165,925
1,500	Dolan Co. (The)†	3,585
1,225	Donaldson Co., Inc.	44,333
2,050	Dover Corp.	149,404
500	Dun & Bradstreet Corp.(a)	41,825
100	DXP Enterprises, Inc.†(a)	7,470
400	Dynamic Materials Corp.(a)	6,960

Shares		Value
Industrials (continued)
450	Eagle Bulk Shipping, Inc.†	$1,584
3,800	Eaton Corp. PLC(a)	232,750
500	EMCOR Group, Inc.	21,195
7,353	Emerson Electric Co.(a)	410,812
700	Empire Resources, Inc.†(a)	3,535
550	Encore Wire Corp.	19,261
500	Energy Recovery, Inc.†(a)	1,850
2,500	EnergySolutions, Inc.†	9,375
300	EnerNOC, Inc.†	5,211
500	EnerSys, Inc.†	22,790
179	Engility Holdings, Inc.†(a)	4,292
50	Ennis, Inc.	753
1,375	Equifax, Inc.	79,186
200	ESCO Technologies, Inc.	8,172
2,200	Exelis, Inc.	23,958
2,425	Expeditors International of Washington, Inc.	86,597
3,000	Fastenal Co.(a)	154,050
1,000	Federal Signal Corp.†	8,140
2,759	FedEx Corp.	270,934
505	Flowserve Corp.	84,694
1,500	Fluor Corp.	99,495
1,900	Fortune Brands Home & Security, Inc.†	71,117
600	Franklin Electric Co., Inc.	20,142
500	FreightCar America, Inc.(a)	10,910
100	Frozen Food Express Industries†(a)	138
600	FTI Consulting, Inc.†(a)	22,596
700	Fuel Tech, Inc.†	3,024
500	FuelCell Energy, Inc.†(a)	472
300	Furmanite Corp.†	2,007
750	Gardner Denver, Inc.	56,332
200	GATX Corp.	10,394
1,500	GenCorp, Inc.†(a)	19,950
625	General Cable Corp.†	22,894
3,240	General Dynamics Corp.	228,452
110,646	General Electric Co.	2,558,136
475	Genessee & Wyoming, Inc., Class A†(a)	44,227
406	Gorman-Rupp Co. (The)(a)	12,200
487	Graco, Inc.	28,261
1,350	GrafTech International, Ltd.†(a)	10,368
400	Granite Construction, Inc.	12,736
1,500	Great Lakes Dredge & Dock Corp.(a)	10,095
550	Greenbrier Cos., Inc.†(a)	12,490
350	Griffon Corp.(a)	4,172
850	Hardinge, Inc.	11,585
1,200	Harsco Corp.	29,724
1,500	Hawaiian Holdings, Inc.†(a)	8,640
200	Heidrick & Struggles International, Inc.	2,990
600	Herman Miller, Inc.	16,602
2,150	Hertz Global Holdings, Inc.†(a)	47,859
1,550	Hexcel Corp.†	44,966
300	Hill International, Inc.†	897
400	HNI Corp.(a)	14,196
7,925	Honeywell International, Inc.	597,149
42	Horizon Lines, Inc., Class A†	59
300	Hubbell, Inc., Class B	29,133
525	Huntington Ingalls Industries, Inc.	27,998
400	Hurco Cos., Inc.†	10,892
200	Huron Consulting Group, Inc.†	8,064
200	Hyster-Yale Materials Handling, Inc., Class B(b)	11,418
200	Hyster-Yale Materials Handling, Inc.	11,418
975	IDEX Corp.	52,084
450	IHS, Inc., Class A†	47,124
1,000	II-VI, Inc.†	17,040
4,666	Illinois Tool Works, Inc.	284,346
875	Industrial Services of America, Inc.†(a)	2,791

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Industrials (continued)
500	InnerWorkings, Inc.†(a)	$7,570
500	Innovaro, Inc.†(a)	45
100	Innovative Solutions & Support, Inc.	493
36	Insperity, Inc.	1,021
500	Integrated Electrical Services, Inc.†	3,190
1,300	Interface, Inc., Class A(a)	24,986
400	International Shipholding Corp.	7,280
400	Intersections, Inc.(a)	3,764
1,796	Iron Mountain, Inc.(a)	65,213
1,100	ITT Corp.	31,273
1,000	Jacobs Engineering Group, Inc.†(a)	56,240
1,075	JB Hunt Transport Services, Inc.(a)	80,066
2,525	JetBlue Airways Corp.†(a)	17,423
251	John Bean Technologies Corp.	5,208
1,075	Joy Global, Inc.(a)	63,984
200	Kadant, Inc.	5,000
1,115	Kansas City Southern	123,654
1,000	KAR Auction Services, Inc.	20,030
1,550	KBR, Inc.	49,724
400	Kelly Services, Inc., Class A(a)	7,472
500	Kennametal, Inc.(a)	19,520
150	Kforce, Inc.(a)	2,455
700	Kimball International, Inc., Class B	6,342
600	Kirby Corp.†(a)	46,080
387	Knight Transportation, Inc.(a)	6,231
500	Knoll, Inc.(a)	9,065
10	Kratos Defense & Security Solutions, Inc.†	50
1,075	L-3 Communications Holdings, Inc., Class 3	86,989
600	Landstar System, Inc.(a)	34,254
600	Layne Christensen Co.†(a)	12,828
657	Lennox International, Inc.	41,713
1,000	Lincoln Electric Holdings, Inc.	54,180
200	Lindsay Corp.(a)	17,636
100	LMI Aerospace, Inc.†	2,079
2,565	Lockheed Martin Corp.	247,574
700	LSI Industries, Inc.	4,886
1,600	Manitowoc Co., Inc. (The)(a)	32,896
1,002	Manpower, Inc.	56,833
100	Marten Transport, Ltd.	2,013
3,250	Masco Corp.	65,812
1,000	MasTec, Inc.†(a)	29,150
450	Matson, Inc.	11,070
1,550	Meritor, Inc.†	7,331
3,150	Metalico, Inc.†(a)	5,103
300	Mfri, Inc.†	2,163
200	Michael Baker Corp.	4,900
199	Middleby Corp.†	30,278
1,081	Mobile Mini, Inc.†	31,814
300	MSC Industrial Direct Co., Inc., Class A	25,734
1,900	Mueller Water Products, Inc., Class A	11,267
200	NACCO Industries, Inc., Class A	10,672
1,500	Navigant Consulting, Inc.†	19,710
700	Navistar International Corp.†(a)	24,199
500	NCI Building Systems, Inc.†	8,685
600	Nordson Corp.	39,570
3,100	Norfolk Southern Corp.	238,948
2,300	Northrop Grumman Corp.(a)	161,345
900	Old Dominion Freight Line, Inc.†	34,380
100	On Assignment, Inc.†	2,531
500	Orion Energy Systems, Inc.†	1,240
1,000	Oshkosh Corp.†(a)	42,490
1,250	Owens Corning†	49,287
3,755	PACCAR, Inc.	189,853
3,000	Pacer International, Inc.†	15,090
1,250	Pall Corp.	85,463

Shares		Value
Industrials (continued)
1,424	Parker Hannifin Corp.(a)	$130,410
1,300	Pentair, Ltd.	68,575
600	Pike Electric Corp.	8,538
2,125	Pitney Bowes, Inc.(a)	31,578
300	Polypore International, Inc.†(a)	12,054
250	PowerSecure International, Inc.†	3,178
1,620	Precision Castparts Corp.	307,184
1,000	Quanex Building Products Corp.(a)	16,100
2,450	Quanta Services, Inc.†	70,021
600	Raven Industries, Inc.(a)	20,166
3,550	Raytheon Co.(a)	208,705
400	Regal-Beloit Corp.	32,624
1,500	Republic Airways Holdings, Inc.†	17,310
3,218	Republic Services, Inc., Class A	106,194
200	Resources Connection, Inc.	2,540
1,700	Robert Half International, Inc.	63,801
1,540	Rockwell Automation, Inc.(a)	132,979
1,425	Rockwell Collins, Inc.(a)	89,946
1,050	Rollins, Inc.	25,778
913	Roper Industries, Inc.	116,234
1,000	RPX Corp.†	14,110
1,850	RR Donnelley & Sons Co.(a)	22,292
75	Rush Enterprises, Inc., Class A†(a)	1,809
400	Ryder System, Inc.	23,900
150	Saia, Inc.†	5,426
100	Sauer-Danfoss, Inc.	5,843
300	SIFCO Industries, Inc.	5,523
50	Simpson Manufacturing Co., Inc.	1,531
1,100	SkyWest, Inc.	17,655
600	Snap-on, Inc.	49,620
5,574	Southwest Airlines Co.	75,138
1,000	Spirit Aerosystems Holdings, Inc., Class A†	18,990
1,000	Spirit Airlines, Inc.†	25,360
584	SPX Corp.	46,113
1,350	Standard Register Co. (The)†(a)	1,135
50	Standex International Corp.	2,761
1,000	Steelcase, Inc., Class A	14,730
775	Stericycle, Inc.†	82,290
1,000	Swift Transportation Co., Class A†	14,180
100	Sypris Solutions, Inc.	418
500	TAL International Group, Inc.(a)	22,655
200	Taser International, Inc.†(a)	1,590
500	Team, Inc.†	20,535
500	Tecumseh Products Co., Class A†	4,360
250	Tennant Co.	12,140
1,300	Terex Corp.†	44,746
743	Tetra Tech, Inc.†	22,654
700	Textainer Group Holdings, Ltd.(a)	27,685
2,400	Textron, Inc.	71,544
800	Timken Co.	45,264
312	Titan International, Inc.(a)	6,577
600	Toro Co. (The)	27,624
700	Towers Watson & Co., Class A	48,524
600	TransDigm Group, Inc.	91,752
100	TRC Cos., Inc.†(a)	645
300	Trex Co., Inc.†(a)	14,754
100	Trimas Corp.†	3,247
900	Trinity Industries, Inc.(a)	40,797
300	Triumph Group, Inc.(a)	23,550
800	TrueBlue, Inc.†	16,912
500	Tutor Perini Corp.†	9,650
400	Twin Disc, Inc.	10,032
200	Ultralife Corp.†	876
200	UniFirst Corp.	18,100
4,572	Union Pacific Corp.	651,099
2,980	United Continental Holdings, Inc.†(a)	95,390

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Industrials (continued)
7,921	United Parcel Service, Inc., Class B	$680,414
1,008	United Rentals, Inc.†	55,410
9,820	United Technologies Corp.	917,483
850	URS Corp.	40,298
1,500	US Airways Group, Inc.†(a)	25,455
500	US Ecology, Inc.	13,275
900	UTi Worldwide, Inc.(a)	13,032
3,400	Valence Technology, Inc.†	75
259	Valmont Industries, Inc.	40,733
1,500	Verisk Analytics, Inc., Class A†	92,445
400	Viad Corp.	11,064
300	Vicor Corp.†	1,491
750	Volt Information Sciences, Inc.†(a)	6,263
50	Wabash National Corp.†(a)	508
591	WABCO Holdings, Inc.†	41,719
300	Wabtec Corp.	30,633
1,462	Waste Connections, Inc.(a)	52,603
4,050	Waste Management, Inc.(a)	158,801
300	Watts Water Technologies, Inc., Class A(a)	14,397
250	Werner Enterprises, Inc.(a)	6,035
600	WESCO International, Inc.†(a)	43,566
500	Woodward, Inc.	19,880
585	WW Grainger, Inc.	131,613
2,200	Xylem, Inc.	60,632
		18,943,143
Information Technology — 17.4%
546	Accelrys, Inc.†	5,329
95	ACI Worldwide, Inc.†	4,642
600	Acme Packet, Inc.†	17,532
4,638	Activision Blizzard, Inc.	67,576
800	Acxiom Corp.†	16,320
600	ADDvantage Technologies Group, Inc.†(a)	1,398
5,087	Adobe Systems, Inc.†	221,335
600	ADTRAN, Inc.(a)	11,790
700	Advanced Energy Industries, Inc.†	12,810
6,750	Advanced Micro Devices, Inc.(a)	17,212
1,000	Advent Software, Inc.†	27,970
500	Aehr Test Systems†	560
1,000	Aeroflex Holding Corp.†	7,860
500	Agilysys, Inc.†	4,970
1,959	Akamai Technologies, Inc.†	69,133
650	Alliance Data Systems Corp.†(a)	105,228
2,950	Altera Corp.	104,636
1,050	Amkor Technology, Inc.(a)	4,200
1,625	Amphenol Corp., Class A(a)	121,306
300	ANADIGICS, Inc.†(a)	600
2,875	Analog Devices, Inc.	133,659
200	Anaren, Inc.†(a)	3,878
922	ANSYS, Inc.†	75,069
716	AOL, Inc.	27,559
10,029	Apple, Inc.	4,439,136
13,633	Applied Materials, Inc.	183,773
1,500	Applied Micro Circuits Corp.†(a)	11,130
854	Arris Group, Inc.†	14,663
1,350	Arrow Electronics, Inc.†	54,837
1,500	Aruba Networks, Inc.(a)	37,110
700	Aspen Technology, Inc.†	22,603
100	Astea International, Inc.†	362
5,250	Atmel Corp.†	36,540
486	ATMI, Inc.†	10,901
2,200	Autodesk, Inc.†	90,728
5,165	Automatic Data Processing, Inc.(a)	335,828
1,778	Aviat Networks, Inc.†	5,992
1,275	Avnet, Inc.†	46,155
1,000	AVX Corp.	11,900

Shares		Value
Information Technology (continued)
289	Axcelis Technologies, Inc.†	$361
200	Badger Meter, Inc.	10,704
300	Bel Fuse, Inc., Class B	4,683
1,150	Benchmark Electronics, Inc.†	20,723
298	Black Box Corp.	6,499
300	Blackbaud, Inc.	8,889
250	Blucora, Inc.(a)	3,870
1,392	BMC Software, Inc.†	64,491
1,000	Booz Allen Hamilton Holding Corp., Class A(a)	13,440
5,465	Broadcom Corp., Class A	189,472
1,250	Broadridge Financial Solutions, Inc.(a)	31,050
7,350	Brocade Communications Systems, Inc.†	42,409
106	Brooks Automation, Inc.	1,079
100	BTU International, Inc.†	227
4,322	CA, Inc.	108,785
100	Cabot Microelectronics Corp.†(a)	3,475
2,402	Cadence Design Systems, Inc.†(a)	33,460
175	Calix, Inc.†	1,426
200	Callidus Software, Inc.†(a)	914
200	Cascade Microtech, Inc.†	1,432
500	Cavium, Inc.†(a)	19,405
900	CIBER, Inc.†(a)	4,230
997	Ciena Corp.†(a)	15,962
200	Cinedigm Digital Cinema Corp., Class A†(a)	312
400	Cirrus Logic, Inc.†(a)	9,100
56,598	Cisco Systems, Inc.	1,183,464
1,800	Citrix Systems, Inc.†	129,888
500	Cognex Corp.	21,075
3,175	Cognizant Technology Solutions Corp. ADR, Class A†	243,237
400	Coherent, Inc.(a)	22,696
375	CommVault Systems, Inc.†	30,742
1,330	Computer Sciences Corp.	65,476
2,025	Compuware Corp.†	25,312
400	comScore, Inc.†	6,712
100	Comtech Telecommunications Corp.	2,428
425	Concur Technologies, Inc.†(a)	29,180
400	Constant Contact, Inc.†(a)	5,192
1,300	Convergys Corp.	22,139
1,152	CoreLogic, Inc.†	29,791
500	Cornerstone OnDemand, Inc.†	17,050
15,969	Corning, Inc.	212,867
25	CoStar Group, Inc.†(a)	2,736
100	Cray, Inc.†	2,321
900	Cree, Inc.†(a)	49,239
200	Crexendo, Inc.†(a)	506
1,128	CSG Systems International, Inc.†	23,902
100	CTS Corp.	1,044
1,625	Cypress Semiconductor Corp.(a)	17,924
800	Daktronics, Inc.	8,400
600	Datalink Corp.†	7,248
500	Dealertrack Technologies, Inc.†	14,690
16,700	Dell, Inc.	239,311
1,000	Demand Media, Inc.†(a)	8,630
388	Dice Holdings, Inc.†(a)	3,930
650	Diebold, Inc.	19,708
51	Digital Ally, Inc.†(a)	216
700	Digital River, Inc.†	9,898
300	Diodes, Inc.†(a)	6,294
200	Document Security Systems, Inc.†(a)	454
600	Dolby Laboratories, Inc., Class A(a)	20,136
400	DST Systems, Inc.	28,508
1,421	EarthLink, Inc.	7,702
12,050	eBay, Inc.†	653,351
331	Ebix, Inc.(a)	5,369

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology (continued)
150	Echelon Corp.†(a)	$366
400	EchoStar Corp., Class A†	15,588
100	Electro Scientific Industries, Inc.	1,105
3,600	Electronic Arts, Inc.†	63,720
729	Electronics for Imaging, Inc.†	18,488
22,779	EMC Corp.†	544,190
125	Emcore Corp.†	727
1,000	Emulex Corp.†	6,530
1,836	Entegris, Inc.†	18,103
1,500	EPIQ Systems, Inc.(a)	21,045
400	Equinix, Inc.†(a)	86,524
500	Exar Corp.†	5,250
200	Extreme Networks†(a)	674
900	F5 Networks, Inc.†	80,172
4,859	Facebook, Inc., Class A†	124,293
550	FactSet Research Systems, Inc.(a)	50,930
200	Fair Isaac Corp.	9,138
1,250	Fairchild Semiconductor International, Inc., Class A†	17,675
900	FalconStor Software, Inc.†(a)	2,412
200	FARO Technologies, Inc.†	8,678
2,610	Fidelity National Information Services, Inc.	103,408
1,200	Finisar Corp.†(a)	15,828
700	First Solar, Inc.†(a)	18,872
1,323	Fiserv, Inc.†(a)	116,199
350	FleetCor Technologies, Inc.†	26,834
1,500	FLIR Systems, Inc.	39,015
350	FormFactor, Inc.†	1,645
255	Forrester Research, Inc.(a)	8,071
1,000	Fortinet, Inc.†	23,680
1,000	Freescale Semiconductor, Ltd.†(a)	14,890
1,100	Gartner, Inc.†	59,851
1,000	Genpact, Ltd.	18,190
102	GigOptix, Inc.†(a)	107
1,850	Global Cash Access Holdings, Inc.†	13,043
1,050	Global Payments, Inc.(a)	52,143
200	Globecomm Systems, Inc.†	2,402
400	Glu Mobile, Inc.†(a)	1,192
2,640	Google, Inc., Class A†	2,096,239
1,100	GT Advanced Technologies, Inc.†(a)	3,619
200	Guidance Software, Inc.†	2,170
800	Harmonic, Inc.†	4,632
1,225	Harris Corp.(a)	56,767
19,927	Hewlett-Packard Co.†	475,060
300	Hittite Microwave Corp.†(a)	18,168
1,100	Hutchinson Technology, Inc.†(a)	3,025
1,000	IAC/InterActiveCorp.	44,680
100	ID Systems, Inc.†	570
8	iGO, Inc.†	31
50	Ikanos Communications, Inc.†	100
600	Infinera Corp.†(a)	4,200
1,075	Informatica Corp.†	37,055
100	Infosonics Corp.†	54
2,100	Ingram Micro, Inc., Class A†	41,328
500	Insight Enterprises, Inc.†	10,310
1,560	Integrated Device Technology, Inc.†	11,653
400	Integrated Silicon Solution, Inc.†	3,668
53,043	Intel Corp.	1,158,990
350	Interactive Intelligence Group, Inc.†(a)	15,523
600	InterDigital, Inc.(a)	28,698
200	Intermec, Inc.†(a)	1,966
371	Internap Network Services Corp.†(a)	3,469
11,180	International Business Machines Corp.	2,384,694
350	International Rectifier Corp.†(a)	7,402
600	Interphase Corp.†(a)	1,542
850	Intersil Corp., Class A	7,403

Shares		Value
Information Technology (continued)
2,675	Intuit, Inc.	$175,614
381	IPG Photonics Corp.(a)	25,302
500	Itron, Inc.†	23,200
1,200	Ixia†(a)	25,968
800	IXYS Corp.	7,672
450	j2 Global, Inc.(a)	17,645
2,400	Jabil Circuit, Inc.	44,352
1,000	Jack Henry & Associates, Inc.	46,210
3,203	JDS Uniphase Corp.†	42,824
6,165	Juniper Networks, Inc.†	114,299
233	Kemet Corp.†(a)	1,456
600	Key Tronic Corp.†	6,876
100	Keynote Systems, Inc.	1,396
1,275	KLA-Tencor Corp.	67,243
400	Kulicke & Soffa Industries, Inc.†	4,624
1,787	Lam Research Corp.†	74,089
200	Lattice Semiconductor Corp.†(a)	1,090
500	Lender Processing Services, Inc.	12,730
375	Lexmark International, Inc., Class A(a)	9,900
2,100	Limelight Networks, Inc.†(a)	4,326
1,725	Linear Technology Corp.(a)	66,188
900	LinkedIn Corp., Class A†	158,454
200	Littelfuse, Inc.	13,570
193	Local Corp.†(a)	328
200	LoJack Corp.†(a)	624
200	Loral Space & Communications, Inc.	12,376
100	LRAD Corp.†(a)	104
6,096	LSI Corp.†	41,331
600	MakeMusic, Inc.†(a)	2,892
200	Marchex, Inc., Class B	842
700	Market Leader, Inc.†	6,272
600	Marlborough Software Development Holdings, Inc.†(a)	60
5,750	Marvell Technology Group, Ltd.	60,835
1,073	Mastercard, Inc., Class A	580,632
400	Mattson Technology, Inc.†	552
1,900	Maxim Integrated Products, Inc.	62,035
200	Measurement Specialties, Inc.†	7,954
3,575	MEMC Electronic Materials, Inc.†(a)	15,730
1,200	Mentor Graphics Corp.	21,660
100	Mercury Systems, Inc.†	737
400	Methode Electronics, Inc.	5,152
600	Micrel, Inc.(a)	6,306
1,537	Microchip Technology, Inc.(a)	56,500
10,552	Micron Technology, Inc.†	105,309
500	MICROS Systems, Inc.†	22,755
650	Microsemi Corp.†	15,061
84,662	Microsoft Corp.	2,422,180
600	MKS Instruments, Inc.	16,320
1,175	Molex, Inc.(a)	34,404
662	MoneyGram International, Inc.†	11,982
500	Monolithic Power Systems, Inc.	12,185
1,550	Monster Worldwide, Inc.†(a)	7,859
100	MoSys, Inc.†	471
2,960	Motorola Solutions, Inc.	189,529
1	Move, Inc.†	12
328	Multi-Fineline Electronix, Inc.†	5,061
200	Nanometrics, Inc.†	2,886
900	NAPCO Security Technologies, Inc.†	3,600
1,012	National Instruments Corp.	33,143
1,925	NCR Corp.†	53,053
3,450	NetApp, Inc.†	117,852
500	Netlist, Inc.†(a)	390
400	Netscout Systems, Inc.†	9,828
600	NetSuite, Inc.†	48,036
750	NeuStar, Inc., Class A†	34,898
200	Newport Corp.†	3,384

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology (continued)
1,000	NIC, Inc.	$19,160
50	Novatel Wireless, Inc.†	100
3,050	Nuance Communications, Inc.†(a)	61,549
100	NVE Corp.†(a)	5,642
5,825	NVIDIA Corp.(a)	74,677
21	Oclaro, Inc.†(a)	26
600	OmniVision Technologies, Inc.†(a)	8,268
5,105	ON Semiconductor Corp.†	42,269
285	OpenTable, Inc.†(a)	17,949
39,555	Oracle Corp.	1,279,209
200	OSI Systems, Inc.†	12,458
33	Overland Storage, Inc.†	39
100	PAR Technology Corp.†	471
10	Parametric Sound Corp.†	200
600	Park Electrochemical Corp.	15,204
200	Parkervision, Inc.†(a)	734
3,650	Paychex, Inc.(a)	128,006
400	PCM, Inc.†	3,320
300	Pegasystems, Inc.	8,424
100	Pericom Semiconductor Corp.†	681
8	Pfsweb, Inc.†	32
33	Pixelworks, Inc.†	73
100	Planar Systems, Inc.†	188
450	Plantronics, Inc.	19,886
100	PLX Technology, Inc.†(a)	456
2,225	PMC - Sierra, Inc.†(a)	15,108
1,900	Polycom, Inc.†	21,052
300	Power Integrations, Inc.	13,023
200	Power-One, Inc.†(a)	830
76	Powerwave Technologies, Inc.†	2
220	PRGX Global, Inc.†(a)	1,529
1,240	PTC, Inc.†	31,608
40	QAD, Inc., Class B	463
1,000	QLIK Technologies, Inc.†(a)	25,830
1,650	QLogic Corp.†	19,140
18,250	QUALCOMM, Inc.†	1,221,838
900	Rackspace Hosting, Inc.†(a)	45,432
1,000	Rambus, Inc.†(a)	5,610
1,000	RealD, Inc.†(a)	13,000
681	RealNetworks, Inc.†	5,251
1,490	Red Hat, Inc.†	75,334
600	Relm Wireless Corp.†(a)	1,338
2,627	RF Micro Devices, Inc.†	13,976
1,427	Riverbed Technology, Inc.†	21,277
300	Rosetta Stone, Inc.†	4,614
1,020	Rovi Corp.†	21,838
340	Rudolph Technologies, Inc.†(a)	4,005
3,925	SAIC, Inc.(a)	53,184
1,100	Salesforce.com, Inc.†	196,713
2,325	SanDisk Corp.†	127,875
1,833	Sanmina Corp.†	20,823
1,650	Sapient Corp.†(a)	20,114
300	ScanSource, Inc.†	8,466
600	Semtech Corp.†	21,234
300	ShoreTel, Inc.†(a)	1,089
100	Silicon Image, Inc.†	486
500	Silicon Laboratories, Inc.†	20,680
1,707	Skyworks Solutions, Inc.†	37,605
300	Smith Micro Software, Inc.†	396
500	SolarWinds, Inc.†	29,550
800	Solera Holdings, Inc.	46,664
4,725	Sonus Networks, Inc.†	12,238
300	Sourcefire, Inc.†(a)	17,769
900	Spire Corp.†	621
1,000	SS&C Technologies Holdings, Inc.†	29,980
200	STEC, Inc.†(a)	884
1,000	SunPower Corp., Class A†(a)	11,540

Shares		Value
Information Technology (continued)
430	Sycamore Networks, Inc.†(a)	$159
102	SYKES Enterprises, Inc.†	1,628
7,083	Symantec Corp.†	174,808
100	Symmetricom, Inc.†	454
300	SYNNEX Corp.†(a)	11,100
1,417	Synopsys, Inc.†	50,842
300	Syntel, Inc.	20,256
550	Take-Two Interactive Software, Inc.†(a)	8,883
700	Tech Data Corp.†	31,927
800	TechTarget, Inc.†(a)	3,912
5,404	Tellabs, Inc.	11,294
1,800	Teradata Corp.†	105,318
1,825	Teradyne, Inc.†(a)	29,602
1,000	Tessco Technologies, Inc.(a)	21,640
400	Tessera Technologies, Inc.	7,500
9,485	Texas Instruments, Inc.(a)	336,528
100	THQ, Inc.†	4
1,825	TIBCO Software, Inc.†	36,902
800	TiVo, Inc.†(a)	9,912
1,937	Total System Services, Inc.(a)	47,999
100	Travelzoo, Inc.†	2,137
2,534	Trimble Navigation, Ltd.†	75,919
1,300	TriQuint Semiconductor, Inc.†(a)	6,565
1,200	TTM Technologies, Inc.†	9,120
500	Tyler Technologies, Inc.†	30,630
400	Ultimate Software Group, Inc.†	41,664
427	Unisys Corp.†(a)	9,714
800	United Online, Inc.	4,824
700	Universal Display Corp.†(a)	20,573
311	Unwired Planet, Inc.†(a)	690
67	UTStarcom Holdings Corp.†(a)	187
505	ValueClick, Inc.†(a)	14,923
450	VASCO Data Security International, Inc.†(a)	3,798
1,015	VeriFone Systems, Inc.†	20,990
1,416	VeriSign, Inc.†(a)	66,948
55	Viasystems Group, Inc.†	717
475	VirnetX Holding Corp.†(a)	9,106
1,000	Virtusa Corp.†	23,760
5,350	Visa, Inc., Class A	908,644
1,806	Vishay Intertechnology, Inc.†(a)	24,580
129	Vishay Precision Group, Inc.†	1,895
585	VMware, Inc., Class A†	46,145
300	Volterra Semiconductor Corp.†	4,260
200	Web.com Group, Inc.†(a)	3,416
958	WebMD Health Corp., Class A†	23,299
42	WebMediaBrands, Inc.†	69
2,525	Western Digital Corp.	126,957
6,454	Western Union Co. (The)(a)	97,068
40	Wireless Ronin Technologies, Inc.†	60
100	WPCS International, Inc.†(a)	40
13,095	Xerox Corp.	112,617
2,175	Xilinx, Inc.	83,020
800	XO Group, Inc.†	8,000
11,900	Yahoo!, Inc.†	280,007
825	Zebra Technologies Corp., Class A†	38,882
1,000	Zygo Corp.†(a)	14,810
		30,077,268
Materials — 3.7%
81	A Schulman, Inc.	2,556
1,995	Air Products & Chemicals, Inc.	173,805
735	Airgas, Inc.(a)	72,883
1,875	AK Steel Holding Corp.†(a)	6,206
1,000	Albemarle Corp.	62,520
12,298	Alcoa, Inc.(a)	104,779
1,050	Allegheny Technologies, Inc.(a)	33,295
900	Allied Nevada Gold Corp.†	14,814

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Materials (continued)
500	AM Castle & Co.†(a)	$8,750
200	AMCOL International Corp.	6,038
400	American Vanguard Corp.	12,216
850	Aptargroup, Inc.	48,748
717	Ashland, Inc.	53,273
348	Balchem Corp.	15,291
1,600	Ball Corp.	76,128
1,150	Bemis Co., Inc.(a)	46,414
300	Buckeye Technologies, Inc.	8,985
700	Cabot Corp.	23,940
500	Carpenter Technology Corp.(a)	24,645
1,500	Celanese Corp., Ser A, Class A(a)	66,075
600	Century Aluminum Co.†(a)	4,644
619	CF Industries Holdings, Inc.	117,839
1,005	Chemtura Corp.†	21,718
1,400	Cliffs Natural Resources, Inc.(a)	26,614
1,110	Coeur d'Alene Mines Corp.†	20,935
1,300	Commercial Metals Co.(a)	20,605
400	Compass Minerals International, Inc.(a)	31,560
1,800	Core Molding Technologies, Inc.†	15,984
2,000	Crown Holdings, Inc.†	83,220
600	Cytec Industries, Inc.	44,448
100	Deltic Timber Corp.	6,872
400	Domtar Corp.	31,048
10,736	Dow Chemical Co. (The)	341,834
1,316	Eastman Chemical Co.	91,949
2,800	Ecolab, Inc.	224,504
9,996	EI du Pont de Nemours & Co.	491,403
1,000	Ferro Corp.†(a)	6,750
1,300	Flotek Industries, Inc.†	21,255
1,275	FMC Corp.(a)	72,713
10,169	Freeport-McMoRan Copper & Gold, Inc.	336,594
1,000	Friedman Industries, Inc.	9,970
500	Globe Specialty Metals, Inc.(a)	6,960
2,900	Graphic Packaging Holding Co.†	21,721
2,000	Headwaters, Inc.†	21,800
3,400	Hecla Mining Co.(a)	13,430
300	Horsehead Holding Corp.†	3,264
2,150	Huntsman Corp.(a)	39,969
700	International Flavors & Fragrances, Inc.(a)	53,669
4,542	International Paper Co.	211,566
400	Intrepid Potash, Inc.	7,504
1,100	Louisiana-Pacific Corp.†	23,760
400	Martin Marietta Materials, Inc.	40,808
1,200	McEwen Mining, Inc.†(a)	3,432
1,376	MeadWestvaco Corp.	49,949
1,000	Metals USA Holdings Corp.	20,650
380	Minerals Technologies, Inc.	15,774
800	Molycorp, Inc.†(a)	4,160
5,445	Monsanto Co.	575,155
3,050	Mosaic Co. (The)	181,811
200	Myers Industries, Inc.	2,792
100	NewMarket Corp.(a)	26,036
4,900	Newmont Mining Corp.	205,261
100	NL Industries, Inc.(a)	1,243
1,000	Noranda Aluminum Holding Corp.	4,490
2,670	Nucor Corp.	123,220
770	Olin Corp.(a)	19,419
1,475	Owens-Illinois, Inc.†	39,309
975	Packaging Corp. of America	43,748
1,000	PH Glatfelter Co.	23,380
1,158	PolyOne Corp.	28,267
1,361	PPG Industries, Inc.	182,292
3,176	Praxair, Inc.	354,251
1,000	Reliance Steel & Aluminum Co.	71,170
400	Rock Tenn Co., Class A	37,116

Shares		Value
Materials (continued)
600	Rockwood Holdings, Inc.	$39,264
600	Royal Gold, Inc.(a)	42,618
1,300	RPM International, Inc.	41,054
700	Scotts Miracle-Gro Co. (The), Class A	30,268
1,300	Sealed Air Corp.	31,343
100	Senomyx, Inc.†	211
500	Sensient Technologies Corp.	19,545
806	Sherwin-Williams Co. (The)	136,125
1,200	Sigma-Aldrich Corp.(a)	93,216
700	Silgan Holdings, Inc.	33,075
775	Sonoco Products Co.	27,117
2,122	Southern Copper Corp.	79,724
2,800	Steel Dynamics, Inc.(a)	44,436
1,600	Stillwater Mining Co.†(a)	20,688
564	SunCoke Energy, Inc.†	9,210
192	Texas Industries, Inc.†(a)	12,117
671	Tredegar Corp.(a)	19,754
500	UFP Technologies, Inc.†	9,845
50	United States Lime & Minerals, Inc.†	2,660
900	United States Steel Corp.(a)	17,550
900	Valspar Corp.	56,025
1,000	Verso Paper Corp.†(a)	1,320
3,200	Vista Gold Corp.†	6,912
944	Vulcan Materials Co.	48,805
700	Walter Energy, Inc.	19,950
1,300	Wausau Paper Corp.(a)	14,014
100	Westlake Chemical Corp.(a)	9,350
5,508	Weyerhaeuser Co.	172,841
1,000	Worthington Industries, Inc.	30,980
400	WR Grace & Co.†(a)	31,004
50	Zep, Inc.	751
		6,442,968
Telecommunication Services — 2.6%
600	Alaska Communications Systems Group, Inc.†(a)	996
58,449	AT&T, Inc.	2,144,494
200	Atlantic Tele-Network, Inc.	9,702
5,610	CenturyLink, Inc.(a)	197,079
1,425	Cincinnati Bell, Inc.†(a)	4,646
4,600	Clearwire Corp., Class A†	14,904
200	Cogent Communications Group, Inc.	5,280
87	Consolidated Communications Holdings, Inc.(a)	1,527
3,000	Crown Castle International Corp.†	208,920
11,886	Frontier Communications Corp.(a)	47,306
600	General Communication, Inc., Class A†	5,502
7,400	Globalstar, Inc.†(a)	2,331
16	IDT Corp., Class B	193
1,500	Leap Wireless International, Inc.†(a)	8,835
1,374	Level 3 Communications, Inc.†(a)	27,879
3,700	MetroPCS Communications, Inc.†(a)	40,330
500	Neutral Tandem, Inc.(a)	1,635
1,825	NII Holdings, Inc.†(a)	7,902
1,200	SBA Communications Corp., Class A†(a)	86,424
25,971	Sprint Nextel Corp.†	161,280
975	tw telecom, Inc., Class A†	24,560
400	USA Mobility, Inc.(a)	5,308
30,438	Verizon Communications, Inc.	1,496,028
600	Vonage Holdings Corp.†(a)	1,734
7,091	Windstream Corp.(a)	56,373
		4,561,168
Utilities — 3.6%
6,135	AES Corp. (The)	77,117
1,519	AGL Resources, Inc.	63,722
1,100	Alliant Energy Corp.	55,198
2,800	Ameren Corp.	98,056

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Utilities (continued)
5,330	American Electric Power Co., Inc.	$259,198
2,000	American Water Works Co., Inc.	82,880
1,721	Aqua America, Inc.	54,108
1,100	Atmos Energy Corp.(a)	46,959
1,000	Avista Corp.	27,400
300	Black Hills Corp.(a)	13,212
5,000	Calpine Corp.†	103,000
4,600	CenterPoint Energy, Inc.	110,216
400	Cleco Corp.	18,812
2,350	CMS Energy Corp.(a)	65,659
3,250	Consolidated Edison, Inc.(a)	198,347
6,040	Dominion Resources, Inc.	351,407
1,675	DTE Energy Co.	114,469
6,776	Duke Energy Corp.	491,870
183	Dynegy, Inc.†(a)	236
11	Dynegy, Inc.†(a)	264
3,050	Edison International	153,476
1,750	Entergy Corp.	110,670
9,691	Exelon Corp.(a)	334,146
4,280	FirstEnergy Corp.(a)	180,616
16	Genie Energy, Ltd., Class B†(a)	148
1,305	Great Plains Energy, Inc.	30,263
750	Hawaiian Electric Industries, Inc.(a)	20,782
500	IDACORP, Inc.	24,135
700	Integrys Energy Group, Inc.(a)	40,712
600	ITC Holdings Corp.(a)	53,556
2,125	MDU Resources Group, Inc.	53,104
950	National Fuel Gas Co.(a)	58,282
4,710	NextEra Energy, Inc.	365,873
3,215	NiSource, Inc.	94,328
3,117	Northeast Utilities	135,465
3,577	NRG Energy, Inc.	94,755
2,100	NV Energy, Inc.	42,063
1,050	OGE Energy Corp.	73,479
2,050	ONEOK, Inc.	97,724
1,000	Ormat Technologies, Inc.†(a)	20,650
2,650	Pepco Holdings, Inc.(a)	56,710
4,125	PG&E Corp.	183,686
700	Piedmont Natural Gas Co., Inc.	23,016
1,300	Pinnacle West Capital Corp.(a)	75,257
700	PNM Resources, Inc.	16,303
800	Portland General Electric Co.	24,264
6,450	PPL Corp.(a)	201,949
5,350	Public Service Enterprise Group, Inc.	183,719
2,200	Questar Corp.(a)	53,526
1,379	SCANA Corp.	70,550
2,475	Sempra Energy(a)	197,852
9,325	Southern Co. (The)(a)	437,529
2,700	TECO Energy, Inc.(a)	48,114
1,300	UGI Corp.	49,907
933	Vectren Corp.	33,047
950	Westar Energy, Inc.(a)	31,521
350	WGL Holdings, Inc.	15,435
2,700	Wisconsin Energy Corp.(a)	115,803
5,375	Xcel Energy, Inc.	159,638
		6,194,183
Total Common Stock
(Cost $85,745,170)		171,365,459

SHORT-TERM INVESTMENTS (d) — 15.0%
837,743	Northern Trust Institutional Government Select Portfolio, 0.010%	837,743

Shares		Value

SHORT-TERM INVESTMENTS (continued)
25,014,854	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(e)	$25,014,853

Total Short-Term Investments
(Cost $25,852,596)		25,852,596

RIGHTS — 0.0%
1,600	Basic Energy Services, Inc.†(b)	176
317	United Community	20

Total Rights (Cost $–)		196

WARRANT — 0.0%
1	Magnum Hunter Resources Corp., Expires 08/29/14(b)	—

Total Warrant (Cost $–)		—

Total Investments — 114.4%
(Cost $111,597,766)‡		197,218,251
Other Assets & Liabilities, Net — (14.4)%		(24,881,093)
NET ASSETS — 100.0%		$172,337,158

†	Non-income producing security.
‡	At March 31, 2013, the tax basis cost of the Fund's investments was $112,287,547, and the unrealized appreciation and depreciation were $89,540,834 and $(4,610,130), respectively.
(a)	This security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $24,717,567.
(b)	Securities fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of March 31, 2013 was $11,594.
(c)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.
(d)	Rate shown is the 7-day effective yield as of March 31, 2013.
(e)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2013 was $25,014,853.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $184,112.

ADR — American Depositary Receipt
LP — Limited Partnership Investment
Ltd. — Limited
PLC— Public Limited Company
REIT — Real Estate Investment Trust

Amounts designated as “—” are either $0, or have been rounded to $0.

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2013
Schedule of Investments	(Unaudited)

As of March 31, 2013, all of the Fund’s investments were considered Level 1, except for Basic Energy Services, Inc., Hyster-Yale Materials Handling, Inc., Magnum Hunter Resources Corp. Warrant, Orleans Homebuilders, Inc., and Trico Marine Services, Inc., which are Level 3. At March 31, 2013, these investments were valued at $11,594.  A reconciliation of Level 3 investments is only presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.  For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund*
(f/k/a Wilshire Large Cap Core Plus Fund)	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.5%
Consumer Discretionary — 11.8%
2,782	Advance Auto Parts, Inc.	$229,932
3,900	Amazon.com, Inc.	1,039,311
9,400	Apollo Group, Inc., Class A†(a)	163,466
2,476	Bed Bath & Beyond, Inc.†(a)	159,504
6,106	CBS Corp., Class B	285,089
5,760	Coach, Inc.(a)	287,942
34,567	Comcast Corp., Class A	1,452,160
4,556	Dick's Sporting Goods, Inc.	215,499
5,813	Foot Locker, Inc.	199,037
19,220	Ford Motor Co.	252,743
5,241	GameStop Corp., Class A(a)	146,591
6,356	Gannett Co., Inc.(a)	139,006
16,769	Gap, Inc. (The)	593,623
2,245	Genuine Parts Co.(a)	175,110
18,220	Home Depot, Inc. (The)	1,271,392
3,919	Jarden Corp.†(a)	167,929
6,221	Las Vegas Sands Corp.	350,553
2,616	Lear Corp.	143,540
39,344	Lowe's Cos., Inc.	1,491,924
3,613	Macy's, Inc.	151,168
4,659	Mattel, Inc.	204,018
6,600	McDonald's Corp.	657,954
3,241	Meredith Corp.(a)	124,001
4,000	Michael Kors Holdings, Ltd.†	227,160
29,114	News Corp., Class A	888,559
7,159	NIKE, Inc., Class B	422,453
5,200	Omnicom Group, Inc.(a)	306,280
1,612	O'Reilly Automotive, Inc.†	165,311
6,905	PetSmart, Inc.(a)	428,801
400	priceline.com, Inc.†	275,172
2,886	Ross Stores, Inc.	174,949
44,010	Staples, Inc.(a)	591,054
16,758	Starbucks Corp.	954,536
20,262	Time Warner Cable, Inc., Class A	1,946,367
7,300	Time Warner, Inc.	420,626
9,383	TJX Cos., Inc.	438,655
2,106	TRW Automotive Holdings Corp.†	115,830
1,748	Ulta Salon Cosmetics & Fragrance, Inc.†(a)	141,885
1,950	Urban Outfitters, Inc.†	75,543
8,022	VF Corp.(a)	1,345,691
4,682	Viacom, Inc., Class B	288,271
10,400	Walt Disney Co. (The)	590,720
2,999	Williams-Sonoma, Inc.	154,508
4,600	Wyndham Worldwide Corp.	296,608
24,092	Yum! Brands, Inc.	1,733,178
		21,883,649
Consumer Staples — 11.2%
9,350	Altria Group, Inc.	321,547
6,507	Anheuser-Busch InBev NV ADR(a)	647,772
1,595	Beam, Inc.	101,346
2,871	Campbell Soup Co.	130,229
2,439	Clorox Co. (The)(a)	215,925
61,600	Coca-Cola Co. (The)	2,491,103
2,529	Constellation Brands, Inc., Class A†(a)	120,482
3,363	Costco Wholesale Corp.	356,848
62,198	CVS Caremark Corp.	3,420,267
7,484	Estee Lauder Cos., Inc. (The), Class A	479,201
5,659	General Mills, Inc.	279,045
1,500	HJ Heinz Co.	108,405
3,523	Hormel Foods Corp.(a)	145,570

Shares		Value
Consumer Staples (continued)
3,065	Kimberly-Clark Corp.	$300,309
8,737	Kraft Foods Group, Inc.	450,218
6,678	Kroger Co. (The)	221,309
33,480	Lorillard, Inc.	1,350,918
16,609	McCormick & Co., Inc.(a)	1,221,592
4,850	Molson Coors Brewing Co., Class B	237,311
10,800	Mondelez International, Inc., Class A	330,588
19,690	PepsiCo, Inc.	1,557,676
22,603	Philip Morris International, Inc.	2,095,523
26,757	Procter & Gamble Co. (The)	2,061,894
3,688	Reynolds American, Inc.(a)	164,079
5,914	Safeway, Inc.(a)	155,834
4,819	Tyson Foods, Inc., Class A	119,608
2,885	Universal Corp.(a)	161,675
8,000	Walgreen Co.	381,440
14,771	Wal-Mart Stores, Inc.	1,105,314
1,398	Whole Foods Market, Inc.	121,277
		20,854,305
Energy — 10.6%
3,330	Apache Corp.	256,943
2,871	Atwood Oceanics, Inc.†	150,842
24,947	Chevron Corp.	2,964,203
939	Concho Resources, Inc.†	91,487
6,567	ConocoPhillips	394,677
3,287	Diamond Offshore Drilling, Inc.(a)	228,644
3,547	Ensco PLC, Class A(a)	212,820
7,411	EQT Corp.	502,095
41,573	Exxon Mobil Corp.	3,746,142
3,148	FMC Technologies, Inc.†(a)	171,220
2,622	Helmerich & Payne, Inc.(a)	159,155
2,968	Hess Corp.	212,538
1,427	HollyFrontier Corp.(a)	73,419
25,135	Kinder Morgan, Inc.(a)	972,222
9,403	Marathon Oil Corp.	317,069
10,193	Marathon Petroleum Corp.	913,293
5,433	Murphy Oil Corp.	346,245
1,404	Noble Energy, Inc.	162,387
13,945	Occidental Petroleum Corp.	1,092,870
26,481	Phillips 66	1,852,876
2,850	Range Resources Corp.(a)	230,964
18,200	Royal Dutch Shell PLC ADR, Class A	1,185,912
25,944	Schlumberger, Ltd.	1,942,946
33,827	Seadrill, Ltd.(a)	1,258,703
4,755	Valero Energy Corp.	216,305
2,871	World Fuel Services Corp.(a)	114,036
		19,770,013
Financials — 13.6%
6,994	Allstate Corp. (The)	343,196
4,300	American Express Co.	290,078
4,508	American Financial Group, Inc.	213,589
6,500	American International Group, Inc.†	252,330
10,374	American Tower Corp., Class A	797,968
7,813	Ameriprise Financial, Inc.(a)	575,427
6,063	Apartment Investment & Management Co., Class A	185,892
2,025	Assurant, Inc.	91,145
8,071	BancorpSouth, Inc.(a)	131,557
57,900	Bank of America Corp.	705,222
7,559	BB&T Corp.	237,277
14,557	Berkshire Hathaway, Inc., Class B	1,516,839
6,396	BlackRock, Inc., Class A	1,643,004
14,391	Capital One Financial Corp.†	790,785
4,617	Chubb Corp. (The)	404,126

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund*
(f/k/a Wilshire Large Cap Core Plus Fund)	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Financials (continued)
3,877	Cincinnati Financial Corp.	$182,956
34,676	Citigroup, Inc.	1,534,066
16,496	Cullen/Frost Bankers, Inc.(a)	1,031,495
6,270	Discover Financial Services	281,147
6,496	Equity One, Inc.(a)	155,709
4,951	Equity Residential	272,602
13,800	Fifth Third Bancorp	225,078
1,500	Franklin Resources, Inc.	226,215
3,700	Goldman Sachs Group, Inc. (The)	544,455
17,545	Hartford Financial Services Group, Inc.(a)	452,661
24,867	Huntington Bancshares, Inc.†(a)	183,767
5,742	International Bancshares Corp.(a)	119,434
31,578	Invesco, Ltd.	914,499
75,890	JPMorgan Chase & Co.	3,601,740
6,873	Leucadia National Corp.(a)	188,526
8,720	Lincoln National Corp.(a)	284,359
4,900	M&T Bank Corp.(a)	505,484
14,086	NASDAQ OMX Group, Inc. (The)	454,978
1,968	Platinum Underwriters Holdings, Ltd.	109,834
12,417	PNC Financial Services Group, Inc.	825,731
8,224	Raymond James Financial, Inc.	379,126
47,805	Regions Financial Corp.†	391,523
1,914	Reinsurance Group of America, Inc., Class A	114,208
1,532	RenaissanceRe Holdings, Ltd.	140,929
5,000	State Street Corp.	295,450
6,058	SunTrust Banks, Inc.†	174,531
2,864	Travelers Cos., Inc. (The)(a)	241,120
10,800	U.S. Bancorp	366,444
70,500	Wells Fargo & Co.†	2,607,795
6,358	XL Group PLC, Class A	192,647
6,509	Zions Bancorporation(a)	162,660
		25,339,604
Health Care — 12.1%
8,000	Abbott Laboratories	282,560
50,784	AbbVie, Inc.(a)	2,070,971
3,614	Actavis, Inc.†	332,886
4,600	Aetna, Inc.	235,152
3,190	Agilent Technologies, Inc.	133,884
5,500	Alexion Pharmaceuticals, Inc.†	506,770
5,820	Allergan, Inc.	649,687
4,437	AmerisourceBergen Corp., Class A	228,284
4,880	Amgen, Inc.	500,249
5,391	Biogen Idec, Inc.†	1,039,977
37,555	Boston Scientific Corp.†	293,305
8,000	Bristol-Myers Squibb Co.	329,520
5,257	Bruker Corp.†	100,409
4,000	Cardinal Health, Inc.	166,480
6,069	CareFusion Corp.†	212,354
4,400	Catamaran Corp.†	233,332
4,900	Celgene Corp.†	567,959
2,400	Cerner Corp.†(a)	227,400
2,913	Cigna Corp.	181,684
2,233	Covance, Inc.†(a)	165,957
19,402	Covidien PLC	1,316,231
17,990	Elan Corp. PLC ADR†(a)	212,282
8,722	Eli Lilly & Co.	495,322
11,701	Express Scripts Holding Co.†	674,563
8,244	Gilead Sciences, Inc.†	403,379
11,524	HCA Holdings, Inc.	468,220
12,300	Johnson & Johnson	1,002,819
6,942	Medtronic, Inc.	325,996

Shares		Value
Health Care (continued)
18,921	Merck & Co., Inc.	$836,876
5,400	Mylan, Inc.†(a)	156,276
6,404	Novo Nordisk ADR(a)	1,034,245
3,222	Onyx Pharmaceuticals, Inc.†(a)	286,307
134,601	Pfizer, Inc.	3,884,584
716	Regeneron Pharmaceuticals, Inc.†(a)	126,302
3,026	ResMed, Inc.(a)	140,285
2,540	Stryker Corp.(a)	165,710
1,723	Teleflex, Inc.(a)	145,611
5,402	Thermo Fisher Scientific, Inc.	413,199
2,986	United Therapeutics Corp.†(a)	181,758
6,995	UnitedHealth Group, Inc.	400,184
7,081	Valeant Pharmaceuticals International, Inc.†(a)	531,217
2,359	Varian Medical Systems, Inc.†(a)	169,848
17,907	Warner Chilcott PLC, Class A	242,640
2,942	WellPoint, Inc.	194,849
3,287	Zimmer Holdings, Inc.(a)	247,248
		22,514,771
Industrials — 10.7%
4,790	3M Co.	509,225
5,400	AECOM Technology Corp.†	177,120
3,095	Avery Dennison Corp.(a)	133,302
5,729	Babcock & Wilcox Co. (The)	162,761
9,548	Boeing Co. (The)	819,696
2,233	Carlisle Cos., Inc.	151,375
10,700	Caterpillar, Inc.(a)	930,579
3,063	Chicago Bridge & Iron Co. NV	190,212
6,918	Covanta Holding Corp.(a)	139,398
4,470	Cummins, Inc.(a)	517,671
12,627	Danaher Corp.	784,768
2,791	Deere & Co.(a)	239,970
11,535	Delta Air Lines, Inc.†	190,443
3,896	Deluxe Corp.	161,294
4,466	Donaldson Co., Inc.(a)	161,625
3,303	Dover Corp.	240,723
21,887	Eaton Corp. PLC(a)	1,340,579
23,889	Emerson Electric Co.	1,334,678
3,906	Equifax, Inc.	224,947
3,688	FedEx Corp.	362,162
1,105	Flowserve Corp.(a)	185,320
90,900	General Electric Co.	2,101,608
5,787	Honeywell International, Inc.	436,050
1	Huntington Ingalls Industries, Inc.	53
3,150	Illinois Tool Works, Inc.	191,961
11,421	Ingersoll-Rand PLC	628,269
2,361	Landstar System, Inc.(a)	134,789
10,000	Masco Corp.	202,500
3,000	Northrop Grumman Corp.	210,450
4,523	Oshkosh Corp.†(a)	192,182
15,975	PACCAR, Inc.(a)	807,696
1,626	Parker Hannifin Corp.(a)	148,909
1,729	Precision Castparts Corp.	327,853
8,464	Raytheon Co.(a)	497,599
1,571	Rockwell Automation, Inc.(a)	135,656
4,504	Rockwell Collins, Inc.	284,292
1,987	Snap-on, Inc.	164,325
14,392	Southwest Airlines Co.	194,004
2,752	Triumph Group, Inc.(a)	216,032
15,609	Union Pacific Corp.	2,222,877
5,410	United Parcel Service, Inc., Class B	464,719
8,226	United Technologies Corp.	768,555
3,700	URS Corp.	175,417

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund*
(f/k/a Wilshire Large Cap Core Plus Fund)	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Industrials (continued)
2,138	Wabtec Corp.	$218,311
766	WW Grainger, Inc.(a)	172,335
		19,854,290
Information Technology — 18.8%
25,249	Accenture PLC, Class A(a)	1,918,167
6,287	Adobe Systems, Inc.†	273,547
8,612	ADTRAN, Inc.(a)	169,226
5,104	Advent Software, Inc.†	142,759
7,323	Altera Corp.	259,747
10,554	Apple, Inc.	4,671,516
12,526	Applied Materials, Inc.	168,850
20,497	Atmel Corp.†	142,659
4,639	CA, Inc.(a)	116,764
9,569	Cadence Design Systems, Inc.†(a)	133,296
32,100	Cisco Systems, Inc.	671,211
3,200	Cognizant Technology Solutions Corp. ADR, Class A†	245,152
20,171	Corning, Inc.	268,879
14,073	Dell, Inc.	201,666
15,330	eBay, Inc.†	831,193
36,260	Fidelity National Information Services, Inc.	1,436,621
2,361	FleetCor Technologies, Inc.†(a)	181,018
7,738	FLIR Systems, Inc.	201,265
4,785	Fortinet, Inc.†	113,309
8,293	Genpact, Ltd.	150,850
2,320	Google, Inc., Class A†	1,842,150
4,900	Guidewire Software, Inc.†	188,356
16,400	Hewlett-Packard Co.†	390,976
3,605	IAC/InterActiveCorp.	161,071
51,244	Intel Corp.	1,119,681
11,517	International Business Machines Corp.	2,456,576
28,737	Juniper Networks, Inc.†	532,784
3,568	KLA-Tencor Corp.	188,176
1,600	LinkedIn Corp., Class A†	281,696
12,850	LSI Corp.†	87,123
1,353	Mastercard, Inc., Class A	732,149
4,524	Maxim Integrated Products, Inc.(a)	147,709
31,306	Microchip Technology, Inc.(a)	1,150,809
2,488	MICROS Systems, Inc.†(a)	113,229
125,519	Microsoft Corp.	3,591,098
5,945	Molex, Inc.(a)	174,070
25,883	Motorola Solutions, Inc.(a)	1,657,288
5,384	NetApp, Inc.†	183,917
50,994	Oracle Corp.	1,649,146
2,623	Palo Alto Networks, Inc.†	148,462
4,981	Paychex, Inc.(a)	174,684
3,126	Plantronics, Inc.	138,138
40,909	QUALCOMM, Inc.†	2,738,857
3,764	Seagate Technology PLC	137,612
6,373	Sourcefire, Inc.†(a)	377,473
3,764	Splunk, Inc.†	150,673
22,435	Symantec Corp.†	553,696
4,340	Tech Data Corp.†	197,947
7,656	Teradyne, Inc.†(a)	124,180
2,087	Total System Services, Inc.	51,716
4,720	Visa, Inc., Class A	801,645
15,948	Xerox Corp.	137,153
16,850	Yahoo!, Inc.†	396,481
		35,074,416
Materials — 3.6%
4,460	Albemarle Corp.	278,839
21,118	Alcoa, Inc.(a)	179,925

Shares		Value
Materials (continued)
3,982	Bemis Co., Inc.(a)	$160,714
1,814	CF Industries Holdings, Inc.	345,331
6,200	EI du Pont de Nemours & Co.	304,792
5,762	Freeport-McMoRan Copper & Gold, Inc.	190,722
1,723	International Flavors & Fragrances, Inc.	132,102
5,167	International Paper Co.	240,679
6,738	Louisiana-Pacific Corp.†	145,541
8,499	LyondellBasell Industries NV, Class A	537,902
5,800	Monsanto Co.	612,654
5,327	PPG Industries, Inc.	713,499
3,784	Praxair, Inc.	422,067
3,916	Sensient Technologies Corp.	153,076
1,194	Sherwin-Williams Co. (The)	201,655
36,642	Southern Copper Corp.(a)	1,376,641
5,700	United States Steel Corp.(a)	111,150
2,297	Valspar Corp.	142,988
15,748	Weyerhaeuser Co.	494,172
		6,744,449
Telecommunication Services — 2.9%
74,473	AT&T, Inc.	2,732,414
7,400	CenturyLink, Inc.(a)	259,962
5,926	SBA Communications Corp., Class A†(a)	426,791
23,290	Sprint Nextel Corp.†	144,631
6,523	Telephone & Data Systems, Inc.(a)	137,440
2,999	United States Cellular Corp.†(a)	107,964
31,835	Verizon Communications, Inc.	1,564,690
		5,373,892
Utilities — 4.2%
12,091	AES Corp. (The)	151,984
10,005	Ameren Corp.	350,375
14,290	American Electric Power Co., Inc.	694,923
3,442	American Water Works Co., Inc.	142,636
4,491	Atmos Energy Corp.(a)	191,721
3,657	DTE Energy Co.(a)	249,919
4,930	Duke Energy Corp.(a)	357,869
11,849	Edison International(a)	596,242
4,652	Exelon Corp.(a)	160,401
5,806	Great Plains Energy, Inc.	134,641
3,185	IDACORP, Inc.(a)	153,740
7,850	ITC Holdings Corp.(a)	700,691
6,826	National Grid PLC ADR(a)	395,976
18,618	NextEra Energy, Inc.	1,446,247
7,886	NRG Energy, Inc.	208,900
21,366	ONEOK, Inc.(a)	1,018,517
2,425	Pinnacle West Capital Corp.(a)	140,383
5,023	PPL Corp.(a)	157,270
5,476	Public Service Enterprise Group, Inc.	188,046
12,865	TECO Energy, Inc.(a)	229,254
4,777	Wisconsin Energy Corp.(a)	204,886
		7,874,621
Total Common Stock
(Cost $137,593,709)		185,284,010

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund*
(f/k/a Wilshire Large Cap Core Plus Fund)	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value

SHORT-TERM INVESTMENT (b) (c) — 17.6%
32,798,214	Northern Trust Institutional Liquid Asset Portfolio, 0.010%	$32,798,214

Total Short-Term Investment
(Cost $32,798,214)		32,798,214

Total Investments — 117.1%
(Cost $170,391,923)‡		218,082,224
Other Assets & Liabilities, Net — (17.1)%		(31,938,419)
NET ASSETS — 100.0%		$186,143,805

*	On April 2, 2013, the Fund's name and investment strategy changed.
†	Non-income producing security.
‡	At March 31, 2013, the tax basis cost of the Fund's investments was $170,391,923, and the unrealized appreciation and depreciation were $48,048,257 and $(357,956), respectively
(a)	This security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31,
2013 was $32,472,236.
(b)	Rate shown is the 7-day effective yield as of March 31, 2013.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2013 was $32,798,214. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $168,312.

ADR — American Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company

As of March 31, 2013, all of the Fund's investments in securities were considered Level 1. For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund*
(f/k/a Wilshire Large Cap Core Plus Fund)	March 31, 2013
Schedule of Securities Sold Short	(Unaudited)

Shares		Value
SECURITIES SOLD SHORT— 0.0%
Consumer Staples — 0.0%
195	Tootsie Roll Industries, Inc.	$5,832

Securities Sold Short (Proceeds $4,584)‡		$5,832

Percentages are based on Net Assets of $186,143,805.

*	On April 2, 2013, the Fund's name and investment strategy changed.
‡	At March 31, 2013, the tax basis cost of the Fund's securities sold short was $4,584, and the unrealized depreciation was $(1,248).

As of March 31, 2013, all of the Fund’s securities sold short were considered Level 1.  For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Item 2.  Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)	/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date: May 28, 2013

By (Signature and Title)	/s/ Michael Wauters
Michael Wauters, Treasurer

Date: May 28, 2013